Vanguard® Tax-Managed Balanced Fund
Schedule of Investments (unaudited)
As of September 30, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (45.7%)
Basic Materials (0.8%)
	Linde plc	49,800	13,426
	Air Products and Chemicals Inc.	19,099	4,445
	Freeport-McMoRan Inc.	141,389	3,864
	Ecolab Inc.	24,566	3,548
	Newmont Corp.	79,841	3,356
	Albemarle Corp.	10,400	2,750
	Alcoa Corp.	70,034	2,357
	International Flavors & Fragrances Inc.	25,171	2,286
	Element Solutions Inc.	120,371	1,958
	CF Industries Holdings Inc.	16,859	1,623
	Dow Inc.	36,222	1,591
	Nucor Corp.	13,700	1,466
	Celanese Corp. Class A	14,628	1,321
	Reliance Steel & Aluminum Co.	6,900	1,203
	Avery Dennison Corp.	6,958	1,132
	Fastenal Co.	21,246	978
	FMC Corp.	9,098	962
	Mosaic Co.	19,768	955
	Westlake Corp.	9,894	860
*	Cleveland-Cliffs Inc.	61,000	822
	Huntsman Corp.	27,900	685
	Ashland Inc.	6,198	589
	Eastman Chemical Co.	7,819	555
	Valvoline Inc.	17,015	431
	LyondellBasell Industries NV Class A	5,638	424
	Royal Gold Inc.	3,900	366
	Timken Co.	5,841	345
	United States Steel Corp.	18,000	326
	Steel Dynamics Inc.	4,100	291
	NewMarket Corp.	890	268
	Scotts Miracle-Gro Co.	4,442	190
*	MP Materials Corp.	4,800	131
			55,504
Consumer Discretionary (6.9%)
*	Amazon.com Inc.	881,920	99,657
*	Tesla Inc.	252,460	66,965
	Home Depot Inc.	103,869	28,662
	Costco Wholesale Corp.	46,842	22,122
	Walmart Inc.	142,023	18,420
*	Walt Disney Co.	193,829	18,284
	McDonald's Corp.	70,638	16,299

		Shares	Market Value ($000)
	Lowe's Cos. Inc.	75,512	14,182
	NIKE Inc. Class B	131,911	10,964
*	Netflix Inc.	44,651	10,513
	Starbucks Corp.	113,970	9,603
	TJX Cos. Inc.	106,628	6,624
	Target Corp.	44,125	6,548
	Dollar General Corp.	25,991	6,234
*	Booking Holdings Inc.	3,778	6,208
	Activision Blizzard Inc.	81,215	6,037
	Estee Lauder Cos. Inc. Class A	27,069	5,844
*	O'Reilly Automotive Inc.	8,103	5,699
	General Motors Co.	169,186	5,429
*	Chipotle Mexican Grill Inc. Class A	3,292	4,947
*	Uber Technologies Inc.	175,204	4,643
*	AutoZone Inc.	2,094	4,485
*	Lululemon Athletica Inc.	15,881	4,440
*	Airbnb Inc. Class A	38,387	4,032
	Ford Motor Co.	348,200	3,900
	Marriott International Inc. Class A	27,645	3,874
*	Copart Inc.	35,413	3,768
	Hilton Worldwide Holdings Inc.	30,445	3,672
	Yum! Brands Inc.	31,728	3,374
*	Dollar Tree Inc.	24,352	3,314
	Electronic Arts Inc.	27,473	3,179
*	Warner Bros Discovery Inc.	266,790	3,068
	Ross Stores Inc.	35,144	2,962
	Lennar Corp. Class A	39,160	2,919
	eBay Inc.	70,733	2,604
*	Delta Air Lines Inc.	92,500	2,596
*	Trade Desk Inc. Class A	43,390	2,593
	DR Horton Inc.	37,302	2,512
*	Ulta Beauty Inc.	5,996	2,405
	Tractor Supply Co.	12,514	2,326
*	Aptiv plc	29,624	2,317
*	NVR Inc.	569	2,269
*	Capri Holdings Ltd.	53,000	2,037
*	Southwest Airlines Co.	58,454	1,803
*	Take-Two Interactive Software Inc.	16,164	1,762
*	CarMax Inc.	26,265	1,734
	LKQ Corp.	36,460	1,719
	Advance Auto Parts Inc.	10,965	1,714
	MGM Resorts International	57,046	1,695
	Yum China Holdings Inc.	35,756	1,692
*	AutoNation Inc.	16,312	1,662
*	ROBLOX Corp. Class A	45,700	1,638
*	Rivian Automotive Inc. Class A	49,199	1,619
*	Live Nation Entertainment Inc.	21,145	1,608
	AMERCO	2,887	1,470
	Best Buy Co. Inc.	21,281	1,348
	Pool Corp.	4,229	1,346
	Domino's Pizza Inc.	4,261	1,322
*	Liberty Media Corp.-Liberty Formula One Class C	21,777	1,274
*	Liberty Media Corp.-Liberty SiriusXM Class A	33,257	1,266
	Lear Corp.	10,522	1,259
*	Etsy Inc.	12,495	1,251
*	United Airlines Holdings Inc.	37,444	1,218
	Service Corp. International	19,876	1,148
	Sirius XM Holdings Inc.	196,880	1,124

		Shares	Market Value ($000)
*	Expedia Group Inc.	11,209	1,050
*	Madison Square Garden Sports Corp.	7,548	1,031
*	Floor & Decor Holdings Inc. Class A	13,773	968
	Toll Brothers Inc.	22,801	958
	PulteGroup Inc.	25,300	949
	Gentex Corp.	39,660	945
	News Corp. Class A	62,267	941
*	Skechers USA Inc. Class A	28,459	903
	Tempur Sealy International Inc.	37,140	897
	Dick's Sporting Goods Inc.	8,512	891
*	Spotify Technology SA	9,955	859
	Fox Corp. Class A	27,800	853
*	RH	3,417	841
	Williams-Sonoma Inc.	7,089	835
	Thor Industries Inc.	11,633	814
	Rollins Inc.	23,436	813
*	Grand Canyon Education Inc.	9,737	801
	VF Corp.	26,400	790
*	Las Vegas Sands Corp.	20,600	773
*	Bright Horizons Family Solutions Inc.	13,266	765
*	American Airlines Group Inc.	61,900	745
*	Lucid Group Inc.	52,100	728
*	Five Below Inc.	5,244	722
	Garmin Ltd.	8,970	720
*	Burlington Stores Inc.	6,403	716
*	Terminix Global Holdings Inc.	16,325	625
	BorgWarner Inc.	17,234	541
*	Norwegian Cruise Line Holdings Ltd.	44,350	504
	Paramount Global Class B	25,773	491
*	Alaska Air Group Inc.	12,000	470
	Harley-Davidson Inc.	13,400	467
	Wendy's Co.	24,919	466
	PVH Corp.	10,390	465
*	Planet Fitness Inc. Class A	8,000	461
*	GameStop Corp. Class A	18,300	460
*	Liberty Media Corp.-Liberty SiriusXM Class C	11,800	445
	Whirlpool Corp.	3,182	429
*	Wynn Resorts Ltd.	6,599	416
	Aramark	13,199	412
*	Penn Entertainment Inc.	14,900	410
	Fox Corp. Class B	14,400	410
*	IAA Inc.	12,678	404
	New York Times Co. Class A	13,614	391
*	AMC Entertainment Holdings Inc. Class A	55,500	387
*	TripAdvisor Inc.	16,591	366
*	Royal Caribbean Cruises Ltd.	8,832	335
	Lennar Corp. Class B	5,464	325
*	Copa Holdings SA Class A	4,762	319
*	Ollie's Bargain Outlet Holdings Inc.	6,100	315
*	Mattel Inc.	15,775	299
*	Liberty Media Corp.-Liberty Formula One Class A	5,563	292
	Vail Resorts Inc.	1,300	280
	Nielsen Holdings plc	10,100	280
*	Hyatt Hotels Corp. Class A	3,344	271
	Ralph Lauren Corp. Class A	3,073	261
*	Lyft Inc. Class A	19,600	258
*	Wayfair Inc. Class A	7,668	250
*	JetBlue Airways Corp.	31,304	208

		Shares	Market Value ($000)
*	Hertz Global Holdings Inc.	10,700	174
	Paramount Global Class A	7,500	162
*	DraftKings Inc. Class A	10,400	157
*	Carnival Corp.	21,840	153
*	Carvana Co. Class A	7,231	147
*	Peloton Interactive Inc. Class A	21,115	146
*	Under Armour Inc. Class C	22,592	135
	Nexstar Media Group Inc. Class A	800	133
	Columbia Sportswear Co.	1,683	113
	Darden Restaurants Inc.	880	111
	Hasbro Inc.	1,600	108
*	Under Armour Inc. Class A	15,600	104
	Bath & Body Works Inc.	2,600	85
	Wyndham Hotels & Resorts Inc.	1,038	64
*	Caesars Entertainment Inc.	1,900	61
	Choice Hotels International Inc.	444	49
*	Playtika Holding Corp.	5,100	48
	Hanesbrands Inc.	6,700	47
			511,220
Consumer Staples (2.7%)
	Procter & Gamble Co.	239,701	30,262
	PepsiCo Inc.	136,299	22,252
	Coca-Cola Co.	364,081	20,396
	CVS Health Corp.	117,445	11,201
	Philip Morris International Inc.	110,149	9,144
	Mondelez International Inc. Class A	148,238	8,128
*	Monster Beverage Corp.	78,323	6,811
	Kroger Co.	143,634	6,284
	Colgate-Palmolive Co.	82,141	5,771
	McKesson Corp.	15,695	5,334
	Kellogg Co.	75,601	5,266
	Constellation Brands Inc. Class A	21,543	4,948
	Corteva Inc.	75,255	4,301
	Archer-Daniels-Midland Co.	51,573	4,149
	General Mills Inc.	48,414	3,709
	Hershey Co.	16,603	3,661
	Kimberly-Clark Corp.	29,921	3,367
	Keurig Dr Pepper Inc.	86,182	3,087
	Sysco Corp.	38,967	2,755
	Campbell Soup Co.	58,400	2,752
*	Post Holdings Inc.	31,305	2,564
	Church & Dwight Co. Inc.	32,503	2,322
	McCormick & Co. Inc. (Non-Voting)	30,670	2,186
	Brown-Forman Corp. Class A	31,619	2,136
	Tyson Foods Inc. Class A	32,013	2,111
	Brown-Forman Corp. Class B	30,438	2,026
	AmerisourceBergen Corp. Class A	14,106	1,909
	Kraft Heinz Co.	56,229	1,875
	J M Smucker Co.	11,951	1,642
	Conagra Brands Inc.	46,718	1,525
	Clorox Co.	11,700	1,502
	Altria Group Inc.	37,080	1,497
	Walgreens Boots Alliance Inc.	46,018	1,445
	Hormel Foods Corp.	28,584	1,299
*	Darling Ingredients Inc.	17,800	1,178
	Seaboard Corp.	325	1,106
	Molson Coors Beverage Co. Class B	21,200	1,017
*	Grocery Outlet Holding Corp.	26,400	879

		Shares	Market Value ($000)
	Lamb Weston Holdings Inc.	9,800	758
*	US Foods Holding Corp.	27,376	724
	Casey's General Stores Inc.	3,314	671
	Ingredion Inc.	6,341	511
	Bunge Ltd.	5,200	429
*	Pilgrim's Pride Corp.	15,550	358
	Spectrum Brands Holdings Inc.	8,300	324
	Reynolds Consumer Products Inc.	12,100	315
*	Boston Beer Co. Inc. Class A	900	291
*	Freshpet Inc.	4,500	225
*	Performance Food Group Co.	4,800	206
*	Olaplex Holdings Inc.	873	8
			198,617
Energy (2.2%)
	Exxon Mobil Corp.	370,147	32,317
	Chevron Corp.	174,842	25,120
	ConocoPhillips	108,540	11,108
	Devon Energy Corp.	154,493	9,290
	Continental Resources Inc.	96,315	6,435
	Occidental Petroleum Corp.	88,690	5,450
	Schlumberger NV	147,000	5,277
	Cheniere Energy Inc.	31,747	5,267
	Marathon Oil Corp.	225,300	5,087
	Marathon Petroleum Corp.	48,458	4,813
	EOG Resources Inc.	41,056	4,587
	Diamondback Energy Inc.	29,914	3,603
	Pioneer Natural Resources Co.	15,691	3,398
*	Enphase Energy Inc.	11,500	3,191
	Valero Energy Corp.	28,900	3,088
	EQT Corp.	72,232	2,943
	Hess Corp.	25,949	2,828
	Coterra Energy Inc.	101,672	2,656
	Phillips 66	31,975	2,581
	Range Resources Corp.	99,510	2,514
*	First Solar Inc.	17,966	2,376
	Halliburton Co.	88,130	2,170
	Murphy Oil Corp.	59,729	2,101
	Baker Hughes Co. Class A	95,547	2,003
	Texas Pacific Land Corp.	1,100	1,955
	ChampionX Corp.	99,308	1,943
	ONEOK Inc.	28,464	1,458
	HF Sinclair Corp.	20,892	1,125
	Williams Cos. Inc.	36,405	1,042
*	Southwestern Energy Co.	156,000	955
*	Antero Resources Corp.	23,700	724
	Targa Resources Corp.	12,000	724
	NOV Inc.	43,700	707
*	Plug Power Inc.	33,600	706
	APA Corp.	20,000	684
	Kinder Morgan Inc.	33,300	554
	DT Midstream Inc.	8,587	446
	Ovintiv Inc.	6,000	276
*	ChargePoint Holdings Inc.	8,400	124
			163,626
Financials (5.0%)
*	Berkshire Hathaway Inc. Class B	178,962	47,786
	JPMorgan Chase & Co.	287,472	30,041

		Shares	Market Value ($000)
	Bank of America Corp.	797,988	24,099
	Wells Fargo & Co.	334,001	13,434
	S&P Global Inc.	38,135	11,645
	Morgan Stanley	142,641	11,270
	Charles Schwab Corp.	143,457	10,310
	Goldman Sachs Group Inc.	31,993	9,376
	Citigroup Inc.	188,000	7,834
	Progressive Corp.	64,645	7,512
	BlackRock Inc.	13,561	7,462
	Marsh & McLennan Cos. Inc.	49,821	7,438
	Aon plc Class A	27,728	7,428
	Chubb Ltd.	40,099	7,293
	PNC Financial Services Group Inc.	37,095	5,543
*	Arch Capital Group Ltd.	120,027	5,466
	CME Group Inc.	30,418	5,388
	Intercontinental Exchange Inc.	55,426	5,008
*	SVB Financial Group	14,756	4,955
	Truist Financial Corp.	109,424	4,764
	Webster Financial Corp.	102,257	4,622
	US Bancorp	101,700	4,101
	Moody's Corp.	16,798	4,084
	First Republic Bank	30,426	3,972
	Pinnacle Financial Partners Inc.	48,700	3,950
	Allstate Corp.	30,822	3,838
	Blackstone Inc.	43,840	3,669
	MSCI Inc. Class A	8,302	3,502
	Travelers Cos. Inc.	22,581	3,459
	Arthur J Gallagher & Co.	19,849	3,399
	Aflac Inc.	57,474	3,230
	MetLife Inc.	50,516	3,070
	M&T Bank Corp.	17,300	3,050
*	Alleghany Corp.	3,433	2,882
	First Citizens BancShares Inc. Class A	3,400	2,711
	Bank of New York Mellon Corp.	67,629	2,605
	Willis Towers Watson plc	12,960	2,604
	American International Group Inc.	52,900	2,512
	Ameriprise Financial Inc.	9,883	2,490
	KKR & Co. Inc.	57,700	2,481
	Northern Trust Corp.	27,923	2,389
*	Markel Corp.	2,155	2,337
*	Brighthouse Financial Inc.	52,982	2,300
	Discover Financial Services	23,903	2,173
	Assured Guaranty Ltd.	43,927	2,128
	T. Rowe Price Group Inc.	19,374	2,034
	Hartford Financial Services Group Inc.	31,442	1,948
	W R Berkley Corp.	28,873	1,865
	Apollo Global Management Inc.	36,874	1,715
	FactSet Research Systems Inc.	4,244	1,698
	Raymond James Financial Inc.	17,151	1,695
	White Mountains Insurance Group Ltd.	1,298	1,691
	Globe Life Inc.	16,679	1,663
	Citizens Financial Group Inc.	47,781	1,642
	State Street Corp.	26,969	1,640
	Fifth Third Bancorp	50,575	1,616
	Wintrust Financial Corp.	19,700	1,607
	East West Bancorp Inc.	23,855	1,602
	Brown & Brown Inc.	26,238	1,587
	Zions Bancorp NA	30,699	1,561

		Shares	Market Value ($000)
	Voya Financial Inc.	24,712	1,495
	Reinsurance Group of America Inc.	11,595	1,459
	Nasdaq Inc.	24,069	1,364
	Regions Financial Corp.	66,902	1,343
*	Coinbase Global Inc. Class A	20,700	1,335
	RenaissanceRe Holdings Ltd.	7,451	1,046
*	Robinhood Markets Inc. Class A	100,000	1,010
	Broadridge Financial Solutions Inc.	6,831	986
	Loews Corp.	19,729	983
	Ally Financial Inc.	35,254	981
	Prudential Financial Inc.	11,212	962
*	Credit Acceptance Corp.	2,161	947
	Cboe Global Markets Inc.	7,925	930
	KeyCorp	57,018	913
	Hanover Insurance Group Inc.	6,939	889
	LPL Financial Holdings Inc.	4,000	874
	Assurant Inc.	5,942	863
	Stifel Financial Corp.	16,631	863
	Commerce Bancshares Inc.	12,959	857
	MarketAxess Holdings Inc.	3,631	808
	Popular Inc.	10,841	781
	Cincinnati Financial Corp.	8,191	734
	Lincoln National Corp.	16,530	726
	Everest Re Group Ltd.	2,700	709
	Jefferies Financial Group Inc.	21,416	632
	Western Alliance Bancorp	9,230	607
	Huntington Bancshares Inc.	42,792	564
	Affiliated Managers Group Inc.	4,560	510
	SEI Investments Co.	9,913	486
	MGIC Investment Corp.	35,128	450
	Tradeweb Markets Inc. Class A	7,500	423
	Morningstar Inc.	1,882	400
	FNB Corp.	31,970	371
*	SoFi Technologies Inc.	75,000	366
	BOK Financial Corp.	4,040	359
	New York Community Bancorp Inc.	41,600	355
	Unum Group	9,127	354
	Signature Bank	2,248	339
	CNA Financial Corp.	8,693	321
	Interactive Brokers Group Inc. Class A	4,420	282
	Primerica Inc.	2,200	272
	Bank OZK	6,200	245
	Synovus Financial Corp.	6,525	245
	Equitable Holdings Inc.	9,264	244
	Kemper Corp.	5,500	227
	Erie Indemnity Co. Class A	872	194
	Rocket Cos. Inc. Class A	30,600	193
	OneMain Holdings Inc.	4,339	128
	American Financial Group Inc.	972	119
*	Upstart Holdings Inc.	5,120	106
	SLM Corp.	6,800	95
	First Horizon Corp.	3,430	79
	Franklin Resources Inc.	1,525	33
*	Corebridge Financial Inc.	668	13
			370,044
Health Care (6.4%)
	UnitedHealth Group Inc.	91,396	46,159
	Johnson & Johnson	261,187	42,668

		Shares	Market Value ($000)
	Eli Lilly & Co.	83,598	27,031
	Pfizer Inc.	557,807	24,410
	AbbVie Inc.	166,496	22,345
	Merck & Co. Inc.	249,121	21,454
	Thermo Fisher Scientific Inc.	40,487	20,535
	Danaher Corp.	65,315	16,870
	Abbott Laboratories	164,134	15,882
	Bristol-Myers Squibb Co.	207,384	14,743
	Amgen Inc.	52,569	11,849
	Elevance Health Inc.	23,239	10,556
	Medtronic plc	130,646	10,550
	Cigna Corp.	37,282	10,345
	Zoetis Inc. Class A	54,368	8,062
*	Regeneron Pharmaceuticals Inc.	11,003	7,580
*	Intuitive Surgical Inc.	37,734	7,073
*	Vertex Pharmaceuticals Inc.	23,858	6,908
	Humana Inc.	13,882	6,735
	Gilead Sciences Inc.	105,335	6,498
	Stryker Corp.	30,849	6,248
*	Biogen Inc.	23,174	6,187
*	Boston Scientific Corp.	141,573	5,483
*	Edwards Lifesciences Corp.	66,234	5,473
	Becton Dickinson & Co.	24,312	5,417
	HCA Healthcare Inc.	27,941	5,135
*	IQVIA Holdings Inc.	23,471	4,252
*	Moderna Inc.	35,303	4,175
*	IDEXX Laboratories Inc.	12,149	3,958
*	Centene Corp.	47,374	3,686
	Agilent Technologies Inc.	29,707	3,611
	Laboratory Corp. of America Holdings	15,797	3,235
*	Illumina Inc.	15,410	2,940
	Baxter International Inc.	49,902	2,688
*	Acadia Healthcare Co. Inc.	33,932	2,653
*	Dexcom Inc.	32,216	2,595
	ResMed Inc.	11,300	2,467
*	Molina Healthcare Inc.	7,010	2,312
*	Veeva Systems Inc. Class A	13,833	2,281
*	Horizon Therapeutics plc	36,702	2,271
	Zimmer Biomet Holdings Inc.	20,770	2,171
*	Hologic Inc.	31,353	2,023
*	Catalent Inc.	27,491	1,989
*	Alnylam Pharmaceuticals Inc.	9,520	1,906
*	Seagen Inc.	13,463	1,842
*	Sarepta Therapeutics Inc.	15,900	1,758
*	Align Technology Inc.	7,778	1,611
	PerkinElmer Inc.	13,223	1,591
*	Incyte Corp.	23,850	1,589
*	Charles River Laboratories International Inc.	8,059	1,586
	Quest Diagnostics Inc.	12,819	1,573
	Royalty Pharma plc Class A	37,700	1,515
	STERIS plc	8,945	1,487
*	DaVita Inc.	17,119	1,417
*	Neurocrine Biosciences Inc.	12,964	1,377
	Bio-Techne Corp.	4,831	1,372
	Cooper Cos. Inc.	5,136	1,355
*	Bio-Rad Laboratories Inc. Class A	3,202	1,336
*	BioMarin Pharmaceutical Inc.	14,800	1,255
	West Pharmaceutical Services Inc.	4,802	1,182

		Shares	Market Value ($000)
*	United Therapeutics Corp.	5,593	1,171
*	Avantor Inc.	59,748	1,171
*	Envista Holdings Corp.	34,520	1,133
*	ABIOMED Inc.	4,438	1,090
	Teleflex Inc.	5,132	1,034
*	QIAGEN NV	23,457	968
*	Insulet Corp.	4,022	923
*	Jazz Pharmaceuticals plc	6,900	920
*	Penumbra Inc.	4,163	789
*	Ionis Pharmaceuticals Inc.	16,500	730
*	Enovis Corp.	15,396	709
	Universal Health Services Inc. Class B	7,709	680
	DENTSPLY SIRONA Inc.	23,785	674
*	Integra LifeSciences Holdings Corp.	15,889	673
*	Masimo Corp.	4,649	656
*	Repligen Corp.	3,500	655
*	Natera Inc.	14,500	635
*	Novocure Ltd.	7,900	600
	Organon & Co.	25,072	587
	Chemed Corp.	1,300	568
	Cardinal Health Inc.	8,345	556
*	Elanco Animal Health Inc.	44,069	547
*	Exact Sciences Corp.	16,786	545
*	Signify Health Inc. Class A	18,700	545
*	Exelixis Inc.	31,603	496
	Premier Inc. Class A	12,944	439
*	Henry Schein Inc.	6,500	427
*	Teladoc Health Inc.	16,800	426
*	Guardant Health Inc.	7,038	379
*	QuidelOrtho Corp.	4,900	350
*	Amedisys Inc.	3,300	319
	Viatris Inc.	36,014	307
*	Maravai LifeSciences Holdings Inc. Class A	11,900	304
*	Mirati Therapeutics Inc.	4,300	300
*	10X Genomics Inc. Class A	9,400	268
*	Doximity Inc. Class A	7,900	239
*	Ginkgo Bioworks Holdings Inc.	58,000	181
*	Oak Street Health Inc.	7,300	179
*	Certara Inc.	11,900	158
*	Tandem Diabetes Care Inc.	2,800	134
	Encompass Health Corp.	2,416	109
*	Syneos Health Inc.	2,300	108
*	Enhabit Inc.	6,908	97
	Perrigo Co. plc	2,600	93
*	Globus Medical Inc. Class A	1,500	89
*	Novavax Inc.	4,800	87
	Bruker Corp.	1,500	80
			471,383
Industrials (5.9%)
	Visa Inc. Class A	167,285	29,718
	Mastercard Inc. Class A	86,386	24,563
	Accenture plc Class A	61,106	15,723
	Union Pacific Corp.	64,593	12,584
	Honeywell International Inc.	69,897	11,671
*	PayPal Holdings Inc.	125,497	10,802
	United Parcel Service Inc. Class B	66,434	10,732
	Raytheon Technologies Corp.	130,588	10,690
	Deere & Co.	32,002	10,685

		Shares	Market Value ($000)
	Lockheed Martin Corp.	26,092	10,079
	Automatic Data Processing Inc.	42,008	9,502
	Caterpillar Inc.	52,418	8,601
	American Express Co.	63,198	8,526
*	Fiserv Inc.	76,439	7,152
	General Electric Co.	108,937	6,744
	Capital One Financial Corp.	72,192	6,654
*	Boeing Co.	54,381	6,584
	Northrop Grumman Corp.	13,646	6,418
	CSX Corp.	239,766	6,387
	Sherwin-Williams Co.	29,142	5,967
	3M Co.	50,985	5,634
	Illinois Tool Works Inc.	30,730	5,551
	AMETEK Inc.	46,011	5,218
	Norfolk Southern Corp.	24,666	5,171
	Fidelity National Information Services Inc.	64,380	4,865
	Eaton Corp. plc	31,645	4,220
	Cintas Corp.	10,373	4,027
	Vulcan Materials Co.	25,110	3,960
	Quanta Services Inc.	30,093	3,834
	Global Payments Inc.	33,431	3,612
	Emerson Electric Co.	49,169	3,600
	FedEx Corp.	23,837	3,539
	Paychex Inc.	31,200	3,501
	Martin Marietta Materials Inc.	10,626	3,423
*	Mettler-Toledo International Inc.	3,121	3,384
*	Keysight Technologies Inc.	21,308	3,353
	TransDigm Group Inc.	6,285	3,299
*	United Rentals Inc.	12,074	3,261
	Howmet Aerospace Inc.	105,166	3,253
	Fortive Corp.	55,223	3,220
	L3Harris Technologies Inc.	15,017	3,121
	Trane Technologies plc	21,310	3,086
	PACCAR Inc.	34,414	2,880
	General Dynamics Corp.	13,091	2,778
*	Middleby Corp.	20,834	2,670
	Carrier Global Corp.	74,958	2,666
*	Block Inc. Class A	48,408	2,662
	Otis Worldwide Corp.	41,684	2,659
	PPG Industries Inc.	22,949	2,540
*	Teledyne Technologies Inc.	7,464	2,519
	Parker-Hannifin Corp.	10,202	2,472
	AECOM	35,745	2,444
	Verisk Analytics Inc. Class A	14,147	2,412
	Old Dominion Freight Line Inc.	9,621	2,393
	Rockwell Automation Inc.	10,862	2,337
	Equifax Inc.	12,823	2,198
	Xylem Inc.	25,125	2,195
	Textron Inc.	36,284	2,114
*	Waters Corp.	7,833	2,111
	Ingersoll Rand Inc.	48,482	2,097
	IDEX Corp.	10,462	2,091
	Eagle Materials Inc.	18,979	2,034
*	Berry Global Group Inc.	43,393	2,019
	DuPont de Nemours Inc.	38,914	1,961
	HEICO Corp. Class A	17,003	1,949
	Nordson Corp.	8,492	1,803
	Cummins Inc.	8,721	1,775

		Shares	Market Value ($000)
	Crown Holdings Inc.	21,861	1,771
	Jacobs Solutions Inc.	15,658	1,699
*	Kirby Corp.	27,000	1,641
*	Trimble Inc.	30,037	1,630
*	Zebra Technologies Corp. Class A	6,216	1,629
	Ball Corp.	30,525	1,475
	Valmont Industries Inc.	5,396	1,449
	Expeditors International of Washington Inc.	16,257	1,436
	Huntington Ingalls Industries Inc.	6,396	1,417
	BWX Technologies Inc.	27,902	1,405
	JB Hunt Transport Services Inc.	8,852	1,385
	Synchrony Financial	47,489	1,339
	Dover Corp.	11,410	1,330
	AGCO Corp.	13,710	1,319
	WW Grainger Inc.	2,682	1,312
	TransUnion	21,683	1,290
*	FleetCor Technologies Inc.	7,268	1,280
	A O Smith Corp.	25,732	1,250
	Johnson Controls International plc	25,378	1,249
	Masco Corp.	26,716	1,247
	ITT Inc.	18,189	1,188
	Toro Co.	13,011	1,125
*	Gates Industrial Corp. plc	115,169	1,124
	Allegion plc	12,151	1,090
	Sealed Air Corp.	23,960	1,066
*	Generac Holdings Inc.	5,974	1,064
	Owens Corning	13,342	1,049
	Lennox International Inc.	4,681	1,042
	Stanley Black & Decker Inc.	13,696	1,030
	Fortune Brands Home & Security Inc.	18,587	998
	Jack Henry & Associates Inc.	5,432	990
	Carlisle Cos. Inc.	3,333	935
	Landstar System Inc.	6,235	900
*	Bill.com Holdings Inc.	6,800	900
	Oshkosh Corp.	12,558	883
*	Fair Isaac Corp.	2,040	841
	Packaging Corp. of America	7,444	836
	Silgan Holdings Inc.	18,967	797
*	Axon Enterprise Inc.	6,300	729
	RPM International Inc.	8,489	707
	Sensata Technologies Holding plc	18,883	704
	Knight-Swift Transportation Holdings Inc. Class A	14,300	700
*	Axalta Coating Systems Ltd.	32,960	694
	Westrock Co.	21,293	658
	MKS Instruments Inc.	7,915	654
	Regal Rexnord Corp.	4,625	649
	Booz Allen Hamilton Holding Corp. Class A	6,943	641
	Cognex Corp.	14,825	615
	AptarGroup Inc.	6,445	612
*	WEX Inc.	4,740	602
	Donaldson Co. Inc.	12,229	599
*	WESCO International Inc.	4,845	578
*	FTI Consulting Inc.	3,400	563
	Armstrong World Industries Inc.	6,812	540
*	Euronet Worldwide Inc.	6,792	515
	Esab Corp.	15,396	514
	CH Robinson Worldwide Inc.	5,311	512
*	XPO Logistics Inc.	11,342	505

		Shares	Market Value ($000)
	Westinghouse Air Brake Technologies Corp.	6,010	489
	Genpact Ltd.	11,065	484
	Air Lease Corp. Class A	15,591	483
*	Mohawk Industries Inc.	5,272	481
	Lincoln Electric Holdings Inc.	3,765	473
	Graco Inc.	7,412	444
	Snap-on Inc.	2,097	422
	Pentair plc	10,087	410
	Robert Half International Inc.	5,000	383
*	GXO Logistics Inc.	10,442	366
	Littelfuse Inc.	1,673	332
	nVent Electric plc	10,087	319
*	Paylocity Holding Corp.	1,300	314
	Graphic Packaging Holding Co.	15,800	312
	Curtiss-Wright Corp.	2,100	292
*	Affirm Holdings Inc. Class A	15,400	289
	Woodward Inc.	3,500	281
	MDU Resources Group Inc.	9,950	272
	Spirit AeroSystems Holdings Inc. Class A	12,300	270
	Schneider National Inc. Class B	13,062	265
	Vontier Corp.	15,682	262
	Flowserve Corp.	10,413	253
	Hubbell Inc. Class B	1,100	245
	Brunswick Corp.	3,628	237
*	MasTec Inc.	3,600	229
	Acuity Brands Inc.	1,392	219
	ADT Inc.	28,622	214
*	Trex Co. Inc.	4,500	198
*	Shift4 Payments Inc. Class A	3,800	170
*	Mercury Systems Inc.	4,100	166
	ManpowerGroup Inc.	2,450	159
	HEICO Corp.	1,087	157
	Ardagh Metal Packaging SA	12,900	62
			432,347
Real Estate (1.4%)
	American Tower Corp.	48,789	10,475
	Prologis Inc.	84,344	8,569
	Equinix Inc.	10,692	6,082
	Crown Castle Inc.	41,238	5,961
	SBA Communications Corp. Class A	16,094	4,581
	Public Storage	15,584	4,563
*	CBRE Group Inc. Class A	64,501	4,354
	American Homes 4 Rent Class A	106,725	3,502
	Iron Mountain Inc.	65,797	2,893
*	CoStar Group Inc.	40,887	2,848
	Sun Communities Inc.	20,455	2,768
	Welltower Inc.	41,263	2,654
	Digital Realty Trust Inc.	25,338	2,513
	VICI Properties Inc.	82,099	2,451
*	Jones Lang LaSalle Inc.	15,712	2,374
	Extra Space Storage Inc.	13,300	2,297
	Weyerhaeuser Co.	73,746	2,106
	Invitation Homes Inc.	60,807	2,053
	Equity Residential	30,250	2,033
	Alexandria Real Estate Equities Inc.	14,430	2,023
	Duke Realty Corp.	38,219	1,842
	Mid-America Apartment Communities Inc.	11,679	1,811
	AvalonBay Communities Inc.	9,828	1,810

		Shares	Market Value ($000)
	Realty Income Corp.	29,900	1,740
	Host Hotels & Resorts Inc.	104,824	1,665
	Ventas Inc.	41,000	1,647
	Simon Property Group Inc.	17,000	1,526
	Essex Property Trust Inc.	5,973	1,447
	Equity LifeStyle Properties Inc.	22,346	1,404
	Camden Property Trust	10,700	1,278
*	Howard Hughes Corp.	22,500	1,246
	Americold Realty Trust Inc.	36,000	886
	Rexford Industrial Realty Inc.	16,454	856
	Healthcare Realty Trust Inc. Class A	37,928	791
	Kimco Realty Corp.	40,000	736
	Healthpeak Properties Inc.	30,867	707
	Apartment Income REIT Corp. Class A	17,807	688
	Lamar Advertising Co. Class A	7,467	616
	First Industrial Realty Trust Inc.	13,121	588
	Boston Properties Inc.	7,581	568
	UDR Inc.	12,695	530
	Kilroy Realty Corp.	10,852	457
*	Zillow Group Inc. Class C	15,191	435
*	Zillow Group Inc. Class A	13,524	387
	Douglas Emmett Inc.	20,790	373
	Federal Realty Investment Trust	3,019	272
	SL Green Realty Corp.	6,325	254
	Park Hotels & Resorts Inc.	21,950	247
	JBG SMITH Properties	10,700	199
	Rayonier Inc.	5,100	153
*	Opendoor Technologies Inc.	45,854	143
	Medical Properties Trust Inc.	10,779	128
	Life Storage Inc.	513	57
	STORE Capital Corp.	1,277	40
*	WeWork Inc.	12,944	34
			104,661
Technology (11.8%)
	Apple Inc.	1,517,241	209,683
	Microsoft Corp.	756,790	176,256
*	Alphabet Inc. Class A	638,300	61,053
*	Alphabet Inc. Class C	529,931	50,953
*	Meta Platforms Inc. Class A	227,172	30,823
	NVIDIA Corp.	238,960	29,007
	Broadcom Inc.	39,319	17,458
	Texas Instruments Inc.	92,993	14,394
*	Salesforce Inc.	95,485	13,735
*	Adobe Inc.	48,424	13,326
	QUALCOMM Inc.	109,810	12,406
	Intel Corp.	442,136	11,394
	Intuit Inc.	27,626	10,700
	International Business Machines Corp.	89,574	10,642
*	Advanced Micro Devices Inc.	160,279	10,155
	Oracle Corp.	163,205	9,967
*	ServiceNow Inc.	20,073	7,580
	Applied Materials Inc.	90,715	7,432
	Analog Devices Inc.	50,426	7,026
	Micron Technology Inc.	127,810	6,403
*	Cadence Design Systems Inc.	33,815	5,526
*	Synopsys Inc.	17,230	5,264
	Roper Technologies Inc.	14,570	5,240
	Lam Research Corp.	14,110	5,164

		Shares	Market Value ($000)
*	Snowflake Inc. Class A	30,041	5,106
*	Palo Alto Networks Inc.	29,121	4,770
*	Autodesk Inc.	25,262	4,719
*	Twitter Inc.	106,399	4,665
	Amphenol Corp. Class A	65,560	4,390
*	ON Semiconductor Corp.	66,909	4,170
*	Crowdstrike Holdings Inc. Class A	19,000	3,131
	KLA Corp.	10,117	3,062
*	Fortinet Inc.	60,810	2,988
	HP Inc.	119,671	2,982
*	Workday Inc. Class A	19,547	2,975
	Cognizant Technology Solutions Corp. Class A	50,418	2,896
	VMware Inc. Class A	27,038	2,879
	Marvell Technology Inc.	62,986	2,703
*	Atlassian Corp. Class A	12,259	2,582
	Microchip Technology Inc.	40,540	2,474
*	Gartner Inc.	8,596	2,378
*	Datadog Inc. Class A	25,886	2,298
*	EPAM Systems Inc.	6,026	2,183
*	VeriSign Inc.	11,471	1,993
	Corning Inc.	68,131	1,977
*	ANSYS Inc.	8,869	1,966
*	Wolfspeed Inc.	18,851	1,948
*	Zoom Video Communications Inc. Class A	25,071	1,845
	Monolithic Power Systems Inc.	4,544	1,651
*	Arrow Electronics Inc.	17,906	1,651
*	Paycom Software Inc.	4,651	1,535
*	CACI International Inc. Class A	5,700	1,488
	NetApp Inc.	23,971	1,483
	NortonLifeLock Inc.	73,096	1,472
*	Black Knight Inc.	22,712	1,470
	Teradyne Inc.	19,532	1,468
	Skyworks Solutions Inc.	17,100	1,458
	Hewlett Packard Enterprise Co.	120,529	1,444
	CDW Corp.	8,857	1,382
*	Zscaler Inc.	8,330	1,369
*	Match Group Inc.	28,292	1,351
[1]	Citrix Systems Inc.	12,959	1,348
*	Cloudflare Inc. Class A	23,020	1,273
*	DoorDash Inc. Class A	25,720	1,272
*	GoDaddy Inc. Class A	17,857	1,266
*	Akamai Technologies Inc.	15,501	1,245
*	Palantir Technologies Inc. Class A	150,294	1,222
*	HubSpot Inc.	4,458	1,204
	Entegris Inc.	13,565	1,126
*	Twilio Inc. Class A	16,165	1,118
*	PTC Inc.	10,669	1,116
*	Aspen Technology Inc.	4,515	1,076
*	Splunk Inc.	14,265	1,073
*	DocuSign Inc. Class A	19,525	1,044
*	MongoDB Inc. Class A	5,194	1,031
*	Pinterest Inc. Class A	43,700	1,018
*	Tyler Technologies Inc.	2,891	1,005
*	Western Digital Corp.	30,832	1,004
*	Change Healthcare Inc.	35,166	967
*	Dropbox Inc. Class A	45,060	934
*	ZoomInfo Technologies Inc. Class A	22,400	933
*	Zendesk Inc.	12,076	919

		Shares	Market Value ($000)
*	Wix.com Ltd.	11,700	915
	SS&C Technologies Holdings Inc.	18,747	895
*	Okta Inc. Class A	15,716	894
*	Manhattan Associates Inc.	6,606	879
	Dell Technologies Inc. Class C	25,464	870
*	F5 Inc.	5,875	850
*	DXC Technology Co.	33,350	816
*	NCR Corp.	42,803	814
*	Qorvo Inc.	10,165	807
	Leidos Holdings Inc.	8,850	774
*	Pure Storage Inc. Class A	28,105	769
*	Globant SA	4,076	763
*	Ceridian HCM Holding Inc.	12,978	725
*	Avalara Inc.	7,451	684
*	Lattice Semiconductor Corp.	13,583	668
*	Coupa Software Inc.	11,300	664
*	Clarivate plc	67,800	637
*	Teradata Corp.	19,986	621
	Amdocs Ltd.	7,600	604
*	Toast Inc. Class A	34,100	570
	Dolby Laboratories Inc. Class A	8,275	539
*	Five9 Inc.	6,700	502
*	Unity Software Inc.	15,637	498
	Jabil Inc.	8,300	479
*	UiPath Inc. Class A	36,900	465
*	Dynatrace Inc.	13,170	458
*	IAC Inc.	7,445	412
	Universal Display Corp.	4,186	395
*	Coherent Corp.	11,004	384
	Vertiv Holdings Co. Class A	39,400	383
*	Nutanix Inc. Class A	18,190	379
*	Alteryx Inc. Class A	6,200	346
*	RingCentral Inc. Class A	8,330	333
	Bentley Systems Inc. Class B	10,252	314
*	AppLovin Corp. Class A	14,900	290
*	Guidewire Software Inc.	4,686	289
*	IPG Photonics Corp.	3,321	280
*	Elastic NV	3,518	252
	Dun & Bradstreet Holdings Inc.	18,700	232
*	Smartsheet Inc. Class A	6,500	223
*	Cirrus Logic Inc.	3,122	215
	Concentrix Corp.	1,700	190
*	Kyndryl Holdings Inc.	20,080	166
*	SentinelOne Inc. Class A	6,200	159
	TD SYNNEX Corp.	1,700	138
	Pegasystems Inc.	4,268	137
*	nCino Inc.	3,800	130
*	New Relic Inc.	2,000	115
	National Instruments Corp.	2,211	83
			871,088
Telecommunications (1.1%)
	Cisco Systems Inc.	425,541	17,022
	Comcast Corp. Class A	434,683	12,749
*	T-Mobile US Inc.	85,420	11,461
	Verizon Communications Inc.	281,007	10,670
	AT&T Inc.	463,884	7,116
*	Charter Communications Inc. Class A	15,928	4,832
*	Arista Networks Inc.	33,504	3,782

		Shares	Market Value ($000)
	Motorola Solutions Inc.	15,378	3,444
*	Frontier Communications Parent Inc.	71,650	1,679
*	Liberty Broadband Corp. Class C	12,222	902
	Cable One Inc.	740	631
*	Ciena Corp.	14,679	593
*	Roku Inc. Class A	10,316	582
*	Liberty Broadband Corp. Class A	7,498	559
	Ubiquiti Inc.	1,484	436
*	Lumentum Holdings Inc.	5,700	391
*	DISH Network Corp. Class A	24,833	343
*	Viasat Inc.	7,100	215
*	Altice USA Inc. Class A	20,700	121
			77,528
Utilities (1.5%)
	NextEra Energy Inc.	206,740	16,210
	Southern Co.	98,416	6,692
	Duke Energy Corp.	68,172	6,341
	Dominion Energy Inc.	88,309	6,103
	Waste Management Inc.	33,651	5,391
	Consolidated Edison Inc.	58,005	4,974
	Xcel Energy Inc.	63,684	4,076
	Sempra Energy	26,229	3,933
	American Electric Power Co. Inc.	43,400	3,752
	Ameren Corp.	46,342	3,733
*	Clean Harbors Inc.	31,700	3,486
	Constellation Energy Corp.	39,233	3,264
*	PG&E Corp.	251,400	3,142
	Public Service Enterprise Group Inc.	50,259	2,826
	WEC Energy Group Inc.	31,059	2,778
	Exelon Corp.	65,800	2,465
	American Water Works Co. Inc.	18,056	2,350
	CMS Energy Corp.	39,527	2,302
	FirstEnergy Corp.	61,869	2,289
	Republic Services Inc. Class A	16,510	2,246
	Essential Utilities Inc.	51,686	2,139
	CenterPoint Energy Inc.	74,954	2,112
	Eversource Energy	25,887	2,018
	DTE Energy Co.	17,175	1,976
	PPL Corp.	60,316	1,529
	National Fuel Gas Co.	23,728	1,460
	Atmos Energy Corp.	14,145	1,441
	AES Corp.	62,769	1,419
*	Stericycle Inc.	31,277	1,317
	Alliant Energy Corp.	24,226	1,284
	Edison International	21,417	1,212
	Vistra Corp.	51,991	1,092
	NRG Energy Inc.	28,315	1,084
	NiSource Inc.	42,649	1,074
	Entergy Corp.	10,412	1,048
	Pinnacle West Capital Corp.	11,900	768
	OGE Energy Corp.	19,986	729
*	Sunrun Inc.	21,200	585
	UGI Corp.	15,661	506
	Brookfield Renewable Corp. Class A	8,800	288
	Evergy Inc.	3,535	210

				Shares	Market Value ($000)
	Avangrid Inc.			2,345	98
					113,742
Total Common Stocks (Cost $1,685,891)					3,369,760
		Coupon	Maturity Date	Face Amount ($000)
Tax-Exempt Municipal Bonds (53.2%)
Alabama (1.5%)
	Alabama Economic Settlement Authority BP Settlement Revenue	4.000%	9/15/33	500	480
	Alabama Federal AID Highway Finance Authority SO Revenue ETM	5.000%	9/1/25	3,525	3,703
	Alabama State Corrections Institution Finance Authority Revenue	5.000%	7/1/31	1,100	1,181
	Alabama State Public School & College Authority Capital Improvement & Refunding Bonds Revenue	5.000%	1/1/27	5,000	5,146
	Alabama State Public School & College Authority Capital Improvement & Refunding Bonds Revenue	5.000%	11/1/39	2,500	2,674
	Alabama State Public School & College Authority Tax-Exempt Capital Improvement & Refunding Bonds Revenue	4.000%	11/1/36	3,690	3,524
	Auburn AL GO	5.000%	8/1/38	1,000	1,067
	Birmingham-Jefferson AL Civic Center Authority Special Tax Revenue	5.000%	7/1/31	1,125	1,183
	Black Belt Energy Gas District Alabama Gas Prepay Revenue (Project No. 3) PUT	4.000%	12/1/23	1,555	1,552
	Black Belt Energy Gas District Alabama Gas Prepay Revenue (Project No. 3) PUT	4.000%	12/1/25	845	837
	Black Belt Energy Gas District Alabama Gas Project Revenue PUT	5.000%	6/1/28	4,985	5,130
[2]	Black Belt Energy Gas District Alabama Gas Project Revenue PUT, SIFMA Municipal Swap Index Yield + 0.650%	3.110%	10/1/27	3,750	3,770
	Black Belt Energy Gas District Alabama Gas Project Revenue (Project No. 6) PUT	4.000%	12/1/26	1,775	1,729
	Black Belt Energy Gas District Alabama Gas Project Revenue (Project No. 7) PUT	4.000%	12/1/26	8,095	7,885
	Black Belt Energy Gas District Alabama Gas Project Revenue (Project No. 8) PUT	4.000%	12/1/29	7,475	7,171
[3]	Black Belt Energy Gas District Alabama Gas Supply Revenue PUT	4.000%	6/1/27	2,115	2,095
[3]	Black Belt Energy Gas District Alabama Gas Supply Revenue PUT	4.000%	12/1/31	12,675	12,190
	Huntsville AL Electric System Revenue	5.000%	12/1/30	510	545
	Huntsville AL GO	5.000%	5/1/35	1,125	1,197
	Huntsville AL GO	5.000%	5/1/38	1,860	1,982
	Huntsville AL Health Care Authority Revenue	5.000%	6/1/35	780	807
	Huntsville AL Water System Revenue	5.000%	11/1/27	1,070	1,159
	Jefferson County AL Revenue	5.000%	9/15/29	1,470	1,567
	Jefferson County AL Revenue	5.000%	9/15/33	1,000	1,056
	Jefferson County AL Sewer Revenue	5.000%	10/1/23	500	507
[4]	Jefferson County AL Sewer Revenue	0.000%	10/1/25	500	442
	Lower AL Gas District Gas Project Revenue	5.000%	9/1/34	2,000	2,014
	Lower AL Gas District Gas Project Revenue PUT	4.000%	12/1/25	2,585	2,550
	Montgomery AL GO	4.000%	12/1/36	400	378

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Montgomery AL GO	4.000%	12/1/39	450	410
	Orange Beach AL Water Sewer & Fire Protection Authority Revenue	4.000%	5/15/38	3,500	3,222
	Pell City AL Special Care Facilities Financing Authority Revenue (Noland Health Services Inc.)	5.000%	12/1/30	2,000	2,119
	Pell City AL Special Care Facilities Financing Authority Revenue (Noland Health Services Inc.)	4.000%	12/1/34	2,000	1,877
	Southeast Alabama Gas Supply District Revenue PUT	4.000%	4/1/24	6,810	6,788
	Southeast Alabama Gas Supply District Revenue PUT	4.000%	6/1/24	1,515	1,511
	Southeast Energy Authority A Cooperative District Commodity Supply Revenue (Project No. 1) PUT	4.000%	10/1/28	2,425	2,304
	Southeast Energy Authority A Cooperative District Commodity Supply Revenue (Project No. 2) PUT	4.000%	12/1/31	4,765	4,420
	Southeast Energy Authority A Cooperative District Commodity Supply Revenue (Project No. 4) PUT	5.000%	8/1/28	6,800	6,805
	Tuscaloosa AL City Board of Education School Tax Warrants Revenue	5.000%	8/1/27	530	563
	Tuscaloosa AL City Board of Education School Tax Warrants Revenue	5.000%	8/1/28	1,090	1,155
	University of Alabama General Revenue	3.000%	7/1/36	1,085	888
[4]	University of South Alabama University Facilities Revenue	5.000%	11/1/23	740	753
[4]	University of South Alabama University Facilities Revenue	5.000%	11/1/34	2,265	2,335
					110,671
Alaska (0.1%)
	Alaska Housing Finance Corp. Revenue	5.000%	12/1/35	1,500	1,585
	Alaska Housing Finance Corp. State Capital Project Revenue	5.000%	6/1/31	1,095	1,188
	Alaska Housing Finance Corp. State Capital Project Revenue	5.000%	6/1/34	1,285	1,348
	Alaska Municipal Bond Bank Authority GO	5.000%	12/1/37	3,000	3,141
	Matanuska-Susitna Borough AK Lease Revenue (Goose Creek Correctional Center) GO	5.000%	9/1/31	1,345	1,384
	Municipality of Anchorage GO	4.000%	9/1/36	785	774
	Northern Tobacco Securitization Corp. AK Revenue	4.000%	6/1/38	1,000	902
					10,322
Arizona (0.8%)
	Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/30	675	703
	Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/31	545	560
	Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/34	755	820
	Arizona COP ETM	5.000%	10/1/26	2,000	2,134
	Arizona Excise Taxes Obligations Revenue	1.500%	7/1/29	600	498
	Arizona Excise Taxes Obligations Revenue	2.100%	7/1/36	1,000	706
[5]	Arizona Industrial Development Authority Revenue (Economic Legacy Cares)	6.375%	7/1/25	180	176
[5]	Arizona Industrial Development Authority Revenue (Economic Legacy Cares)	6.500%	7/1/26	100	97

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Arizona Industrial Development Authority Revenue (Economic Legacy Cares)	6.625%	7/1/27	265	257
[5]	Arizona Industrial Development Authority Revenue (Economic Legacy Cares)	6.750%	7/1/28	305	294
	Arizona Industrial Development Authority Revenue (Greathearts Arizona Projects)	3.000%	7/1/37	695	561
	Arizona Industrial Development Authority Revenue (Lincoln South Beltway Project)	5.000%	11/1/28	1,290	1,391
	Arizona Industrial Development Authority Revenue (Phoenix Children's Hospital)	5.000%	2/1/36	1,765	1,835
[6]	Arizona Sports & Tourism Authority Revenue (Multipurpose Stadium Facility Project)	5.000%	7/1/31	3,000	3,214
	Arizona State Transportation Board Highway Revenue	5.000%	7/1/28	2,500	2,651
	Arizona State University Revenue	5.000%	7/1/40	1,000	1,046
	Arizona State University Revenue (McAllister Academic Village LLC)	5.000%	7/1/36	1,620	1,685
	Arizona Transportation Board Excise Tax Revenue	5.000%	7/1/23	2,155	2,185
	Arizona Transportation Board Excise Tax Revenue	5.000%	7/1/24	2,110	2,175
	Arizona Transportation Board Highway Revenue	5.000%	7/1/32	1,025	1,077
	Arizona Transportation Board Highway Revenue	5.000%	7/1/33	1,000	1,048
	Arizona Water Infrastructure Finance Authority Revenue	5.000%	10/1/27	1,000	1,034
	Glendale City AZ Excise Tax Refunding Obligations Revenue	5.000%	7/1/28	1,785	1,910
	La Paz County AZ Industrial Development Authority Education Facility Lease Revenue (Harmony Public Schools Project)	5.000%	2/15/31	100	99
	Maricopa County AZ Elementary School District No. 14 (Creighton) GO	3.000%	7/1/32	1,000	907
[5]	Maricopa County AZ Industrial Development Authority Education Revenue (Legacy Traditional Schools Projects)	3.000%	7/1/31	650	542
	Maricopa County AZ Industrial Development Authority Hospital Revenue (Honorhealth)	5.000%	9/1/33	830	852
	Maricopa County AZ Pollution Control Corp. Revenue (Southern California Edison Co.)	2.400%	6/1/35	1,000	744
	Maricopa County AZ School District No. 83 Revenue	3.000%	10/1/39	1,000	729
	Maricopa County AZ Unified School District No. 4 (Mesa) GO	5.000%	7/1/24	1,730	1,782
[7,8]	Phoenix AZ Civic Improvement Corp. Distribution Revenue	5.500%	7/1/42	1,500	1,699
	Phoenix AZ Civic Improvement Corp. Wastewater System Revenue	5.000%	7/1/27	1,295	1,375
	Phoenix AZ Civic Improvement Corp. Wastewater System Revenue	4.000%	7/1/28	2,015	2,040
	Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/23	2,040	2,068
	Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/26	2,520	2,596
	Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/35	1,900	1,982
	Phoenix AZ Civic Improvement Corp. Water System Revenue	4.000%	7/1/41	1,000	927
	Phoenix AZ GO	5.000%	7/1/31	1,500	1,679

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Phoenix AZ Industrial Development Authority Lease Revenue (Downtown Phoenix Student Housing LLC)	5.000%	7/1/27	300	304
	Phoenix AZ Industrial Development Authority Lease Revenue (Downtown Phoenix Student Housing LLC)	5.000%	7/1/28	250	252
[5]	Pima County AZ Industrial Development Authority Revenue (American Leadership Academy Project)	4.000%	6/15/31	1,050	944
	Pima County AZ Industrial Development Authority Revenue (Tucson Medical Center)	4.000%	4/1/38	1,040	937
	Pima County AZ Sewer System Revenue	5.000%	7/1/24	1,105	1,138
	Pima County AZ Sewer System Revenue	5.000%	7/1/25	1,000	1,013
	Regional Public Transportation Authority Arizona Excise Tax Revenue (Maricopa County Public Transportation)	5.250%	7/1/24	1,125	1,164
	Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	1/1/36	1,540	1,619
	Salt River Project Arizona Agricultural Improvement & Power District Revenue (Arizona Salt Projects Electric System)	5.000%	1/1/24	1,210	1,237
	Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/24	910	927
	Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/28	640	662
	Salt Verde AZ Financial Corp. Gas Revenue	5.000%	12/1/37	855	842
					59,117
Arkansas (0.2%)
	Arkansas Development Finance Authority Health Care Revenue Baptist Memorial Health Care Corp.	5.000%	9/1/32	2,000	2,037
	Arkansas Federal Highway Revenue GO	3.000%	4/1/24	5,000	4,993
	Pulaski County AR Hospital Revenue (Arkansas Children's Hospital)	5.000%	3/1/29	1,075	1,129
	Rogers AR Arkansas Sales Tax Revenue	4.000%	11/1/32	1,090	1,101
[6]	Springdale AR Sales & Use Revenue	5.000%	4/1/37	1,000	1,022
	Springdale AR School District No. 50 GO	3.000%	6/1/32	1,000	884
	University of Arkansas Revenue	5.000%	11/1/24	850	879
	University of Arkansas Revenue	5.000%	11/1/30	775	814
	University of Arkansas Revenue	5.000%	4/1/38	1,000	1,058
					13,917
California (5.0%)
[4]	ABAG Finance Authority for Nonprofit Corps. California Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/30	1,135	1,215
[9]	Alameda CA Corridor Transportation Authority Revenue	0.000%	10/1/30	740	528
	Alameda CA Corridor Transportation Authority Revenue	5.000%	10/1/37	1,000	1,019
	Bakersfield CA Wastewater Revenue	5.000%	9/15/27	300	316
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	4.000%	4/1/33	1,000	1,012
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	4.000%	4/1/37	820	793
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) Prere.	5.000%	4/1/23	1,000	1,010
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.125%	4/1/25	2,950	2,820
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.850%	4/1/25	985	959
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.625%	4/1/26	2,000	1,914

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.950%	4/1/26	985	952
[2]	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT, SIFMA Municipal Swap Index Yield + 0.300%	2.760%	4/1/27	1,000	970
[2]	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT, SIFMA Municipal Swap Index Yield + 0.410%	2.870%	4/1/28	1,000	969
[2]	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT, SIFMA Municipal Swap Index Yield + 0.900%	3.360%	5/1/23	1,000	1,000
[10]	Bay Area Water Supply & Conservation Agency CA Revenue (Capital Cost Recovery Prepayment Program)	5.000%	10/1/33	1,000	1,107
[9]	Brea CA Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Project AB)	0.000%	8/1/29	1,000	759
	California Community Choice Financing Authority Revenue PUT	4.000%	12/1/27	3,325	3,291
	California Community Choice Financing Authority Revenue PUT	4.000%	8/1/28	3,170	3,098
	California Community Choice Financing Authority Revenue PUT	4.000%	8/1/31	3,260	3,116
	California Educational Facilities Authority Revenue	5.000%	3/15/39	15	16
	California Educational Facilities Authority Revenue	5.000%	6/1/43	1,995	2,184
	California GO	5.000%	12/1/22	1,025	1,028
	California GO	5.000%	9/1/23	1,750	1,780
	California GO	5.000%	11/1/23	1,155	1,178
	California GO	5.000%	4/1/24	2,000	2,056
	California GO	5.000%	10/1/24	2,000	2,073
	California GO	5.000%	12/1/24	2,000	2,078
	California GO	5.000%	3/1/26	660	688
	California GO	5.000%	4/1/26	2,000	2,123
	California GO	5.000%	4/1/27	2,000	2,151
	California GO	5.000%	4/1/27	1,000	1,075
	California GO	3.500%	8/1/27	1,515	1,530
	California GO	5.000%	4/1/28	5,125	5,584
	California GO	5.000%	4/1/28	1,000	1,089
	California GO	5.000%	4/1/29	1,000	1,102
	California GO	5.000%	9/1/29	455	485
	California GO	5.000%	9/1/29	1,000	1,108
	California GO	5.000%	10/1/29	5,000	5,545
	California GO	5.000%	11/1/29	1,700	1,732
	California GO	5.000%	11/1/29	5,000	5,549
	California GO	5.000%	4/1/31	1,000	1,119
	California GO	4.000%	8/1/31	1,675	1,711
	California GO	5.000%	4/1/32	2,500	2,721
	California GO	5.000%	10/1/32	1,875	1,936
	California GO	4.000%	8/1/33	1,520	1,542
	California GO	5.000%	8/1/33	2,865	3,031
	California GO	4.000%	9/1/33	2,000	2,027
	California GO	3.000%	10/1/34	2,725	2,417
	California GO	5.000%	11/1/34	1,340	1,456
	California GO	5.000%	3/1/35	2,000	2,158
	California GO	5.000%	4/1/35	210	224
	California GO	3.000%	10/1/35	1,815	1,581
	California GO	5.000%	11/1/35	5,000	5,419
	California GO	4.000%	3/1/36	2,000	1,988

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California GO	4.000%	10/1/36	1,155	1,146
	California GO	5.000%	9/1/41	5,000	5,350
	California GO	4.000%	10/1/41	1,000	934
	California GO	4.000%	4/1/42	1,000	929
	California GO	5.000%	4/1/42	500	522
	California Health Facilities Financing Authority Revenue Prere.	5.000%	10/1/25	795	836
	California Health Facilities Financing Authority Revenue PUT	5.000%	10/1/25	895	926
	California Health Facilities Financing Authority Revenue PUT	5.000%	11/1/29	6,250	6,800
	California Health Facilities Financing Authority Revenue (Adventist Health System/West)	5.000%	3/1/23	1,325	1,334
	California Health Facilities Financing Authority Revenue (Cedars-Sinai Health System)	5.000%	8/15/41	1,890	1,980
	California Health Facilities Financing Authority Revenue (Children's Hospital of Los Angeles)	5.000%	11/15/23	1,000	1,002
	California Health Facilities Financing Authority Revenue (Common Spirit Health)	4.000%	4/1/37	1,000	915
	California Health Facilities Financing Authority Revenue (Kaiser Permanente) PUT	5.000%	11/1/22	795	796
	California Health Facilities Financing Authority Revenue (Providence St. Joseph Health Obligated Group) PUT	4.000%	10/1/24	1,195	1,203
	California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/36	1,000	1,023
	California Housing Finance Agency Municipal Certificates Revenue	3.750%	3/25/35	2,470	2,266
	California Housing Finance Agency Municipal Certificates Revenue	3.500%	11/20/35	978	845
	California Housing Finance Agency Municipal Certificates Revenue	3.250%	8/20/36	494	423
[8]	California Infrastructure & Economic Development Bank Revenue (Bay Area Toll Bridges Seismic Retrofit) Prere.	5.000%	1/1/28	500	534
[2]	California Infrastructure & Economic Development Bank Revenue (California Academy of Sciences) PUT, SIFMA Municipal Swap Index Yield + 0.350%	2.810%	8/1/24	1,000	989
	California Infrastructure & Economic Development Bank Revenue (County Museum of Art Project) PUT	1.200%	6/1/28	1,000	831
	California Municipal Finance Authority Revenue (Anaheim Electric Utility Distribution System)	5.000%	10/1/30	965	1,017
	California Public Works Board Lease Revenue (Davidson Library) Prere.	5.000%	3/1/23	20	20
	California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	10/1/26	1,200	1,236
	California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	3/1/28	300	302
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	12/1/26	2,500	2,581
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	2/1/31	2,000	2,222
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/31	1,000	1,002
[4]	California School Facilities Financing Authority Revenue (Los Angeles County)	0.000%	8/1/49	1,975	463
	California State Department of Water Resources Central Valley Project Revenue	5.000%	12/1/30	5,425	6,167

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California State Public Works Board Lease Revenue (Various Capital Projects)	5.000%	8/1/29	1,000	1,104
	California State Public Works Board Lease Revenue (Various Capital Projects)	5.000%	8/1/30	1,000	1,111
	California State Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/32	1,000	1,002
	California State Public Works Board Lease Revenue (Various Capital Projects)	5.000%	8/1/34	340	371
	California State Public Works Board Lease Revenue (Various Capital Projects)	5.000%	8/1/36	2,000	2,159
	California State University Systemwide Revenue	5.000%	11/1/32	1,000	1,051
	California State University Systemwide Revenue	5.000%	11/1/32	2,815	3,014
	California State University Systemwide Revenue	5.000%	11/1/35	2,000	2,124
	California State University Systemwide Revenue	5.000%	11/1/37	1,000	1,045
	California State University Systemwide Revenue	5.000%	11/1/41	1,400	1,445
	California State University Systemwide Revenue Prere.	5.000%	11/1/22	1,000	1,002
	California State University Systemwide Revenue Prere.	5.000%	11/1/24	40	42
	California State University Systemwide Revenue Prere.	5.000%	11/1/24	165	171
	California State University Systemwide Revenue Prere.	5.000%	11/1/24	1,970	2,044
	California Statewide Communities Development Authority Pollution Control Revenue (Southern Edison Co.)	1.750%	9/1/29	1,000	831
	California Statewide Communities Development Authority Revenue (Kaiser Foundation Hospitals) PUT	5.000%	11/1/29	2,250	2,448
[5]	California Statewide Communities Development Authority Revenue (Loma Linda University Medical Center)	5.000%	12/1/28	400	400
[4]	Centinela Valley CA Union High School District GO	4.000%	8/1/29	1,035	1,057
	Chabot-Las Positas CA Community College District GO Prere.	5.000%	8/1/23	1,000	1,016
	Chaffey CA Community College District GO	5.000%	6/1/23	850	861
[4]	Chino CA Public Financing Authority Special Tax Revenue	5.000%	9/1/30	800	841
	Chino Valley Unified School District GO	0.000%	8/1/31	600	419
	Chula Vista CA Municipal Financing Authority Special Tax Revenue	5.500%	9/1/27	970	989
[11]	Citrus CA Community College District GO, 5.000% coupon rate effective 2/1/2023 Prere.	0.000%	2/1/24	1,000	1,006
	Contra Costa CA Community College District GO Prere.	5.000%	8/1/23	1,000	1,016
	Contra Costa CA Municipal Water District Revenue	5.000%	10/1/33	1,000	1,018
[5]	CSCDA Community Improvement Authority Revenue	2.650%	12/1/46	1,000	714
[5]	CSCDA Community Improvement Authority Revenue	2.450%	2/1/47	900	626
[5]	CSCDA Community Improvement Authority Revenue	3.500%	5/1/47	500	388
	East Bay CA Municipal Utility District Wastewater System Revenue	5.000%	6/1/34	1,375	1,435

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	East Bay CA Municipal Utility District Water System Revenue	5.000%	6/1/42	2,875	3,020
[4]	East Side CA Union High School District Santa Clara County GO	3.000%	8/1/32	1,000	900
	East Side CA Union High School District Santa Clara County GO	2.000%	8/1/33	1,000	778
[2]	Eastern Municipal Water & Wastewater Revenue PUT, SIFMA Municipal Swap Index Yield + 0.100%	2.560%	7/1/24	300	298
[11]	Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue, 6.200% coupon rate effective 1/15/2024	0.000%	1/15/29	1,390	1,414
	Gavilan CA Joint Community College District GO	5.000%	8/1/28	1,000	1,051
	Golden State Tobacco Securitization Corp. California Revenue ETM	5.000%	6/1/25	500	524
[9]	Golden State Tobacco Securitization Corp. California Revenue ETM	0.000%	6/1/27	2,070	1,767
	Golden State Tobacco Securitization Corp. California Revenue Prere.	5.000%	6/1/25	1,140	1,195
	Grossmont CA Healthcare District GO	4.000%	7/15/40	2,000	1,820
	La Quinta CA Redevelopment Agency Tax Allocation Revenue Prere.	5.000%	9/1/23	1,500	1,525
	La Quinta CA Redevelopment Agency Tax Allocation Revenue Prere.	5.000%	9/1/24	1,000	1,035
	Long Beach CA Finance Authority Natural Gas Purchase Revenue	5.250%	11/15/23	435	440
[7]	Long Beach CA Unified School District GO	0.000%	8/1/24	1,290	1,211
	Los Angeles CA Community College District GO	5.000%	8/1/24	1,015	1,050
	Los Angeles CA Community College District GO Prere.	4.000%	8/1/23	2,000	2,015
	Los Angeles CA Community College District GO Prere.	4.000%	8/1/24	1,000	1,015
	Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/27	1,670	1,796
	Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/31	2,000	2,210
	Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/34	2,000	2,146
	Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/35	400	433
	Los Angeles CA Department of Airports International Airport Revenue	4.000%	5/15/36	2,000	1,923
	Los Angeles CA Department of Airports International Airport Revenue	4.000%	5/15/36	370	353
	Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/39	1,000	1,058
	Los Angeles CA Department of Airports International Airport Revenue	4.000%	5/15/40	2,055	1,915
	Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/41	1,400	1,476
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/31	2,500	2,818
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/32	5,000	5,510
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/33	1,375	1,465
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/35	1,330	1,425

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/36	1,000	1,044
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/36	1,695	1,811
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/36	2,500	2,727
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/36	1,000	1,092
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/37	1,000	1,047
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/37	1,145	1,215
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/38	500	523
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/38	2,550	2,706
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/39	2,635	2,840
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/39	1,005	1,080
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/41	1,880	2,011
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/42	2,000	2,058
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/42	2,500	2,664
	Los Angeles CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/38	1,400	1,479
	Los Angeles CA Unified School District GO	4.000%	7/1/35	2,250	2,226
	Los Angeles CA Unified School District GO	4.000%	7/1/40	1,000	938
	Los Angeles CA Wastewater System Revenue	5.000%	6/1/36	1,755	1,869
	Los Angeles County CA Community Facilities District No. 2021-01	5.000%	9/1/42	1,800	1,736
	Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	12/1/35	1,200	1,323
	Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	12/1/39	1,000	1,093
[6]	Los Angeles County CA School District GO	5.000%	7/1/36	1,000	1,066
	Metropolitan Water District of Southern California Waterworks GO	5.000%	3/1/32	820	914
	Metropolitan Water District of Southern California Waterworks Revenue	5.000%	10/1/29	1,000	1,119
	Metropolitan Water District of Southern California Waterworks Revenue	5.000%	10/1/33	1,250	1,418
	Metropolitan Water District of Southern California Waterworks Revenue	5.000%	7/1/40	1,000	1,083
[2]	Metropolitan Water District of Southern California Waterworks Revenue PUT, SIFMA Municipal Swap Index Yield + 0.140%	2.600%	5/21/24	500	497
[2]	Metropolitan Water District of Southern California Waterworks Revenue PUT, SIFMA Municipal Swap Index Yield + 0.140%	2.600%	5/21/24	500	497
[2]	Metropolitan Water District of Southern California Waterworks Revenue PUT, SIFMA Municipal Swap Index Yield + 0.140%	2.600%	5/21/24	500	497
	Milpitas CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/31	1,130	1,182
	M-S-R CA Energy Authority Gas Revenue	6.500%	11/1/39	555	641
	Napa Valley CA Community College District GO	4.000%	8/1/32	1,090	1,101

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Napa Valley CA Unified School District GO Prere.	4.000%	8/1/23	1,690	1,702
	Newport Mesa CA Unified School District GO	0.000%	8/1/30	630	464
[6]	Oakland CA Unified School District GO	4.000%	8/1/39	1,000	944
	Orange County CA Local Transportation Authority Sales Tax Revenue	5.000%	2/15/33	1,035	1,121
[7]	Palomar Pomerado Health California GO	0.000%	8/1/26	1,040	890
[7]	Palomar Pomerado Health California GO	0.000%	8/1/30	2,000	1,423
[7]	Palomar Pomerado Health California GO	0.000%	8/1/32	740	472
	Peninsula Corridor Joint Powers Board CA Measure RR Sales Tax Revenue (Green Bonds - Climate Bond Certified)	5.000%	6/1/42	1,530	1,645
[4]	Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/31	1,375	1,455
	Regents of the University of California Medical Center Pooled Revenue	5.000%	5/15/37	2,000	2,132
	Regents of the University of California Medical Center Pooled Revenue	5.000%	5/15/39	2,000	2,120
	Riverside CA Electric Revenue	5.000%	10/1/32	1,830	1,997
	Riverside County CA Transportation Commission Sales Tax Revenue Prere.	5.250%	6/1/23	1,000	1,014
	Riverside County CA Transportation Commission Toll Revenue	0.000%	6/1/30	2,415	1,674
	Riverside County CA Transportation Commission Toll Revenue	4.000%	6/1/38	320	287
	Roseville CA Natural Gas Financing Authority Gas Revenue	5.000%	2/15/23	340	341
	Roseville CA Natural Gas Financing Authority Gas Revenue	5.000%	2/15/25	325	330
[6]	Sacramento CA City Financing Authority Revenue	5.000%	12/1/22	760	762
[12]	Sacramento CA City Financing Authority Tax Allocation Revenue	0.000%	12/1/30	1,815	1,296
	Sacramento County CA Sanitation Districts Financing Authority Revenue	5.000%	8/1/25	495	519
	Sacramento County CA Sanitation Districts Financing Authority Revenue	5.000%	8/1/27	575	602
[11]	San Diego CA Community College District GO	0.000%	8/1/41	8,000	4,470
	San Diego CA Community College District GO Prere.	5.000%	8/1/23	1,000	1,016
	San Diego CA Public Facilities Financing Authority Revenue	5.000%	5/15/39	1,925	2,086
[4]	San Diego CA Unified School District GO	5.500%	7/1/27	520	577
	San Diego CA Unified School District GO	0.000%	7/1/28	370	297
	San Diego CA Unified School District GO	0.000%	7/1/29	240	185
	San Diego CA Unified School District GO	0.000%	7/1/30	250	184
	San Diego CA Unified School District GO ETM	0.000%	7/1/27	320	271
	San Diego CA Unified School District GO ETM	0.000%	7/1/27	80	68
	San Diego CA Unified School District GO ETM	0.000%	7/1/27	100	85
	San Diego CA Unified School District GO ETM	0.000%	7/1/28	70	57
	San Diego CA Unified School District GO ETM	0.000%	7/1/28	60	49
	San Diego CA Unified School District GO ETM	0.000%	7/1/29	60	47
	San Diego CA Unified School District GO ETM	0.000%	7/1/29	200	158
	San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/34	1,000	1,068
	San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/35	205	217
	San Diego County CA Regional Transportation Commission Sales Tax Revenue	3.000%	10/1/22	530	530

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Diego County CA Regional Transportation Commission Sales Tax Revenue	5.000%	10/1/22	2,125	2,125
	San Diego County CA Regional Transportation Commission Sales Tax Revenue Prere.	4.750%	4/1/24	1,305	1,336
	San Diego County CA Water Authority Revenue	5.000%	5/1/28	1,000	1,047
	San Francisco CA Bay Area Rapid Transit District GO	4.000%	8/1/30	3,645	3,814
	San Francisco CA City & County COP	5.000%	4/1/28	1,635	1,719
	San Francisco CA City & County COP	4.000%	4/1/33	1,000	1,004
	San Francisco CA City & County COP	4.000%	4/1/39	1,000	931
	San Francisco CA City & County GO	5.000%	6/15/28	1,000	1,100
	San Francisco CA City & County GO	5.000%	6/15/32	1,165	1,329
	San Francisco CA City & County International Airport Revenue	5.000%	5/1/34	1,000	1,057
	San Francisco CA City & County Public Utilities Commission Wastewater Revenue	1.000%	10/1/25	4,355	3,932
	San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/31	1,700	1,815
	San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/32	1,000	1,042
	San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/35	1,500	1,582
	San Francisco CA City & County Public Utilities Commission Water Revenue Prere.	5.000%	11/1/24	1,865	1,935
	San Mateo Foster City School District GO	3.000%	8/1/40	750	590
[9]	San Ramon CA Public Financing Authority Tax Allocation Revenue	0.000%	2/1/33	1,475	913
	Santa Clara CA Financing Authority Revenue	3.000%	5/1/39	1,155	910
	Santa Clara CA Unified School District GO	3.000%	7/1/34	1,000	884
	Santa Paula CA Special Tax Harvest Community Facilities Bonds	4.000%	9/1/42	600	507
	Southern California Public Power Authority Revenue	5.000%	7/1/30	3,000	3,061
	State Center California Community College District GO	5.000%	8/1/29	1,000	1,051
[6]	Stockton Public Financing Authority Revenue	5.000%	9/1/29	1,000	1,020
	Tahoe-Truckee CA Unified School District GO	5.000%	8/1/34	1,030	1,086
[12]	Union CA Elementary School District GO	0.000%	9/1/28	1,080	872
	Union City CA Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/30	1,635	1,713
	University of California Revenue	5.000%	5/15/28	690	698
	University of California Revenue	4.000%	5/15/33	1,000	1,008
	University of California Revenue	4.000%	5/15/34	1,000	1,006
	University of California Revenue	4.000%	5/15/34	1,770	1,775
[10]	University of California Revenue	5.000%	5/15/34	1,000	1,095
	University of California Revenue	4.000%	5/15/35	2,000	2,007
	University of California Revenue	5.000%	5/15/35	1,620	1,733
	University of California Revenue	5.000%	5/15/35	1,165	1,244
	University of California Revenue	5.000%	5/15/36	2,000	2,194
	University of California Revenue	5.000%	5/15/38	2,275	2,461
	University of California Revenue	4.000%	5/15/39	5,000	4,658
	University of California Revenue	4.000%	5/15/41	1,740	1,609
	University of California Revenue Prere.	5.000%	5/15/23	310	314
	University of California Revenue PUT	5.000%	5/15/23	1,000	1,012
[4,8]	West Contra Costa CA Unified School District GO	0.000%	8/1/32	1,155	775

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[12]	West Contra Costa CA Unified School District GO	0.000%	8/1/34	1,225	738
[6]	West Kern Community College District CA GO	4.000%	11/1/32	2,700	2,737
					366,753
Colorado (1.0%)
	Adams & Weld County CO School District No. 27J GO	5.000%	12/1/34	1,435	1,482
	Adams County CO COP	5.000%	12/1/31	650	680
	Board of Governors of the Colorado State University System Enterprise Revenue ETM	5.000%	3/1/23	300	302
	Broomfield CO Water Activity Enterprise Revenue	4.000%	12/1/39	1,000	939
	Colorado COP	5.000%	12/15/30	900	992
	Colorado COP	4.000%	12/15/33	1,235	1,214
	Colorado COP	4.000%	12/15/34	1,800	1,727
	Colorado COP	6.000%	12/15/36	1,000	1,171
	Colorado COP	4.000%	3/15/40	6,035	5,589
	Colorado Educational & Cultural Facilities Authority Revenue (Aspen View Academy Project)	4.000%	5/1/36	175	149
	Colorado Educational & Cultural Facilities Authority Revenue (University of Denver)	4.000%	3/1/30	500	501
	Colorado Health Facilities Authority Hospital Revenue (Adventist Health System/West Obligated Group)	5.000%	11/15/37	1,000	1,048
	Colorado Health Facilities Authority Hospital Revenue (Adventist Health System/West Obligated Group)	4.000%	11/15/38	1,000	931
	Colorado Health Facilities Authority Hospital Revenue (Adventist Health System/West Obligated Group) PUT	5.000%	11/19/26	1,030	1,081
[10]	Colorado Health Facilities Authority Hospital Revenue (Frasier Project)	4.000%	5/15/36	825	684
	Colorado Health Facilities Authority Retirement Facilities Revenue (Liberty Heights Project) ETM	0.000%	7/15/24	1,430	1,345
	Colorado Health Facilities Authority Revenue (Adventist Health System/Sunbelt Obligated Group) PUT	5.000%	11/15/23	2,990	3,042
	Colorado Health Facilities Authority Revenue (CommonSpirit Health)	5.000%	8/1/32	2,250	2,288
	Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.) Prere.	5.000%	12/1/22	500	501
	Colorado Health Facilities Authority Revenue (Intermountain Healthcare) PUT	5.000%	8/15/28	1,170	1,246
	Colorado Health Facilities Authority Revenue (NCMC Inc.) Prere.	4.000%	5/15/26	1,500	1,532
	Colorado Housing & Finance Authority Revenue (Single Family Mortgage)	3.000%	5/1/50	1,955	1,878
	Colorado Springs CO Utility System Revenue Prere.	5.000%	11/15/22	500	501
	Denver CO City & County Airport Revenue	5.000%	11/15/24	1,200	1,240
	Denver CO City & County Airport Revenue	5.000%	12/1/26	775	821
	Denver CO City & County Airport Revenue	4.000%	12/1/38	400	373
	Denver CO City & County Airport Revenue	5.000%	11/15/40	575	604
	Denver CO City & County COP	5.000%	6/1/37	1,685	1,742
	Denver CO City & County Dedicated Tax Revenue	0.000%	8/1/29	500	383
	Denver CO City & County GO	5.000%	8/1/23	1,535	1,558

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Denver CO City & County GO	5.000%	8/1/38	4,665	5,098
	Denver CO City & County Revenue	4.000%	8/1/38	1,500	1,407
	Denver CO City & County School District GO	4.000%	12/1/31	1,000	1,017
	Denver CO City & County School District GO	5.000%	12/1/36	2,000	2,093
	Denver CO City & County School District No. 1 GO	5.000%	12/1/35	1,000	1,095
[12]	E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/23	1,010	977
[12]	E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/29	2,000	1,498
[12]	E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/32	1,000	640
[2]	E-470 Public Highway Authority Colorado Revenue PUT, SOFR + 0.350%	2.333%	9/1/24	210	208
	El Paso County CO School District No. 20 Academy GO	5.000%	12/15/30	2,400	2,539
	El Paso County CO School District No. 3 Widefield GO Prere.	5.000%	12/1/22	350	351
	El Paso County CO School District No. 3 Widefield GO Prere.	5.000%	12/1/22	500	502
	El Paso County CO School District No. 3 Widefield GO Prere.	5.000%	12/1/22	500	502
	El Paso County CO School District No. 3 Widefield GO Prere.	5.000%	12/1/22	520	522
	El Paso County CO School District No. 3 Widefield GO Prere.	5.000%	12/1/22	635	637
	Garfield, Pitkin, & Eagle County CO School District GO Prere.	4.000%	12/15/25	1,000	1,024
	Greeley CO Water Revenue	5.000%	8/1/26	2,910	3,092
	Jefferson County CO School District No. R-1 GO	5.000%	12/15/36	3,395	3,602
[4]	Midcities Metropolitan District No. 2 Revenue Refunding Bonds	4.000%	12/1/46	1,000	861
	Regional Transportation District of Colorado COP	5.000%	6/1/31	1,010	1,085
	University of Colorado Enterprise System Revenue	4.000%	6/1/32	1,590	1,597
	University of Colorado Enterprise System Revenue PUT	2.000%	10/15/25	500	476
	University of Colorado Hospital Authority Revenue	5.000%	11/15/36	1,000	1,000
	Weld County CO School District No. RE 002 GO	5.000%	12/1/36	2,325	2,492
					71,859
Connecticut (0.7%)
	Connecticut GO	5.000%	2/15/25	1,000	1,038
	Connecticut GO	5.000%	5/15/25	2,345	2,443
	Connecticut GO	5.000%	7/15/25	1,625	1,697
	Connecticut GO	5.000%	9/1/26	1,000	1,031
	Connecticut GO	5.000%	2/15/27	1,000	1,065
	Connecticut GO	5.000%	4/15/28	1,000	1,079
	Connecticut GO	5.000%	3/1/32	2,950	3,010
	Connecticut GO	5.000%	10/15/32	705	706
	Connecticut GO	3.000%	1/15/33	270	239
	Connecticut GO	4.000%	1/15/35	1,000	959
	Connecticut GO	4.000%	3/15/35	5,000	4,767
	Connecticut GO	3.000%	1/15/38	2,345	1,887
	Connecticut GO	4.000%	6/15/39	300	277

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Connecticut Health & Educational Facilities Authority Revenue (Connecticut State University System)	5.000%	11/1/31	1,000	1,088
	Connecticut Health & Educational Facilities Authority Revenue (Covenant Retirement Communities)	5.000%	12/1/31	1,000	1,008
	Connecticut Health & Educational Facilities Authority Revenue (Hartford Healthcare)	4.000%	7/1/36	1,750	1,605
	Connecticut Health & Educational Facilities Authority Revenue (Nuvance Health)	5.000%	7/1/29	1,255	1,305
	Connecticut Health & Educational Facilities Authority Revenue (Sacred Heart University)	5.000%	7/1/31	850	904
	Connecticut Health & Educational Facilities Authority Revenue (Stamford Hospital)	4.000%	7/1/35	150	135
	Connecticut Health & Educational Facilities Authority Revenue (Stamford Hospital)	4.000%	7/1/36	300	268
	Connecticut Health & Educational Facilities Authority Revenue (Stamford Hospital)	4.000%	7/1/37	200	177
	Connecticut Health & Educational Facilities Authority Revenue (University of Hartford)	5.000%	7/1/31	575	564
	Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	5.000%	2/1/23	3,400	3,421
	Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	0.250%	2/9/24	1,000	949
	Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	0.375%	7/12/24	1,500	1,404
	Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	1.100%	2/11/25	950	890
	Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	1.100%	2/11/25	915	858
	Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	2.000%	7/1/26	500	469
	Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	9/1/23	1,360	1,383
	Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	1/1/28	1,805	1,939
	Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	1/1/29	500	543
	Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	10/1/34	1,000	1,062
	Connecticut Special Tax Revenue (Transportation Infrastructure)	4.000%	5/1/37	2,410	2,283
	Connecticut Special Tax Revenue (Transportation Infrastructure)	4.000%	11/1/38	1,000	941
[5]	Harbor Point CT Infrastructure Improvement District Revenue	5.000%	4/1/30	1,500	1,529
	Hartford County CT Metropolitan District GO	5.000%	7/15/28	1,280	1,396
	Hartford County CT Metropolitan District GO	4.000%	7/15/38	2,025	1,863
	University of Connecticut GO	5.000%	2/15/27	635	658
	University of Connecticut Revenue	5.000%	11/1/27	1,000	1,074
					49,914
Delaware (0.1%)
	Delaware GO	5.000%	2/1/25	1,010	1,052
	Delaware Health Facilities Authority Revenue (Beebe Medical Center Project)	5.000%	6/1/30	600	626
	Delaware Health Facilities Authority Revenue (Christiana Care Health System)	5.000%	10/1/37	1,000	1,040
[10]	Delaware River & Bay Authority Delaware Revenue	5.000%	1/1/28	500	537
	Delaware River & Bay Authority Delaware Revenue	3.000%	1/1/38	1,495	1,204

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Delaware State Economic Development Authority Revenue (NRG Energy Projects) PUT	1.250%	10/1/25	650	581
	University of Delaware Bonds Revenue	5.000%	11/1/34	440	482
	University of Delaware Bonds Revenue	5.000%	11/1/35	500	549
	University of Delaware Bonds Revenue	5.000%	11/1/37	1,700	1,805
	University of Delaware Bonds Revenue	5.000%	11/1/40	500	538
					8,414
District of Columbia (0.5%)
	District of Columbia GO	5.000%	10/15/22	1,300	1,301
	District of Columbia GO	5.000%	6/1/25	1,235	1,292
	District of Columbia GO	5.000%	6/1/29	3,780	3,885
	District of Columbia GO	5.000%	6/1/32	1,000	1,046
	District of Columbia GO	5.000%	6/1/34	1,320	1,382
	District of Columbia GO	4.000%	2/1/37	725	686
	District of Columbia GO	4.000%	2/1/40	1,250	1,167
	District of Columbia Hospital Revenue (Children's Hospital Obligated Group)	5.000%	7/15/35	1,000	1,016
	District of Columbia Income Tax Revenue	5.000%	12/1/24	1,350	1,354
	District of Columbia Income Tax Revenue	5.000%	12/1/31	2,500	2,817
	District of Columbia Revenue Bonds (Gallaudet University Project)	3.000%	4/1/39	720	534
	District of Columbia Revenue Bonds (Latin American Montessori Bilingual Public Charter School)	5.000%	6/1/40	1,000	946
	District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/33	2,175	2,305
	District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/36	5,030	5,214
	District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/39	1,125	1,162
	District of Columbia Water & Sewer Authority Public Utility Revenue PUT	3.000%	10/1/27	1,000	967
	Metropolitan Washington DC/VA Airports Authority Airport System Revenue	5.000%	10/1/30	2,325	2,555
[7]	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Capital Appreciation Bonds)	0.000%	10/1/36	525	266
	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	5.000%	10/1/33	2,240	2,391
	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	0.000%	10/1/37	1,300	573
	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	4.000%	10/1/39	1,000	890
	Washington Convention & Sports Authority Revenue	5.000%	10/1/26	1,090	1,156
	Washington Convention & Sports Authority Revenue	4.000%	10/1/34	1,115	1,083
	Washington Metropolitan Area Transit Authority Revenue	5.000%	7/15/25	1,000	1,046
	Washington Metropolitan Area Transit Authority Revenue	5.000%	7/15/34	2,825	3,052
					40,086
Florida (2.4%)
	Alachua County FL Health Facilities Authority Revenue (Oak Hammock)	4.000%	10/1/31	290	266

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Alachua County FL Health Facilities Authority Revenue (Oak Hammock)	4.000%	10/1/31	615	565
	Bay County FL School Board COP	5.500%	7/1/41	1,450	1,553
[10]	Brevard County FL Health Facilities Authority Revenue (Health First Obligated Group)	5.000%	4/1/31	1,415	1,465
	Brevard County FL Health Facilities Authority Revenue (Health First Obligated Group)	5.000%	4/1/40	1,000	1,010
	Brevard County FL School Board COP	5.000%	7/1/25	1,000	1,012
	Broward County FL Airport System Revenue Prere.	5.000%	10/1/22	400	400
	Broward County FL Airport System Revenue Prere.	5.500%	10/1/23	1,000	1,023
	Broward County FL Convention Center Hotel First Tier Revenue	5.000%	1/1/38	3,460	3,665
	Broward County FL School COP	5.000%	7/1/36	1,000	1,062
	Broward County FL Water & Sewer Utility Revenue	5.000%	10/1/39	1,000	1,055
	Capital Projects Finance Authority FL Student Housing Revenue (Projects Loan Program)	5.000%	10/1/33	540	529
[5]	Capital Trust Agency Florida Educational Facilities Revenue (Academir Charter Schools Project)	2.500%	7/1/31	495	381
	Capital Trust Agency Florida Educational Facilities Revenue (Advantage Academy of Hillsborough Projects)	5.000%	12/15/29	400	402
	Central FL Expressway Authority Revenue	4.000%	7/1/32	1,015	1,020
[4]	Central FL Expressway Authority Revenue	4.000%	7/1/35	1,000	960
[4]	Central FL Expressway Authority Revenue	4.000%	7/1/38	1,000	932
[4]	Central FL Expressway Authority Revenue	2.500%	7/1/40	1,000	693
	Duval County FL School Board COP	5.000%	7/1/32	1,250	1,296
	East Central FL Regional Wastewater Treatment Facilities Operation Board Revenue	5.000%	10/1/34	925	985
	East Central FL Regional Wastewater Treatment Facilities Operation Board Revenue	5.000%	10/1/35	1,075	1,142
	Escambia County FL Health Facilities Authority Revenue (Baptist Health Care Corp. Obligated Group)	5.000%	8/15/39	1,525	1,492
	Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/24	625	633
	Florida Capital Improvement Revenue (Student Housing Project)	5.000%	7/1/29	1,310	1,420
[5]	Florida Development Finance Corp. Educational Facilities Revenue (Global Outreach Charter Academy Projects)	4.000%	6/30/29	205	187
	Florida Development Finance Corp. Educational Facilities Revenue (Mater Academy Projects)	5.000%	6/15/29	400	409
	Florida Development Finance Corp. Educational Facilities Revenue (Mater Academy Projects)	5.000%	6/15/30	475	485
	Florida Development Finance Corp. Educational Facilities Revenue (River City Science Academy Projects)	4.000%	7/1/30	220	205
	Florida GO	4.000%	6/1/27	1,455	1,463
	Florida GO	5.000%	7/1/27	1,440	1,528
	Florida Gulf Coast University Financing Corp. Capital Improvement Revenue	4.000%	2/1/38	770	682
	Florida Higher Educational Facilities Financial Authority Revenue (Rollins College Projects)	4.000%	12/1/36	1,750	1,570

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Florida Municipal Power Agency Revenue	4.000%	10/1/30	2,775	2,820
	Florida Municipal Power Agency Revenue	5.000%	10/1/30	1,200	1,271
	Florida Municipal Power Agency Revenue	3.000%	10/1/33	1,000	862
	Florida State Department of Transportation Right of Way Acquisition Revenue	5.000%	7/1/26	1,000	1,065
	Florida State Department of Transportation Turnpike Authority Revenue	4.000%	7/1/39	1,000	932
	Florida State Department of Transportation Turnpike Authority Revenue	4.000%	7/1/42	1,000	913
	Florida State Turnpike Authority Revenue	2.000%	7/1/41	1,470	935
[4]	Florida State Utility Authority Revenue (North Fort Myers Utility System)	4.000%	10/1/37	1,040	960
	Florida Turnpike Authority Revenue	4.000%	7/1/34	1,000	1,003
	Florida Turnpike Authority Revenue	4.000%	7/1/34	1,385	1,390
	Halifax Hospital Medical Center FL Hospital Revenue	3.750%	6/1/41	210	171
	Hillsborough County FL Aviation Authority Tampa International Airport Revenue	4.000%	10/1/42	1,000	906
[3]	Hillsborough County FL Industrial Development Authority Health System Revenue VRDO	2.750%	10/3/22	7,300	7,300
	Hillsborough County FL Industrial Development Authority Hospital Revenue (Tampa General Hospital Projects)	3.600%	10/1/28	500	479
	Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/26	1,005	1,059
	Jacksonville FL Electric Authority Electric System Revenue	4.000%	10/1/37	1,955	1,818
	Jacksonville FL Electric Authority Electric System Revenue Prere.	5.000%	10/1/23	1,160	1,179
	Jacksonville FL Electric Authority Water & Sewer Revenue	5.000%	10/1/27	1,905	2,051
	Jacksonville FL Electric Authority Water & Sewer Revenue	5.000%	10/1/27	1,465	1,574
	Jacksonville FL Health Care Facilities Revenue (Baptist Health System Obligated Group)	4.000%	8/15/37	1,250	1,160
	Jacksonville FL Health Care Facilities Revenue (Brooks Rehabilitation)	5.000%	11/1/30	1,085	1,115
	Jacksonville FL Special Revenue	5.000%	10/1/24	1,200	1,241
	Jacksonville FL Special Revenue	5.000%	10/1/27	1,500	1,616
	Jacksonville FL Special Revenue	5.000%	10/1/28	1,640	1,786
	Jacksonville FL Special Revenue	5.000%	10/1/32	500	500
	Jacksonville FL Special Revenue	5.000%	10/1/32	1,000	1,114
	Jacksonville FL Special Revenue	5.000%	10/1/38	1,410	1,494
	Jacksonville FL Transportation Authority Local Option Gas Tax Revenue	5.000%	8/1/34	1,000	1,034
	Jacksonville FL Transportation Revenue	5.000%	10/1/28	1,200	1,249
	Jacksonville FL Water & Sewer Revenue	4.000%	10/1/35	1,655	1,621
	JEA FL Electric System Revenue	4.000%	10/1/36	3,000	2,818
	JEA FL Electric System Revenue	5.000%	10/1/37	2,000	2,002
	Key West FL Utility Board Electricity Revenue	5.000%	10/1/37	1,030	1,076
	Lakeland FL Energy System Revenue	4.000%	10/1/37	1,000	927
	Lakeland FL Hospital Revenue (Lakeland Regional Health Systems)	5.000%	11/15/26	1,475	1,543
	Lee County FL Industrial Development Authority Healthcare Facilities Revenue	4.000%	11/15/30	465	441
	Lee Memorial Health System Florida Hospital Revenue	5.000%	4/1/39	1,655	1,675
	Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	5.000%	11/15/27	1,000	1,014

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Miami Beach FL Resort Tax Revenue	5.000%	9/1/34	1,020	1,044
	Miami Beach FL Water & Sewer Revenue	5.000%	10/1/30	1,500	1,560
	Miami Beach FL Water & Sewer Revenue	5.000%	10/1/38	1,000	1,055
[4,5]	Miami FL SO Street & Sidewalk Improvement Program Revenue	5.000%	1/1/30	1,325	1,427
[4,5]	Miami FL SO Street & Sidewalk Improvement Program Revenue	5.000%	1/1/35	1,000	1,054
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/33	1,850	1,907
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/34	1,000	1,029
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	4.000%	10/1/36	1,000	924
	Miami-Dade County FL Building Better Communities GO	5.000%	7/1/36	1,160	1,201
	Miami-Dade County FL Educational Facilities Authority Revenue (University of Miami Issue)	5.000%	4/1/34	705	714
	Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/24	860	879
	Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/25	830	850
	Miami-Dade County FL GO	5.000%	7/1/24	1,000	1,030
	Miami-Dade County FL Health Facilities Authority Hospital Revenue (Miami Children's Hospital) Prere.	5.000%	8/1/23	1,000	1,015
	Miami-Dade County FL Health Facilities Authority Hospital Revenue (Niklaus Children's Hospital Project)	4.000%	8/1/33	1,290	1,214
	Miami-Dade County FL Public Health Trust GO	4.000%	7/1/32	1,750	1,775
	Miami-Dade County FL School Board COP	5.000%	2/1/26	3,035	3,182
	Miami-Dade County FL School Board GO Prere.	5.000%	3/15/23	3,155	3,183
	Miami-Dade County FL Seaport Revenue	4.000%	10/1/39	395	363
	Miami-Dade County FL Seaport Revenue	4.000%	10/1/40	1,605	1,463
	Miami-Dade County FL Seaport Revenue Prere.	5.750%	10/1/23	1,500	1,537
	Miami-Dade County FL SO Revenue	5.000%	10/1/22	1,645	1,645
	Miami-Dade County FL SO Revenue	5.000%	4/1/37	1,255	1,325
	Miami-Dade County FL SO Revenue	0.000%	10/1/39	1,265	536
	Miami-Dade County FL SO Revenue Prere.	5.000%	10/1/22	1,000	1,000
	Miami-Dade County FL SO Revenue Prere.	5.000%	10/1/22	500	500
	Miami-Dade County FL Transit Sales Surtax Revenue	4.000%	7/1/31	1,400	1,425
	Miami-Dade County FL Transit System Sales Surtax Revenue	4.000%	7/1/38	2,155	2,031
	Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/22	2,060	2,060
	Miami-Dade County FL Water & Sewer System Revenue Prere.	5.000%	10/1/22	2,525	2,525
	North Brevard County FL Hospital District Revenue	5.000%	1/1/34	1,000	1,008
	North Sumter County FL Utility Dependent District Utility Revenue	5.000%	10/1/37	2,505	2,670
	Okaloosa County FL School Board COP	5.000%	10/1/26	785	826
	Orange County FL Health Facilities Authority Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/30	1,510	1,549
	Orange County FL School Board COP	5.000%	8/1/33	6,105	6,397
	Orange County FL Water & Wastewater Utility Revenue	5.000%	10/1/26	1,400	1,494
[4]	Orlando FL Tourist Development Tax Revenue	5.000%	11/1/28	1,535	1,653

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Orlando FL Utilities Commission System Revenue PUT	1.250%	10/1/28	1,000	799
	Osceola County FL Transportation Revenue	5.000%	10/1/28	500	513
	Osceola County FL Transportation Revenue	0.000%	10/1/34	2,000	1,050
	Palm Beach County FL Health Facilities Authority Hospital Revenue (BRRH Corp. Obligated Group) Prere.	5.000%	12/1/24	560	580
	Palm Beach County FL Health Facilities Authority Hospital Revenue (Jupiter Medical Center Project)	5.000%	11/1/33	360	359
	Palm Beach County FL Public Improvement Revenue	5.000%	5/1/33	1,245	1,305
	Palm Beach County FL School Board COP	5.000%	8/1/29	1,540	1,599
	Palm Beach County FL School Board COP	5.000%	8/1/32	1,500	1,546
	Palm Beach County Health Facilities Authority Revenue (Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion)	4.000%	6/1/36	260	216
	Panama City Beach FL Capital Improvement Revenue	5.000%	11/1/32	375	410
	Reedy Creek FL Improvement District GO	4.000%	6/1/34	1,190	1,196
	Reedy Creek FL Improvement District GO	4.000%	6/1/35	1,000	984
	Sarasota County FL Utility System Revenue	5.000%	10/1/40	2,500	2,635
	Sarasota County FL Utility System Revenue	5.250%	10/1/42	1,685	1,841
	South Broward FL Hospital District Revenue	4.000%	5/1/33	1,020	981
	South Miami FL Health Facilities Authority Revenue (Baptist Health South Florida Obligated Group)	4.000%	8/15/33	1,180	1,126
	St. Johns County FL Industrial Development Authority Revenue (Vicars Landing Project)	4.000%	12/15/36	1,000	817
	St. Johns County FL Water & Sewer Revenue	0.000%	6/1/24	1,110	1,043
	Sunshine State Governmental Financing Commission Florida Revenue (Miami Dade County Program) Prere.	5.000%	9/1/23	1,000	1,016
	Tallahassee FL Energy System Revenue	5.000%	10/1/35	1,000	1,026
	Tallahassee FL Health Facilities System Revenue (Memorial Healthcare Projects)	5.000%	12/1/40	1,000	959
	Tallahassee FL Utility System Revenue	5.000%	10/1/29	1,015	1,048
	Tallahassee FL Utility System Revenue	5.000%	10/1/30	750	774
	Tallahassee FL Utility System Revenue	5.000%	10/1/34	1,265	1,300
	Tampa Bay FL Water Utility System Revenue	5.000%	10/1/37	2,040	2,141
	Tampa FL Non-AD Valorem Improvement Revenue (Sustainable Bonds)	3.000%	10/1/35	2,000	1,682
	Tampa-Hillsborough County FL Expressway Authority Revenue	5.000%	7/1/30	200	217
	Tampa-Hillsborough County FL Expressway Authority Revenue	5.000%	7/1/31	250	271
	Tohopekaliga FL Water Authority Utility System Revenue	4.000%	10/1/32	1,000	1,027
	Village Community FL Development District No. 13 Florida Assessment Revenue	2.850%	5/1/36	1,000	752
	Volusia County FL Educational Facilities Authority Revenue (Embry-Riddle Aeronautical University Inc.)	5.000%	10/15/29	860	900
	Volusia County FL School Board COP	5.000%	8/1/25	1,025	1,053
	Volusia County FL School Board COP	5.000%	8/1/25	1,650	1,719
[6]	Wildwood FL Utility Dependent District Revenue (South Sumter Utility Project)	5.000%	10/1/34	1,410	1,530
					179,069

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Georgia (1.3%)
	Athens-Clarke County GA Unified Government Water & Sewerage Revenue	4.000%	1/1/32	1,000	1,009
	Atlanta GA Airport Passenger Facility Charge Subordinate Lien General Revenue	5.000%	7/1/40	1,500	1,576
	Atlanta GA Airport Revenue	5.000%	1/1/33	2,000	2,027
	Atlanta GA Airport Revenue	4.000%	7/1/41	2,015	1,842
	Atlanta GA Water & Wastewater Revenue	5.000%	11/1/25	1,290	1,347
	Atlanta GA Water & Wastewater Revenue	4.000%	11/1/36	500	487
	Atlanta GA Water & Wastewater Revenue	5.000%	11/1/36	1,320	1,393
	Bulloch County GA Development Authority Revenue (Georgia Southern University Housing Foundation)	5.000%	7/1/27	410	436
	Bulloch County GA Development Authority Revenue (Georgia Southern University Housing Foundation) ETM	5.000%	7/1/27	100	107
	Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/24	400	404
	Coweta County GA Development Authority Revenue (Piedmont Healthcare Inc. Project)	5.000%	7/1/36	1,060	1,092
	Dahlonega GA Downtown Development Authority Revenue (North Georgia MAC LLC Project)	5.000%	7/1/31	810	843
	Dalton GA Utilities Revenue	4.000%	3/1/37	1,450	1,300
	DeKalb County GA Water & Sewer Revenue	5.250%	10/1/31	500	501
	Fulton County GA Development Authority Revenue (Children's Healthcare of Atlanta Obligated Group)	5.000%	7/1/38	1,500	1,578
[5]	Fulton County GA Residential Care Facilities for the Elderly Authority Revenue (Canterbury Court Project)	4.000%	4/1/41	1,050	761
	Gainesville & Hall County GA Hospital Authority Revenue (Northeast Georgia Health System Inc. Project)	4.000%	2/15/40	1,000	895
	Georgia GO	5.000%	7/1/24	1,500	1,548
	Georgia GO	5.000%	7/1/24	1,000	1,032
	Georgia GO	5.000%	7/1/25	1,100	1,154
	Georgia GO	5.000%	7/1/28	1,080	1,183
	Georgia GO	5.000%	2/1/30	1,500	1,611
	Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/33	1,335	1,391
	Georgia Ports Authority Revenue	5.000%	7/1/38	1,250	1,341
	Georgia State Ports Authority Revenue	4.000%	7/1/37	1,100	1,050
	Griffin-Spalding County GA Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/25	600	618
	Griffin-Spalding County GA Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/31	350	360
	Griffin-Spalding County GA Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/33	1,575	1,610
	Gwinnett County GA School District GO	5.000%	8/1/26	2,000	2,132
	Gwinnett County GA School District GO	5.000%	2/1/28	500	521
	Main Street Natural Gas Inc. GA Gas Supply Revenue PUT	4.000%	12/1/29	1,480	1,389
	Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	5/15/33	500	509
	Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	5/15/37	250	251

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	5/15/38	500	500
[3]	Main Street Natural Gas Inc. Georgia Gas Project Revenue PUT	4.000%	9/1/23	6,210	6,220
[3]	Main Street Natural Gas Inc. Georgia Gas Project Revenue PUT	4.000%	12/1/23	6,245	6,257
	Main Street Natural Gas Inc. Georgia Gas Project Revenue PUT	4.000%	12/2/24	1,655	1,672
	Main Street Natural Gas Inc. Georgia Gas Project Revenue PUT	4.000%	9/1/26	3,155	3,058
	Main Street Natural Gas Inc. Georgia Gas Project Revenue PUT	4.000%	12/1/28	4,040	3,829
	Main Street Natural Gas Inc. Georgia Gas Project Revenue PUT	5.000%	6/1/29	2,490	2,488
	Main Street Natural Gas Inc. Georgia Gas Supply Revenue PUT	4.000%	9/1/27	4,025	3,976
	Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue	5.000%	7/1/31	1,410	1,486
	Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue	4.000%	7/1/33	1,835	1,854
	Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue	4.000%	7/1/33	5,210	5,292
	Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue	3.000%	7/1/39	2,050	1,631
	Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue	3.000%	7/1/40	2,500	1,963
	Milledgeville & Baldwin County GA Development Authority Revenue (Georgia College & State University Projects)	5.000%	6/15/31	600	656
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/26	1,510	1,568
[6]	Municipal Electric Authority Georgia Revenue	5.000%	1/1/28	1,495	1,561
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/29	1,795	1,898
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/30	1,000	1,043
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/35	1,715	1,740
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/39	1,215	1,215
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project P)	5.000%	1/1/28	580	607
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project P)	5.000%	1/1/30	810	840
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project P)	5.000%	1/1/34	800	806
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project)	5.000%	1/1/32	500	518
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project)	5.000%	1/1/33	180	186
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project)	5.000%	1/1/36	600	610
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project)	5.000%	1/1/39	2,000	2,000
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project)	5.000%	7/1/41	1,190	1,176
	Private Colleges & University Authority of Georgia Revenue (Emory University)	4.000%	9/1/36	2,000	1,910
	Private Colleges & University Authority of Georgia Revenue (Emory University)	5.000%	9/1/36	795	853
	Private Colleges & University Authority of Georgia Revenue (Savannah College of Art & Design Projects)	5.000%	4/1/30	550	587
	Walton County GA Development Authority Revenue (Piedmont Healthcare Inc. Project)	4.000%	7/1/38	1,145	1,052
					96,350

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Guam (0.1%)
	Guam Government Business Privilege Tax Revenue	5.000%	11/15/26	735	737
	Guam Government Business Privilege Tax Revenue	5.000%	11/15/29	865	864
	Guam Government Business Privilege Tax Revenue	4.000%	1/1/36	650	561
	Guam Government Waterworks Authority Water & Waste Water System Revenue	5.250%	7/1/23	1,000	1,009
	Guam Government Waterworks Authority Water & Waste Water System Revenue Prere.	5.250%	7/1/23	1,305	1,325
[4]	Guam Power Authority Revenue	5.000%	10/1/30	255	255
	Guam Power Authority Revenue	5.000%	10/1/30	2,060	2,151
	Guam Power Authority Revenue	5.000%	10/1/32	1,000	1,040
					7,942
Hawaii (0.4%)
	Hawaii Airports System Revenue	5.000%	7/1/29	1,785	1,937
	Hawaii Airports System Revenue	5.000%	7/1/30	1,000	1,093
	Hawaii Airports System Revenue	4.000%	7/1/38	2,500	2,334
	Hawaii GO	5.000%	10/1/25	1,575	1,653
	Hawaii GO	5.000%	8/1/29	595	613
	Hawaii GO	5.000%	1/1/33	1,575	1,681
	Hawaii GO	5.000%	1/1/36	4,115	4,343
	Hawaii GO Prere.	5.000%	8/1/24	1,500	1,549
	Hawaii GO Prere.	5.000%	8/1/24	235	242
	Honolulu HI City & County GO	5.000%	7/1/24	2,000	2,064
	Honolulu HI City & County GO	5.000%	11/1/27	1,000	1,079
	Honolulu HI City & County GO	5.000%	10/1/28	1,000	1,048
	Honolulu HI City & County GO	5.000%	10/1/29	4,000	4,184
	Honolulu HI City & County Wastewater System Revenue Prere.	5.000%	7/1/25	2,000	2,095
	Honolulu HI City & County Wastewater System Revenue Prere.	5.000%	7/1/25	1,000	1,048
	Kauai County HI Community Facilities District Special Tax Revenue	4.375%	5/15/42	1,100	941
	Maui County HI GO	2.000%	3/1/41	1,000	635
	University of Hawaii Revenue Bonds	4.000%	10/1/33	1,200	1,215
					29,754
Idaho (0.1%)
	Idaho Airport Revenue & Refunding Bonds	5.000%	9/1/35	1,040	1,104
	Idaho Health Facilities Authority Revenue (St. Luke's Health System Project)	5.000%	3/1/28	1,595	1,669
	Idaho Housing & Finance Association Sales Tax Revenue	5.000%	8/15/31	585	649
	Idaho Housing & Finance Association Sales Tax Revenue	5.000%	8/15/34	550	604
					4,026
Illinois (2.7%)
	Chicago IL Board of Education GO	5.000%	12/1/23	1,000	1,011
	Chicago IL Board of Education GO	5.000%	12/1/24	700	712
	Chicago IL Board of Education GO	5.000%	12/1/24	1,500	1,526
	Chicago IL Board of Education GO	7.000%	12/1/26	500	541
[12]	Chicago IL Board of Education GO	0.000%	12/1/28	1,000	744
	Chicago IL Board of Education GO	5.000%	12/1/28	1,150	1,172
[12]	Chicago IL Board of Education GO	0.000%	12/1/29	520	368
[12]	Chicago IL Board of Education GO	0.000%	12/1/30	1,350	902
[4]	Chicago IL Board of Education GO	5.000%	12/1/30	1,250	1,280

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chicago IL Board of Education GO	5.000%	12/1/30	500	506
[12]	Chicago IL Board of Education GO	0.000%	12/1/31	1,550	976
	Chicago IL Board of Education GO	5.000%	12/1/33	725	720
	Chicago IL Board of Education GO	5.250%	12/1/35	1,225	1,225
	Chicago IL Board of Education GO	5.000%	4/1/36	1,270	1,284
	Chicago IL Board of Education GO	4.000%	12/1/37	1,000	864
	Chicago IL Board of Education GO	4.000%	12/1/38	1,000	855
	Chicago IL Board of Education GO	4.000%	12/1/42	2,000	1,647
	Chicago IL GO	5.000%	1/1/24	520	526
	Chicago IL GO	5.000%	1/1/26	335	339
	Chicago IL GO	5.000%	1/1/28	1,090	1,110
	Chicago IL GO	5.000%	1/1/31	1,500	1,503
	Chicago IL Housing Authority Revenue	5.000%	1/1/33	1,000	1,044
	Chicago IL Metropolitan Water Reclamation District GO	5.000%	12/1/30	620	681
	Chicago IL Metropolitan Water Reclamation District GO	5.000%	12/1/31	535	586
	Chicago IL Midway Airport Revenue	5.000%	1/1/26	240	241
	Chicago IL O'Hare International Airport Revenue	5.250%	1/1/24	200	201
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/25	1,010	1,045
	Chicago IL O'Hare International Airport Revenue	5.500%	1/1/26	1,000	1,005
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/29	3,330	3,431
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/29	1,140	1,191
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/30	1,000	1,044
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/31	1,060	1,087
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/32	500	500
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/33	1,000	1,021
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/34	2,430	2,567
	Chicago IL O'Hare International Airport Revenue	4.000%	1/1/35	3,000	2,811
	Chicago IL O'Hare International Airport Revenue	4.000%	1/1/35	2,000	1,874
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/35	1,855	1,897
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/35	2,835	2,985
[10]	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/36	1,000	1,059
	Chicago IL O'Hare International Airport Revenue	4.000%	1/1/38	1,000	915
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/38	1,080	1,112
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/39	1,000	1,028
[10]	Chicago IL O'Hare International Airport Revenue	4.000%	1/1/43	1,000	887
[6]	Chicago IL Park District GO	5.000%	1/1/29	1,000	1,056
[6]	Chicago IL Park District GO	5.000%	1/1/32	1,225	1,259
[6]	Chicago IL Park District GO	5.000%	1/1/33	1,000	1,037

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chicago IL Transit Authority Revenue (Sales Tax Receipts)	5.250%	12/1/49	1,500	1,530
	Chicago IL Wastewater Transmission Revenue	5.000%	1/1/28	1,000	1,051
	Chicago IL Wastewater Transmission Revenue	5.000%	1/1/29	1,580	1,595
[12]	Chicago IL Wastewater Transmission Revenue	5.500%	1/1/30	1,220	1,284
	Chicago IL Water Revenue	5.000%	11/1/39	1,000	978
	Chicago IL Waterworks Revenue	5.000%	11/1/30	1,000	1,013
	Chicago Park District GO	5.000%	1/1/31	460	464
	Chicago Park District GO Prere.	5.000%	1/1/24	540	552
	Cook County IL Community College District GO	5.250%	12/1/32	1,000	1,004
[4]	Cook County IL GO	5.000%	11/15/26	1,545	1,633
[4]	Cook County IL School District No. 87 Berkeley GO	3.000%	12/1/37	500	408
	Cook Kane Lake & McHenry Counties IL Community College District No. 512 (William Rainey Harper College) GO	3.000%	12/15/35	2,500	2,174
	Illinois Finance Authority Revenue	5.000%	10/1/35	1,060	1,092
	Illinois Finance Authority Revenue (Advocate Health Care Network) Prere.	5.000%	8/1/24	1,550	1,598
	Illinois Finance Authority Revenue (Advocate Health Care Network) Prere.	5.000%	8/1/24	2,550	2,628
	Illinois Finance Authority Revenue (Advocate Health Care Network) Prere.	5.000%	8/1/24	2,000	2,061
	Illinois Finance Authority Revenue (Benedictine University)	4.000%	10/1/33	500	437
	Illinois Finance Authority Revenue (Centegra Health System) Prere.	5.000%	9/1/24	1,300	1,343
	Illinois Finance Authority Revenue (Clean Water Initiative)	5.000%	1/1/26	1,580	1,661
	Illinois Finance Authority Revenue (Clean Water Initiative)	5.000%	1/1/31	1,000	1,042
	Illinois Finance Authority Revenue (Clean Water Initiative)	5.000%	7/1/31	1,000	1,062
	Illinois Finance Authority Revenue (DePaul University)	5.000%	10/1/33	1,000	1,029
	Illinois Finance Authority Revenue (DePaul University)	5.000%	10/1/34	1,000	1,026
	Illinois Finance Authority Revenue (Edward Elmhurst Obligated Group) Prere.	5.000%	1/1/27	1,000	1,058
	Illinois Finance Authority Revenue (Franciscan Communities Inc.)	5.000%	5/15/37	1,000	944
	Illinois Finance Authority Revenue (Lake Zurick Community Unit School District No. 95 Project)	4.000%	1/15/27	1,745	1,791
	Illinois Finance Authority Revenue (Lake Forest College)	5.000%	10/1/35	500	464
	Illinois Finance Authority Revenue (Mercy Health System)	4.000%	12/1/28	1,000	997
	Illinois Finance Authority Revenue (Northshore-Edward-Elmhurst Health Credit Group)	5.000%	8/15/41	4,000	4,079
	Illinois Finance Authority Revenue (Northwest Community Hospital) Prere.	5.000%	7/1/26	1,000	1,054
	Illinois Finance Authority Revenue (Northwestern Memorial Healthcare)	3.000%	7/15/40	1,000	765
	Illinois Finance Authority Revenue (OSF Healthcare System)	4.000%	11/15/33	1,000	943
	Illinois Finance Authority Revenue (Presence Health Network)	5.000%	2/15/41	3,370	3,382

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois Finance Authority Revenue (Rehabilitation Institute of Chicago)	5.500%	7/1/28	2,000	2,030
	Illinois Finance Authority Revenue (Rush University Medical Center)	5.000%	11/15/33	1,050	1,068
	Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/33	1,500	1,662
	Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/35	1,000	1,022
	Illinois GO	5.000%	10/1/22	1,290	1,290
	Illinois GO	5.000%	11/1/22	2,300	2,303
	Illinois GO	5.000%	11/1/22	1,000	1,001
	Illinois GO	5.000%	2/1/23	540	542
	Illinois GO	5.000%	3/1/23	750	754
	Illinois GO	5.000%	11/1/23	1,000	1,012
	Illinois GO	4.000%	3/1/24	750	750
	Illinois GO	5.500%	7/1/24	1,100	1,112
	Illinois GO	5.000%	10/1/24	1,470	1,494
	Illinois GO	5.000%	11/1/24	1,785	1,814
	Illinois GO	5.000%	2/1/28	1,690	1,722
	Illinois GO	5.000%	10/1/28	2,000	2,046
	Illinois GO	5.000%	11/1/28	1,000	1,019
	Illinois GO	5.000%	11/1/29	1,000	1,018
	Illinois GO	5.250%	2/1/30	1,900	1,924
	Illinois GO	5.250%	7/1/31	1,000	1,004
	Illinois GO	4.125%	10/1/36	500	444
	Illinois GO	4.000%	10/1/40	700	587
	Illinois Housing Development Authority Revenue	3.000%	10/1/50	4,350	4,143
	Illinois Housing Development Authority Revenue	4.500%	10/1/52	2,000	1,995
	Illinois Housing Development Authority Revenue	5.250%	10/1/52	1,080	1,113
[4,13]	Illinois Regional Transportation Authority Revenue	6.250%	7/1/23	500	511
[6]	Illinois Sales Tax Revenue	5.000%	6/15/28	1,000	1,043
	Illinois Sales Tax Revenue	5.000%	6/15/36	1,000	1,010
	Illinois Sales Tax Revenue	5.000%	6/15/37	1,000	1,007
	Illinois Sports Facilities Authority Revenue (State Tax Supported)	5.000%	6/15/29	1,075	1,078
	Illinois Toll Highway Authority Revenue	5.000%	1/1/30	1,000	1,004
	Illinois Toll Highway Authority Revenue	5.000%	1/1/30	1,490	1,611
	Illinois Toll Highway Authority Revenue	5.000%	1/1/31	1,600	1,725
	Illinois Toll Highway Authority Revenue	5.000%	1/1/32	500	502
	Illinois Toll Highway Authority Revenue	5.000%	1/1/34	1,200	1,244
	Illinois Toll Highway Authority Revenue	5.000%	1/1/37	1,200	1,238
	Illinois Toll Highway Authority Revenue	5.000%	1/1/38	3,715	3,786
	Illinois Toll Highway Authority Revenue	5.000%	1/1/41	3,365	3,469
	Illinois Toll Highway Authority Revenue	5.000%	1/1/41	3,095	3,200
	Illinois Toll Highway Authority Revenue	4.000%	1/1/42	1,000	918
[6]	Joliet IL GO	5.250%	12/15/39	1,500	1,611
[6]	Joliet IL GO	5.500%	12/15/42	1,000	1,086
[4]	Kane County IL School District No. 131 (Aurora East Side) GO	4.000%	12/1/33	250	251
	Lake County IL GO	4.000%	11/30/27	2,620	2,669
[4]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/26	910	781
[4]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/27	1,195	980

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[12]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	5.500%	6/15/29	2,505	2,640
[12]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/29	2,205	1,582
[12]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/38	1,000	432
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	5.000%	12/15/27	710	728
[4,8]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	5.500%	6/15/29	400	425
[12]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/31	1,540	1,017
[12]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	12/15/31	360	231
[12]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/32	1,215	757
[12]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/33	1,130	663
[12]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	12/15/33	6,790	3,859
[12]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/35	1,000	519
[12]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/37	1,075	495
[12]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	12/15/37	700	313
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	12/15/37	1,000	437
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/38	1,000	422
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	4.000%	12/15/42	2,500	2,037
	Northern Illinois Municipal Power Agency Project Revenue	5.000%	12/1/26	1,070	1,133
[6]	Northern Illinois University Auxiliary Facilities System Revenue	4.000%	10/1/34	500	464
	Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.000%	6/1/26	1,570	1,635
	Regional Transportation Authority Illinois GO	5.000%	6/1/31	1,785	1,878
	Romeoville IL Revenue (Lewis University Project)	5.000%	10/1/28	1,000	1,017
	Sales Tax Securitization Corp. Illinois Revenue	5.000%	1/1/29	1,500	1,584
	Sales Tax Securitization Corp. Illinois Revenue	5.000%	1/1/33	3,000	3,211
[6]	Sangamon County Springfield School District No. 186 GO ETM	5.000%	2/1/23	445	448
[6]	Southern Illinois University Housing & Auxiliary Facilities System Revenue	5.000%	4/1/29	360	377
[6]	Southern Illinois University Housing & Auxiliary Facilities System Revenue	5.000%	4/1/30	425	445

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Southern Illinois University Housing & Auxiliary Facilities System Revenue	5.000%	4/1/31	625	653
[6]	Southern Illinois University Housing & Auxiliary Facilities System Revenue	5.000%	4/1/32	550	571
	Southwestern Illinois Development Authority Health Facilities Revenue (Hospital Sisters Services Inc.)	5.000%	2/15/28	1,000	1,047
	Southwestern Illinois Development Authority Revenue	5.000%	4/15/30	1,275	1,392
[4]	Springfield IL Electric Revenue	4.000%	3/1/40	2,000	1,824
	University of Illinois Auxiliary Facilities System Revenue	4.000%	4/1/31	120	115
	University of Illinois Auxiliary Facilities System Revenue	4.000%	4/1/33	10	10
[6]	Will County IL Community High School District No. 210 (Lincoln-Way) GO	0.000%	1/1/29	1,000	770
	Will County IL Community High School District No. 210 (Lincoln-Way) GO	5.000%	1/1/30	1,200	1,204
[6,10]	Winnebago & Boone Counties IL School District No. 205 GO	5.000%	2/1/31	1,305	1,411
					200,856
Indiana (0.6%)
	Ball State University Student Fee Indiana Revenue	5.000%	7/1/32	425	449
	Ball State University Student Fee Indiana Revenue	5.000%	7/1/34	1,110	1,165
	Ball State University Student Fee Indiana Revenue	5.000%	7/1/35	1,450	1,520
	Carmel IN Local Public Improvement Bond Bank Revenue (Special Program Bonds)	4.000%	1/15/35	1,000	1,002
	Duneland IN School Building Corp. Ad Valorem Property Tax First Mortgage Bonds Revenue	5.000%	1/15/24	495	506
	Duneland IN School Building Corp. Ad Valorem Property Tax First Mortgage Bonds Revenue	5.000%	7/15/24	850	876
	Duneland IN School Building Corp. Ad Valorem Property Tax First Mortgage Bonds Revenue	5.000%	1/15/25	485	503
[6]	Evansville IN Waterworks District Revenue	5.000%	7/1/39	1,000	1,053
	Hammond IN Multi-School Building Corp. Revenue	5.000%	1/15/29	790	847
[3]	Indiana Finance Authority Health System Revenue (Sisters of St. Francis Health Service Inc.) VRDO	2.750%	10/3/22	400	400
	Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	12/1/22	1,100	1,103
	Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	12/1/33	1,390	1,432
	Indiana Finance Authority Hospital Revenue (Parkview Health Systems Obligated Group)	5.000%	5/1/27	700	744
	Indiana Finance Authority Hospital Revenue (Parkview Health Systems Obligated Group)	5.000%	5/1/30	450	493
	Indiana Finance Authority Midwestern Disaster Relief Revenue (Ohio Valley Electric Corp.)	4.250%	11/1/30	500	479
	Indiana Finance Authority Revenue (Butler University Project)	5.000%	2/1/29	1,020	1,075
	Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	5.000%	11/1/29	1,175	1,254
	Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	5.000%	11/1/30	1,520	1,618
	Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	5.000%	11/1/31	1,130	1,191

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	4.000%	11/1/35	1,685	1,580
Indiana Finance Authority Revenue (Marquette Project)	5.000%	3/1/24	1,645	1,663
Indiana Finance Authority Revenue (Marquette Project)	5.000%	3/1/25	650	660
Indiana Finance Authority Revenue (Stadium Project)	5.250%	2/1/30	1,075	1,128
Indiana Finance Authority Revenue (Stadium Project)	4.000%	2/1/34	1,000	993
Indiana Finance Authority Revenue (State Revolving Fund) Prere.	5.000%	2/1/23	500	503
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/31	1,000	1,113
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	3.000%	10/1/41	1,000	750
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project) Prere.	5.000%	10/1/22	500	500
Indiana Municipal Power Agency Revenue	5.000%	1/1/34	1,415	1,468
Indiana Municipal Power Agency Revenue	5.000%	1/1/36	1,000	1,052
Indiana Municipal Power Agency Revenue	5.000%	1/1/39	4,575	4,710
Indianapolis Department of Public Utilities Water System Revenue	5.000%	10/1/35	1,460	1,559
Indianapolis Local Public Improvement Bond Bank Revenue (Cityway 1 Project)	5.000%	2/1/32	1,345	1,366
Indianapolis Local Public Improvement Bond Revenue	5.000%	6/1/31	2,500	2,699
Indianapolis Public School GO	5.000%	1/15/27	500	532
IPS Multi-School Building Corp. IN Revenue	5.000%	7/15/28	1,390	1,432
Ivy IN Tech Community College Revenue	5.000%	7/1/32	870	918
Ivy IN Tech Community College Revenue	5.000%	7/1/33	880	925
Richmond IN Hospital Authority Revenue (Reid Hospital & Health Care Services Inc.)	5.000%	1/1/24	720	732
Seymour IN Elementary School Building Corp. Ad Valorem Property Tax First Mortgage Bonds Revenue	5.000%	7/15/35	750	817
Silver Creek IN School Building Corp. Revenue (Valorem Property)	3.000%	1/15/35	1,200	1,021
Tippecanoe County IN School Building Corp. Revenue	4.000%	7/15/32	1,070	1,071
				46,902
Iowa (0.2%)
Iowa Board of Regents Hospital Revenue (University of Iowa Hospitals and Clinics)	3.000%	9/1/39	2,000	1,549
Iowa City IA Community School District GO	3.000%	6/1/30	3,725	3,396
Iowa Finance Authority Health Facilities Revenue (Mercy Medical Center Project)	5.000%	8/15/27	1,435	1,436
Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Company Project) PUT	4.000%	12/1/32	1,000	907
Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Company Project) PUT	5.000%	12/1/42	2,500	2,256
Iowa Higher Education Loan Authority Revenue (Des Moines University Projects)	5.000%	10/1/35	1,250	1,261
Iowa Tobacco Settlement Authority Revenue	4.000%	6/1/36	1,000	906
Iowa Tobacco Settlement Authority Revenue	4.000%	6/1/49	2,600	2,299
Xenia IA Rural Water District Revenue	5.000%	12/1/28	1,000	1,044
				15,054

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Kansas (0.3%)
[4]	Ellis County KS Unified School District No. 489 Hays GO	5.000%	9/1/37	525	565
	Johnson County KS Public Building Commission (Courthouse & Medical Examiners Facilities) Revenue	4.000%	9/1/27	1,000	1,027
	Johnson County KS Unified School District No. 512 (Shawnee Mission) GO	4.000%	10/1/22	1,000	1,000
	Kansas Department of Transportation Highway Revenue	5.000%	9/1/26	700	723
	Kansas Development Finance Authority Hospital Revenue (Adventhealth Obligated Group) PUT	5.000%	11/15/28	575	609
	Kansas Development Finance Authority Hospital Revenue (Adventhealth Obligated Group) PUT	5.000%	11/15/31	1,000	1,065
	Kansas Development Finance Authority Revenue Prere.	5.000%	4/1/23	1,325	1,336
	Kansas Development Finance Authority Revenue Prere.	5.000%	5/1/23	1,585	1,602
	Kansas Development Finance Authority Revenue Prere.	5.000%	5/1/23	1,345	1,359
	Lyon County KS Unified School District No 253. GO	4.000%	9/1/32	350	354
	Sedgwick County KS Unified School District No. 266 (Maize) GO	5.000%	9/1/23	1,565	1,591
	Sedgwick County KS Unified School District No. 266 (Maize) GO	3.000%	9/1/33	2,090	1,796
	Shawnee County KS Unified School District No. 437 (Auburn - Washburn) GO	5.000%	9/1/39	1,500	1,618
	University of Kansas Hospital Authority Health Facilities Refunding & Improvement Bonds Revenue	4.000%	9/1/40	475	432
	Wyandotte County KS Unified School District No. 500 GO Prere.	4.000%	9/1/26	4,000	4,112
					19,189
Kentucky (0.6%)
	Carroll County KY Pollution Control Revenue (Kentucky Utilities Co. Project) PUT	1.550%	9/1/26	1,000	887
	Kentucky Bond Development Corp. Educational Facilities Revenue (Centre College)	4.000%	6/1/34	225	207
	Kentucky Bond Development Corp. Transient Room Tax Revenue (Lexington Center Corp. Project)	5.000%	9/1/29	1,980	2,134
[12]	Kentucky Economic Development Finance Authority Health System Revenue (Norton Healthcare Inc. & Affiliates)	0.000%	10/1/25	1,220	1,078
	Kentucky Economic Development Finance Authority Hospital Revenue (Baptist Healthcare System Obligated Group)	5.000%	8/15/31	1,575	1,625
[12]	Kentucky Municipal Power Agency Power System Revenue	5.000%	9/1/29	1,000	1,042
[6]	Kentucky Property & Building Commission Revenue	5.000%	5/1/34	1,000	1,059
	Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	4/1/24	9,220	9,200
	Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	1/1/25	6,655	6,631
	Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	6/1/25	775	770

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	6/1/25	3,095	3,083
	Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	6/1/26	1,895	1,877
	Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	2/1/28	1,675	1,630
	Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	8/1/30	1,380	1,313
[2]	Kentucky Public Energy Authority Gas Supply Revenue PUT, SOFR + 1.200%	3.183%	8/1/30	2,000	1,800
	Kentucky Turnpike Authority Economic Development Road Revenue (Revitalization Project) Prere.	5.000%	7/1/23	1,000	1,014
	Kentucky Turnpike Authority Economic Development Road Revenue (Revitalization Projects)	5.000%	7/1/31	250	274
	Louisville & Jefferson County KY Metropolitan Government Revenue (Gas & Electric Co. Project)	2.000%	10/1/33	1,500	1,108
	Owen County KY Revenue (American Water Capital Corp.) PUT	2.450%	10/1/29	500	426
	Owen County KY Revenue (American Water Capital Corp.) PUT	2.450%	10/1/29	1,000	852
	University of Kentucky Revenue	3.500%	4/1/30	1,380	1,359
	Warren County KY Hospital Revenue (Bowling Green-Warren County Community Hospital Corp. Project) Prere.	5.000%	4/1/23	1,050	1,060
					40,429
Louisiana (0.3%)
	Bossier City LA Utilities Revenue	5.000%	10/1/22	500	500
	Bossier City LA Utilities Revenue	5.000%	10/1/23	595	604
	East Baton Rouge LA Sewerage Commission Revenue PUT	1.300%	2/1/28	1,000	831
	Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/35	1,065	1,128
	Louisiana Gasoline & Fuel Tax Revenue	3.000%	5/1/41	500	380
	Louisiana Gasoline & Fuel Tax Revenue PUT	0.600%	5/1/23	1,000	979
[2]	Louisiana Gasoline & Fuel Tax Revenue PUT, SOFR + 0.500%	2.572%	5/1/26	495	476
	Louisiana GO	5.000%	3/1/29	2,520	2,764
[6]	Louisiana Local Government Environmental Facilities & Community Development Authority Revenue	5.000%	10/1/29	1,315	1,417
	Louisiana Public Facilities Authority Hospital Revenue (Louisiana Children's Medical Center)	5.000%	6/1/36	1,250	1,268
	Louisiana Public Facilities Authority Hospital Revenue (Tulane University of Louisiana)	5.000%	4/1/37	1,270	1,313
	Louisiana Public Facilities Authority Revenue (Ochsner Clinic Projects) PUT	5.000%	5/15/25	460	473
	Louisiana Stadium & Exposition District Revenue	5.000%	7/1/24	1,000	1,012
	Louisiana State University Revenue	5.000%	7/1/23	455	461
[4]	New Orleans LA Aviation Board Revenue	5.000%	10/1/27	875	936
	New Orleans LA GO	5.000%	12/1/31	500	501
	St. John the Baptish Parish LA Revenue (Marathon Oil Corp. Project) PUT	2.125%	7/1/24	715	697
	St. John the Baptish Parish LA Revenue (Marathon Oil Corp. Project) PUT	2.375%	7/1/26	725	677

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tangipahoa Parish LA Hospital Service District No. 1 Revenue (North Oaks Health System Project)	4.000%	2/1/36	2,000	1,724
					18,141
Maine (0.1%)
	Maine Health & Higher Educational Facilities Authority Revenue (Mainehealth)	5.000%	7/1/29	445	467
	Maine Health & Higher Educational Facilities Authority Revenue (Mainehealth)	5.000%	7/1/30	600	626
[4]	Maine Health & Higher Educational Facilities Authority Revenue (Mainehealth)	4.000%	7/1/36	150	140
	Maine Municipal Bond Bank Revenue	4.000%	11/1/38	800	739
	Maine Turnpike Authority Revenue	4.000%	7/1/38	1,145	1,072
	Portland ME General Airport Revenue	4.000%	1/1/39	820	727
					3,771
Maryland (1.1%)
	Anne Arundel County MD GO	5.000%	4/1/23	1,190	1,202
	Anne Arundel County MD GO	5.000%	4/1/25	3,145	3,285
	Anne Arundel County MD GO	5.000%	10/1/27	1,455	1,531
	Anne Arundel County MD GO	5.000%	4/1/33	1,000	1,036
	Baltimore County MD GO	5.000%	3/1/24	400	410
	Baltimore County MD GO	4.000%	3/1/30	1,200	1,233
	Baltimore County MD GO	5.000%	3/1/33	3,035	3,298
	Baltimore MD Consolidated Public Improvement GO	5.000%	3/1/32	1,275	1,394
	Baltimore MD Consolidated Public Improvement GO Prere.	5.000%	10/15/22	650	650
	Baltimore MD Project Revenue	5.000%	7/1/24	2,095	2,158
	Harford County MD GO	5.000%	10/1/25	2,000	2,106
	Harford County MD GO	5.000%	10/1/26	1,250	1,336
	Howard County MD Housing Commission General Revenue (Columbia Landing Apartments)	1.600%	6/1/29	1,000	865
	Maryland Community Development Administration Department of Housing & Community Development Residential Revenue	2.100%	9/1/41	1,350	897
[10]	Maryland Department of Transportation Revenue	5.000%	12/1/23	70	71
[10]	Maryland Department of Transportation Revenue	5.000%	12/1/24	80	83
[10]	Maryland Department of Transportation Revenue	5.000%	12/1/25	60	63
[10]	Maryland Department of Transportation Revenue	5.000%	12/1/26	65	69
[10]	Maryland Department of Transportation Revenue	5.000%	12/1/27	65	70
[10]	Maryland Department of Transportation Revenue	5.000%	12/1/28	65	71
[10]	Maryland Department of Transportation Revenue	5.000%	12/1/29	65	72
	Maryland Department of Transportation Revenue	4.000%	12/15/29	1,365	1,376
	Maryland Department of Transportation Revenue	3.000%	10/1/30	2,620	2,484
	Maryland GO	5.000%	3/15/23	1,145	1,155
	Maryland GO	5.000%	8/1/23	1,920	1,950
	Maryland GO	5.000%	8/1/23	1,670	1,696
	Maryland GO	5.000%	8/1/25	9,380	9,850
	Maryland GO	5.000%	3/15/26	1,235	1,309

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Maryland GO	4.000%	8/1/26	1,970	1,983
	Maryland GO	5.000%	3/15/28	4,280	4,599
	Maryland GO	3.250%	8/1/30	1,000	980
	Maryland GO	5.000%	3/15/32	2,750	3,007
	Maryland Health & Higher Educational Facilities Authority Revenue (Adventist Healthcare Obligated Group)	5.500%	1/1/31	1,950	2,037
	Maryland Health & Higher Educational Facilities Authority Revenue (Adventist Healthcare)	5.000%	1/1/28	165	170
	Maryland Health & Higher Educational Facilities Authority Revenue (Anne Arundel Health System)	5.000%	7/1/31	750	771
[2,5]	Maryland Health & Higher Educational Facilities Authority Revenue (Maryland Medical System) PUT, SIFMA Municipal Swap Index Yield + 0.540%	3.000%	12/8/27	3,505	3,505
	Maryland Health & Higher Educational Facilities Authority Revenue (Meritus Medical Center Inc.)	5.000%	7/1/33	1,215	1,223
	Maryland Health & Higher Educational Facilities Authority Revenue (Stevenson University)	5.000%	6/1/29	270	278
	Maryland Health & Higher Educational Facilities Authority Revenue (University of Pittsburgh Medical Center)	4.000%	4/15/38	1,000	912
	Maryland State Local Facilities GO	4.000%	3/1/29	1,000	1,040
	Maryland State Stadium Authority Built Learn Revenue	5.000%	6/1/32	1,000	1,092
	Maryland State Stadium Authority Built Learn Revenue	4.000%	6/1/36	1,000	947
	Maryland State Stadium Authority Built Learn Revenue	4.000%	6/1/40	1,200	1,079
	Maryland State Stadium Authority Hagerstown Multi-Use Sports & Events Facility Lease Revenue	5.000%	6/1/39	1,885	2,015
	Maryland State Stadium Authority Revenue Prere.	5.000%	5/1/26	3,390	3,595
	Maryland Transportation Authority Facilities Projects Revenue	2.000%	7/1/35	1,500	1,078
	Montgomery County MD GO	5.000%	11/1/22	1,000	1,002
	Montgomery County MD GO	5.000%	11/1/22	1,275	1,277
	Montgomery County MD GO	4.000%	11/1/28	2,390	2,465
	Montgomery County MD GO Prere.	4.000%	11/1/24	1,000	1,016
	Montgomery County MD GO Prere.	5.000%	11/1/24	1,000	1,037
	Prince Georges County MD Public Improvement Bonds GO	5.000%	7/1/23	3,375	3,423
	Washington MD Suburban Sanitary Commission GO	4.000%	6/15/33	1,000	1,013
					83,264
Massachusetts (1.1%)
	Massachusetts Bay Transportation Authority Revenue	5.000%	7/1/27	2,635	2,795
	Massachusetts Bay Transportation Authority Revenue Prere.	5.000%	7/1/26	245	259
[12]	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.500%	7/1/25	2,530	2,683
[12]	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.500%	7/1/26	410	443
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/31	955	1,067

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/34	1,285	1,460
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/37	1,000	960
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/38	3,290	3,449
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/40	1,915	1,783
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/40	1,125	1,176
	Massachusetts Department of Transportation Metropolitan Highway System Revenue PUT	5.000%	1/1/23	1,110	1,114
	Massachusetts Development Finance Agency Revenue (Boston College)	5.000%	7/1/37	1,750	1,818
	Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/29	1,225	1,282
	Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/38	1,085	1,085
[2,5]	Massachusetts Development Finance Agency Revenue (General Brigham Inc.) PUT, SIFMA Municipal Swap Index Yield + 0.600%	3.060%	1/29/26	1,000	991
	Massachusetts Development Finance Agency Revenue (Green Bonds)	5.000%	11/15/32	1,625	1,854
	Massachusetts Development Finance Agency Revenue (Harvard University)	5.000%	10/15/29	5,000	5,567
	Massachusetts Development Finance Agency Revenue (Lahey Clinic Obligated Group)	5.000%	7/1/34	500	518
	Massachusetts Development Finance Agency Revenue (Southcoast Health System)	5.000%	7/1/28	200	211
	Massachusetts Development Finance Agency Revenue (UMass Memorial Medical Center)	5.000%	7/1/25	1,275	1,312
	Massachusetts Development Finance Agency Revenue (UMass Student Housing Project)	5.000%	10/1/32	525	491
	Massachusetts Development Finance Agency Revenue (Western New England University)	5.000%	9/1/32	1,105	1,130
	Massachusetts GO	5.250%	8/1/23	525	534
	Massachusetts GO	5.000%	12/1/23	1,520	1,553
	Massachusetts GO	5.000%	9/1/25	3,850	4,044
	Massachusetts GO	5.000%	9/1/28	5,530	6,057
	Massachusetts GO	5.000%	5/1/31	1,675	1,691
	Massachusetts GO	5.250%	1/1/34	2,665	2,886
	Massachusetts GO	5.000%	7/1/35	1,000	1,031
	Massachusetts GO	3.500%	5/1/37	2,000	1,785
	Massachusetts GO	2.000%	3/1/41	1,000	645
	Massachusetts Health & Educational Facilities Authority Revenue (Harvard University) VRDO	2.500%	10/6/22	8,295	8,295
	Massachusetts Port Authority Revenue	5.000%	7/1/35	2,400	2,581
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/31	610	636
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	4.750%	8/15/32	1,335	1,380
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/37	1,860	1,915
	Massachusetts School Building Authority Dedicated Sales Tax Revenue Prere.	5.000%	2/15/24	1,500	1,536
	Massachusetts School Building Authority Dedicated Sales Tax Revenue Prere.	5.000%	8/15/25	1,010	1,060
	Massachusetts School Building Authority Dedicated Sales Tax Revenue Prere.	5.000%	8/15/25	355	372

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts School Building Authority Dedicated Sales Tax Revenue Prere.	5.000%	8/15/25	890	934
[12]	Massachusetts SO Dedicated Tax Revenue	5.500%	1/1/26	510	542
	Massachusetts Transportation Fund Revenue	4.000%	6/1/35	1,040	1,024
[12]	Massachusetts Turnpike Authority Revenue (Metropolitan Highway System)	0.000%	1/1/29	890	699
	Massachusetts Water Resources Authority Revenue Prere.	4.000%	8/1/24	1,000	1,014
	Massachusetts Water Resources Authority Revenue Prere.	5.000%	8/1/26	3,000	3,193
					78,855
Michigan (1.5%)
[14]	Battle Creek MI School District GO	5.000%	5/1/25	535	558
[14]	Chippewa Valley MI Schools GO	5.000%	5/1/33	1,000	1,034
[14]	Dearborn MI School District GO Prere.	5.000%	11/1/23	1,200	1,223
[4,14]	Detroit MI City School District GO	5.250%	5/1/28	615	670
[4]	Detroit MI Downtown Development Authority Tax Allocation Revenue	5.000%	7/1/35	1,120	1,134
[4]	Downriver MI Utility Wastewater Authority Revenue	5.000%	4/1/34	1,050	1,106
	Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/27	1,840	1,963
	Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/28	1,205	1,298
	Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/29	1,200	1,288
	Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/31	1,645	1,734
	Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/37	1,000	1,045
	Great Lakes MI Water Authority Sewer Disposal System Revenue	5.250%	7/1/41	2,400	2,551
	Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/28	1,030	1,085
	Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/29	1,420	1,539
[4]	Great Lakes MI Water Authority Water Supply System Revenue	4.000%	7/1/33	1,000	1,004
	Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/33	1,310	1,404
	Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/36	1,000	1,034
	Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/37	1,000	1,062
	Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/38	1,250	1,318
	Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/40	500	524
[14]	Hudsonville MI Public Schools GO	5.000%	5/1/31	420	448
	Ingham County MI Building Authority Revenue	3.000%	5/1/34	3,900	3,318
	Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.000%	11/1/29	970	1,022
[14]	Lake Orion MI Community School District GO	5.000%	5/1/38	4,070	4,377
[4,14]	Lincoln MI Consolidated School District GO	5.000%	5/1/24	1,000	1,027
[14]	Marysville MI Public Schools District GO	5.000%	5/1/28	1,630	1,721
	Michigan Building Authority Revenue	5.000%	10/15/32	1,395	1,466
	Michigan Building Authority Revenue	5.000%	4/15/33	1,000	1,039
	Michigan Building Authority Revenue	5.000%	4/15/36	1,235	1,291
	Michigan Environmental Program GO	4.000%	5/1/28	1,000	1,024

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Michigan Finance Authority Hospital Revenue Bonds (Beaumontt Health Credit Group) Prere.	5.000%	8/1/24	1,500	1,543
	Michigan Finance Authority Hospital Revenue Bonds (Beaumontt-Spectrum Consolidation)	5.000%	4/15/29	1,000	1,085
	Michigan Finance Authority Hospital Revenue Bonds (Beaumontt-Spectrum Consolidation)	5.000%	4/15/31	2,000	2,192
	Michigan Finance Authority Hospital Revenue Bonds (Beaumontt-Spectrum Consolidation)	5.000%	4/15/36	1,000	1,060
	Michigan Finance Authority Hospital Revenue Bonds (Beaumontt-Spectrum Consolidation)	5.000%	4/15/37	1,000	1,055
	Michigan Finance Authority Hospital Revenue Bonds (Trinity Health Credit Group)	5.000%	12/1/31	1,000	1,053
	Michigan Finance Authority Hospital Revenue Bonds (Trinity Health Credit Group)	5.000%	12/1/35	2,250	2,365
[2]	Michigan Finance Authority Hospital Revenue Bonds (Trinity Health Credit Group) PUT, SIFMA Municipal Swap Index Yield + 0.850%	3.310%	12/1/24	1,500	1,501
[2]	Michigan Finance Authority Hospital Revenue Bonds (Trinity Health Credit Group) PUT, SIFMA Municipal Swap Index Yield + 0.900%	3.360%	12/1/25	500	500
	Michigan Finance Authority Revenue	5.000%	10/1/22	375	375
	Michigan Finance Authority Revenue	5.000%	11/1/28	1,055	1,145
	Michigan Finance Authority Revenue	4.000%	11/1/32	1,740	1,756
	Michigan Finance Authority Revenue	5.000%	10/1/34	2,565	2,773
	Michigan Finance Authority Revenue (Calvin University)	5.000%	9/1/35	605	629
[4]	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/23	1,000	1,013
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/28	750	772
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/29	1,500	1,533
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/33	1,000	1,018
	Michigan Finance Authority Revenue (Henry Ford Health System Obligated Group)	5.000%	11/15/26	1,210	1,268
	Michigan Finance Authority Revenue (Kalamazoo College Project)	5.000%	12/1/26	850	887
	Michigan Finance Authority Revenue (Kalamazoo College Project)	5.000%	12/1/27	965	1,014
	Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	2/15/34	1,700	1,765
	Michigan Finance Authority Revenue (Sparrow Obligated Group)	5.000%	11/15/27	500	501
	Michigan Finance Authority Revenue (Sparrow Obligated Group)	5.000%	11/15/36	500	501
	Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/36	2,000	2,157
	Michigan Finance Authority Revenue (State Clean Water Revolving Fund) Prere.	5.000%	10/1/22	1,000	1,000
	Michigan Finance Authority Revenue (State Clean Water Revolving Fund) Prere.	5.000%	10/1/22	500	500
	Michigan Finance Authority Revenue (Tobacco Settlement Asset-Backed)	5.000%	6/1/33	1,000	1,030
	Michigan Finance Authority Revenue (Tobacco Settlement Asset-Backed)	4.000%	6/1/37	1,000	911
	Michigan Finance Authority Revenue (Trinity Health Credit Group) Prere.	5.000%	12/1/22	8,155	8,181
	Michigan State Housing Development Authority Revenue (Single-Family Mortgage)	3.500%	12/1/50	5,555	5,383

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Michigan State Housing Development Authority Revenue (Single-Family Mortgage)	5.000%	6/1/53	1,000	1,018
	Michigan State Trunk Line Fund Revenue (Rebuilding Michigan Program)	4.000%	11/15/39	2,995	2,820
	Michigan Trunk Line Fund Bonds Revenue (Rebuilding Michigan Program)	4.000%	11/15/40	2,005	1,894
	Oakland University MI Revenue	5.000%	3/1/30	1,250	1,301
[10]	Oakland University MI Revenue	5.000%	3/1/31	1,000	1,070
[10]	Oakland University MI Revenue	5.000%	3/1/35	1,475	1,539
	Portage MI Public Schools GO	5.000%	11/1/34	1,250	1,311
[14]	Roseville MI School District GO Prere.	5.000%	5/1/25	1,665	1,740
	Royal Oak MI Hospital Finance Authority Hospital Revenue (William Beaumont Hospital) Prere.	5.000%	3/1/24	1,450	1,487
[14]	Saginaw City School District GO	4.000%	5/1/34	1,030	1,016
[14]	Saline MI Area Schools GO	5.000%	5/1/23	1,100	1,111
	University of Michigan Revenue	5.000%	4/1/25	35	37
	University of Michigan Revenue	5.000%	4/1/29	20	21
	University of Michigan Revenue	5.000%	4/1/29	20	21
	University of Michigan Revenue	5.000%	4/1/30	25	26
	University of Michigan Revenue	5.000%	4/1/31	30	32
	University of Michigan Revenue	5.000%	4/1/32	2,050	2,184
[4]	University of Michigan Revenue	5.000%	11/15/32	590	636
[4]	University of Michigan Revenue	5.000%	11/15/33	200	215
	University of Michigan Revenue Prere.	5.000%	4/1/26	25	27
	University of Michigan Revenue Prere.	5.000%	4/1/26	40	42
	University of Michigan Revenue Prere.	5.000%	4/1/26	30	32
	Wayne County MI Airport Authority Revenue	5.000%	12/1/25	870	908
	Wayne County MI Airport Authority Revenue	5.000%	12/1/30	1,300	1,348
					111,609
Minnesota (0.7%)
	Duluth MN Economic Development Authority Revenue (Benedictine Health System)	4.000%	7/1/31	1,625	1,512
	Duluth MN Independent School District No. 709 COP	5.000%	2/1/27	365	387
	Duluth MN Independent School District No. 709 COP	5.000%	2/1/28	350	374
	Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/26	450	472
	Minneapolis MN GO	5.000%	12/1/33	2,000	2,190
	Minneapolis MN Special School District No. 1 COP	5.000%	2/1/26	1,855	1,865
	Minnesota GO	5.000%	4/1/23	1,115	1,126
	Minnesota GO	5.000%	8/1/24	1,615	1,669
	Minnesota GO	5.000%	8/1/25	1,500	1,573
	Minnesota GO	5.000%	8/1/25	2,170	2,276
	Minnesota GO	5.000%	8/1/27	1,005	1,053
	Minnesota GO	5.000%	9/1/30	1,235	1,320
	Minnesota GO	5.000%	9/1/30	5,000	5,619
	Minnesota GO	5.000%	8/1/36	1,365	1,516
	Minnesota GO	5.000%	4/1/38	2,000	2,115
	Minnesota GO	5.000%	8/1/40	1,000	1,095
	Minnesota Higher Education Facilities Authority Revenue (Hamline University)	5.000%	10/1/35	595	591
	Minnesota Housing Finance Agency Residential Housing Revenue	2.800%	12/1/47	711	664
	Minnesota Housing Finance Agency Revenue (Housing Infrastructure)	4.000%	8/1/36	1,500	1,450

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Minnesota Municipal Gas Agency Commodity Supply Revenue PUT	4.000%	12/1/27	610	607
[2,3]	Minnesota Municipal Gas Agency Commodity Supply Revenue PUT, SOFR + 1.000%	2.983%	12/1/27	1,000	933
	Minnesota Public Facilities Authority Revolving Fund Revenue	5.000%	3/1/25	2,480	2,586
	Minnesota Public Facilities Authority Revolving Fund Revenue	5.000%	3/1/31	8,000	8,400
	Osseo MN Independent School District No. 279 GO	5.000%	2/1/28	1,000	1,070
	Owatonna MN Independent School District No. 761 GO	3.000%	2/1/32	1,190	1,087
	St. Francis MN Independent School District No. 15 GO	5.000%	2/1/26	385	388
	St. Francis MN Independent School District No. 15 GO	5.000%	2/1/27	485	488
	St. Francis MN Independent School District No. 15 GO	4.000%	2/1/29	515	516
	St. Francis MN Independent School District No. 15 GO	4.000%	2/1/30	550	551
	St. Francis MN Independent School District No. 15 GO	4.000%	2/1/32	775	776
	West St. Paul MN Independent School District No. 197 Revenue (Mendota Heights-Eagan)	4.000%	2/1/28	1,000	1,030
	White Bear Lake MN Independent School District No. 624 GO	3.000%	2/1/30	1,150	1,086
					48,385
Mississippi (0.2%)
	Lowndes County MS Solid Waste Disposal & Pollution Control Revenue PUT	2.650%	4/1/27	1,000	932
	Mississippi Development Bank SO Revenue (Marshall County Industrial Development Highway Refunding Project)	5.000%	1/1/26	1,335	1,398
	Mississippi Development Bank SO Revenue (Rankin County School District)	5.000%	6/1/27	500	531
	Mississippi Development Bank SO Revenue (Rankin County School District)	5.000%	6/1/30	1,765	1,880
	Mississippi Gaming Tax Revenue	5.000%	10/15/29	1,000	1,068
	Mississippi Gaming Tax Revenue	5.000%	10/15/36	1,500	1,562
	Mississippi GO Prere.	5.000%	11/1/25	1,000	1,053
	Mississippi GO Prere.	5.000%	11/1/26	115	123
	Mississippi Hospital Equipment & Facilities Authority Revenue (Forrest General Hospital Inc.)	5.000%	1/1/29	830	869
	Mississippi Hospital Equipment & Facilities Authority Revenue (Forrest General Hospital Inc.)	5.000%	1/1/30	625	654
	Mississippi Hospital Equipment & Facilities Authority Revenue (Forrest General Hospital Inc.)	5.000%	1/1/30	260	272
	Mississippi Hospital Equipment & Facilities Authority Revenue (North Mississippi Health Services)	5.000%	10/1/27	1,000	1,049
	Mississippi Institutions of Higher Learning Revenue (University of Mississippi Medical Center)	4.000%	6/1/34	1,000	954
	Mississippi State Gaming Tax Revenue	5.000%	10/15/32	2,000	2,107
	Mississippi State University Educational Building Corp. Revenue	5.000%	8/1/30	575	616
	Mississippi State University Educational Building Corp. Revenue	5.000%	8/1/31	515	550

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Mississippi State University Educational Building Corp. Revenue Prere.	5.000%	8/1/23	1,000	1,015
				16,633
Missouri (0.6%)
Bi-State Development Agency MO Illinois Metropolitan District Sales Tax Appropriation Revenue	4.000%	10/1/35	1,790	1,765
Cape Girardeau County MO Industrial Development Authority Health Care Facilities Revenue (St. Francis Healthcare System)	4.000%	6/1/37	1,680	1,528
Jackson County MO School District No. 4 GO (Blue Springs)	6.000%	3/1/38	1,000	1,133
Jackson County MO SO Revenue (Truman Sports Complex Project)	5.000%	12/1/26	1,215	1,253
Jackson County MO SO Revenue (Truman Sports Complex Project)	5.000%	12/1/31	1,500	1,543
Kansas City MO Sanitary Sewer System Revenue	5.000%	1/1/32	1,020	1,097
Kansas City MO SO Bonds Revenue (Missouri Projects)	5.000%	4/1/34	1,000	1,069
Kansas City MO SO Bonds Revenue (Missouri Projects)	5.000%	9/1/35	3,215	3,445
Little Blue Valley MO Sewer District Revenue	3.000%	9/1/33	1,505	1,293
Metropolitan St. Louis MO Sewer District Wastewater System Revenue	5.000%	5/1/34	525	556
Metropolitan St. Louis MO Sewer District Wastewater System Revenue	4.000%	5/1/41	4,145	4,155
Missouri Health & Educational Facilities Authority Educational Facilities Revenue (St. Louis College of Pharmacy Project)	5.000%	5/1/30	1,000	1,018
Missouri Health & Educational Facilities Authority Educational Facilities Revenue (St. Louis College of Pharmacy Project)	5.000%	5/1/34	880	896
Missouri Health & Educational Facilities Authority Health Facilities Revenue (SSM Health System) Prere.	5.000%	6/1/24	1,480	1,522
Missouri Health & Educational Facilities Authority Health Facilities Revenue (St. Luke's Health System)	5.000%	12/1/31	1,050	1,088
Missouri Health & Educational Facilities Authority Revenue	4.000%	7/1/37	1,000	936
Missouri Health & Educational Facilities Authority Revenue PUT	4.000%	5/1/26	2,300	2,323
Missouri Health & Educational Facilities Authority Revenue PUT	5.000%	5/1/28	1,425	1,509
Missouri Health & Educational Facilities Authority Revenue (BJC Health System)	4.500%	1/1/39	2,865	2,847
Missouri Health & Educational Facilities Authority Revenue (Children's Mercy Hospital)	5.000%	5/15/36	1,100	1,112
Missouri Health & Educational Facilities Authority Revenue (Mercy Health)	5.000%	11/15/34	1,500	1,518
Missouri Highways & Transportation Commission Road Revenue	5.000%	2/1/23	1,000	1,006
Missouri Housing Development Commission Revenue	5.000%	5/1/53	1,000	1,019
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Iatan 2 Project)	5.000%	12/1/34	1,425	1,467

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	12/1/34	1,010	1,043
	Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	12/1/40	1,655	1,684
	St Louis County MO Industrial Development Authority Senior Living Facilities Revenue	5.000%	9/1/38	1,225	1,078
[5,9]	St Louis MO Municipal Finance Corp. Leasehold Revenue	0.000%	7/15/26	1,260	1,074
[5,9]	St Louis MO Municipal Finance Corp. Leasehold Revenue	0.000%	7/15/26	1,455	1,241
[4]	St. Louis MO Parking Revenue	5.000%	12/15/23	715	729
	St. Louis MO Sewer & Wastewater Revenue	5.000%	5/1/36	1,000	1,028
					44,975
Montana (0.0%)
	Montana Facility Finance Authority Hospital Revenue (Benefis Health System)	5.000%	2/15/32	825	844
Multiple States (0.1%)
[3,15]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	2.650%	9/15/30	1,530	1,343
[5,15]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	2.600%	9/15/33	1,935	1,620
[3,5,15]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	2.625%	6/15/35	1,905	1,588
[5,15]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	2.650%	6/15/35	1,355	1,125
[15]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	3.400%	1/25/36	473	433
[3,5,15]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	2.650%	6/15/36	1,270	1,050
					7,159
Nebraska (0.3%)
	Central Plains Energy Project Nebraska Gas Project Revenue PUT	5.000%	1/1/24	280	283
	Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 3)	5.000%	9/1/27	1,000	1,022
	Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 3)	5.000%	9/1/42	1,000	969
[3]	Central Plains Energy Project Nebraska Gas Supply Revenue PUT	4.000%	8/1/25	8,015	7,977
	Nebraska Public Power District Revenue	5.000%	1/1/23	1,500	1,507
	Nebraska Public Power District Revenue	5.000%	1/1/38	2,595	2,759
	Omaha NE Public Power District Electric Revenue	5.000%	2/1/29	1,420	1,493
	Omaha NE Sewer Revenue	5.000%	11/15/29	2,500	2,586
	Public Power Generation Agency Revenue (Whelan Energy Center Unit 2)	5.000%	1/1/35	1,000	1,040
	Scotts Bluff County NE Hospital Authority Revenue (Regional West Medical Center)	5.000%	2/1/24	1,785	1,803
	University of Nebraska Facilities Corp. Revenue	5.000%	7/15/27	1,100	1,189
					22,628
Nevada (0.6%)
	Carson City NV Hospital Revenue (Carson Tahoe Regional Medical Center)	5.000%	9/1/26	560	577
	Carson City NV Hospital Revenue (Carson Tahoe Regional Medical Center)	5.000%	9/1/28	1,220	1,259

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Clark County NV Airport Improvement Revenue	5.000%	7/1/30	2,095	2,275
	Clark County NV GO	4.000%	6/1/32	1,505	1,524
	Clark County NV GO	4.000%	7/1/32	2,190	2,218
	Clark County NV GO	4.000%	6/1/33	1,000	1,009
	Clark County NV GO	5.000%	7/1/33	1,000	1,003
	Clark County NV Highway Improvement Motor Vehicle Fuel Tax Revenue	5.000%	7/1/31	1,575	1,612
	Clark County NV Highway Improvement Motor Vehicle Fuel Tax Revenue	5.000%	7/1/36	1,075	1,123
	Clark County NV Passenger Facility Charge Revenue	5.000%	7/1/32	1,000	1,071
	Clark County NV Passenger Facility Charge Revenue (Las Vegas McCarran International Airport)	5.000%	7/1/31	1,100	1,187
	Clark County NV Pollution Control Refunding Revenue (Southern California Edison Co.)	2.100%	6/1/31	1,000	803
[4]	Clark County NV School District GO	5.000%	6/15/27	3,000	3,205
[4]	Clark County NV School District GO	4.000%	6/15/33	1,820	1,822
[6]	Clark County NV School District GO	3.000%	6/15/34	1,000	850
[6]	Clark County NV School District GO	3.000%	6/15/37	1,000	792
	Clark County NV School District GO	3.000%	6/15/38	1,000	765
	Clark County NV School District GO	3.000%	6/15/40	1,600	1,178
[4]	Clark County NV School District GO	4.000%	6/15/40	850	775
	Las Vegas Valley NV Water District GO	5.000%	6/1/26	1,000	1,062
	Las Vegas Valley NV Water District GO	4.000%	6/1/41	3,500	3,269
	Las Vegas Valley Water District Nevada GO	5.000%	6/1/24	1,190	1,225
	Las Vegas Valley Water District Nevada GO	5.000%	12/1/27	1,990	2,078
	Las Vegas Valley Water District Nevada GO	5.000%	6/1/35	1,870	1,943
	Las Vegas Valley Water District Nevada GO	5.000%	6/1/38	1,000	1,057
	Las Vegas Valley Water District Nevada GO	5.000%	6/1/39	1,500	1,584
	Las Vegas Valley Water District Nevada GO	5.000%	6/1/41	3,045	3,128
	Nevada GO	5.000%	11/1/23	1,465	1,494
	Nevada GO	5.000%	11/1/25	1,015	1,059
	Nevada Highway Improvement Revenue (Motor Vehicle Fuel Tax)	4.000%	12/1/32	1,660	1,681
	Reno NV Sales Tax Revenue (Reno Transportation Rail Access)	5.000%	6/1/27	250	259
	Reno NV Sales Tax Revenue (Reno Transportation Rail Access)	5.000%	6/1/28	250	260
	Reno NV Sales Tax Revenue (Reno Transportation Rail Access)	5.000%	6/1/32	250	259
	Reno NV Sales Tax Revenue (Reno Transportation Rail Access)	5.000%	6/1/33	250	258
	Truckee Meadows NV Water Authority Water Revenue	5.000%	7/1/34	1,510	1,575
					47,239
New Hampshire (0.1%)
	National Finance Authority NH Revenue	5.000%	8/15/30	1,500	1,620
	National Finance Authority NH Revenue	4.125%	1/20/34	3,463	3,208
	National Finance Authority NH Revenue (Dickinson College Project)	5.000%	11/1/42	1,475	1,540
	National NH Finance Authority Municipal Certificates Revenue	4.375%	9/20/36	997	908
	New Hampshire Health & Education Facilities Authority Revenue (Dartmouth College)	4.000%	8/1/43	2,855	2,469
					9,745

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New Jersey (1.7%)
	Camden County NJ Improvement Authority Health Care Redevelopment Project Revenue (Cooper Health System Obligated Group)	5.000%	2/15/27	1,400	1,403
	Cape May County NJ GO	2.000%	9/15/30	2,605	2,188
[4]	Clifton NJ Board of Education School Bonds Revenue	2.000%	8/15/34	1,500	1,093
	Hudson County NJ General Improvement Bonds GO	3.000%	11/15/31	2,615	2,360
	Hudson County NJ General Improvement Bonds GO	2.125%	11/15/36	1,000	693
	Hudson County NJ Improvement Authority Lease Revenue (Courthouse Projects)	4.000%	10/1/40	2,010	1,824
[6]	Lindenwold Boro NJ School District Bonds GO	3.125%	2/1/36	1,390	1,144
	Morris County NJ Improvement Authority School District Revenue (Morris Hills Regional District Project) Prere.	5.000%	10/1/22	510	510
	New Jersey Covid 19 Emergency Bonds GO	5.000%	6/1/25	1,000	1,040
	New Jersey Covid 19 Emergency Bonds GO	5.000%	6/1/29	1,000	1,083
	New Jersey Covid 19 Emergency Bonds GO	4.000%	6/1/30	4,115	4,161
	New Jersey Covid 19 Emergency Bonds GO	4.000%	6/1/31	3,500	3,527
	New Jersey Covid 19 Emergency Bonds GO	3.000%	6/1/32	3,000	2,662
	New Jersey Economic Development Authority Revenue	5.000%	6/15/23	1,000	1,011
[5]	New Jersey Economic Development Authority Revenue	5.250%	9/1/23	2,000	2,031
	New Jersey Economic Development Authority Revenue	5.250%	6/15/27	560	577
	New Jersey Economic Development Authority Revenue	5.000%	6/15/33	1,100	1,126
	New Jersey Economic Development Authority Revenue	4.000%	6/15/35	500	456
	New Jersey Economic Development Authority Revenue	5.000%	6/15/35	2,000	2,018
	New Jersey Economic Development Authority Revenue Prere.	5.500%	12/15/26	2,000	2,171
[12]	New Jersey Economic Development Authority Revenue (Motor Vehicle Surcharge)	5.250%	7/1/26	405	425
[12]	New Jersey Economic Development Authority Revenue (Motor Vehicle Surcharge) ETM	5.250%	7/1/26	95	101
[12]	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	9/1/27	1,000	1,072
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	6/15/35	700	708
	New Jersey Economic Development Authority Revenue (School Facilities Construction) Prere.	5.000%	3/1/23	2,095	2,111
	New Jersey Educational Facilities Authority Revenue (Princeton University)	5.000%	3/1/25	5,000	5,218
	New Jersey Educational Facilities Authority Revenue (Princeton University)	2.000%	3/1/37	1,000	730
[4]	New Jersey Educational Facilities Authority Revenue (Ramapo College)	5.000%	7/1/35	400	423
	New Jersey GO	2.000%	6/1/31	1,295	1,045
	New Jersey GO	2.000%	6/1/32	1,230	958
	New Jersey GO	2.000%	6/1/35	1,000	701
	New Jersey Health Care Facilities Financing Authority Lease Revenue (Greystone Park Psychiatric Hospital Project)	5.000%	9/15/24	500	505

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Health Care Facilities Financing Authority Revenue (Atlanticare Health System)	3.000%	7/1/40	145	109
	New Jersey Health Care Facilities Financing Authority Revenue (Barnabas Health)	4.000%	7/1/38	1,000	928
	New Jersey Health Care Facilities Financing Authority Revenue (St. Joseph's Healthcare System)	5.000%	7/1/27	1,000	1,017
	New Jersey Health Care Facilities Financing Authority Revenue (Valley Health System)	5.000%	7/1/29	1,385	1,455
	New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/25	1,300	1,348
	New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/28	2,380	2,471
	New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/28	620	646
	New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/29	1,400	1,449
	New Jersey Transportation Trust Fund Authority Program Bonds Revenue	5.000%	6/15/31	1,000	1,042
	New Jersey Transportation Trust Fund Authority Program Bonds Revenue	5.000%	6/15/33	1,000	1,021
	New Jersey Transportation Trust Fund Authority Program Bonds Revenue	5.000%	6/15/34	600	608
	New Jersey Transportation Trust Fund Authority Program Bonds Revenue	4.000%	6/15/37	1,000	892
	New Jersey Transportation Trust Fund Authority Program Bonds Revenue	4.000%	6/15/37	1,000	892
	New Jersey Transportation Trust Fund Authority Program Bonds Revenue	4.000%	6/15/41	1,750	1,508
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/27	1,000	1,039
[4]	New Jersey Transportation Trust Fund Authority Revenue	0.000%	12/15/29	700	519
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/30	1,285	1,333
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	6/15/31	1,000	1,032
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/33	1,115	1,134
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/34	1,115	1,127
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/35	1,015	1,025
	New Jersey Transportation Trust Fund Authority System Bonds Revenue	5.000%	6/15/30	2,000	2,093
[12]	New Jersey Transportation Trust Fund Authority System Bonds Revenue	0.000%	12/15/30	1,420	982
	New Jersey Transportation Trust Fund Authority System Bonds Revenue	5.000%	6/15/31	1,000	1,042
[12,16]	New Jersey Transportation Trust Fund Authority System Bonds Revenue	0.000%	12/15/31	265	180
	New Jersey Transportation Trust Fund Authority System Bonds Revenue	5.000%	6/15/32	1,000	1,034
[4]	New Jersey Transportation Trust Fund Authority System Bonds Revenue	0.000%	12/15/32	1,000	633
	New Jersey Transportation Trust Fund Authority System Bonds Revenue	5.000%	12/15/32	1,000	1,024

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Transportation Trust Fund Authority System Bonds Revenue	0.000%	12/15/34	1,000	538
	New Jersey Transportation Trust Fund Authority System Bonds Revenue	0.000%	12/15/34	1,310	705
	New Jersey Transportation Trust Fund Authority System Bonds Revenue	4.000%	6/15/35	500	456
[9]	New Jersey Transportation Trust Fund Authority System Bonds Revenue	0.000%	12/15/35	1,490	765
	New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.250%	6/15/33	1,500	1,522
	New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/36	2,125	2,127
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/22	1,315	1,321
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/23	605	619
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/24	1,000	1,024
[9]	New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/26	2,000	1,679
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/27	5,260	5,468
[12]	New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/31	2,000	1,308
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/32	700	707
	New Jersey Turnpike Authority Revenue	5.000%	1/1/28	500	522
	New Jersey Turnpike Authority Revenue	5.000%	1/1/32	1,000	1,059
	New Jersey Turnpike Authority Revenue	4.000%	1/1/33	1,070	1,068
	New Jersey Turnpike Authority Revenue	4.000%	1/1/34	2,500	2,470
	New Jersey Turnpike Authority Revenue	5.000%	1/1/35	1,000	1,041
	New Jersey Turnpike Authority Revenue	5.000%	1/1/37	1,000	1,046
	New Jersey Turnpike Authority Revenue	4.000%	1/1/42	2,000	1,847
	New Jersey Turnpike Authority Revenue Prere.	5.000%	1/1/23	1,190	1,196
	New Jersey Turnpike Authority Revenue Prere.	5.000%	1/1/23	1,185	1,191
[6]	Newark NJ Board of Education School Energy Savings Obligation Refunding Bonds GO	5.000%	7/15/29	375	407
[4]	North Hudson Sewerage Authority Revenue	5.000%	6/1/36	1,320	1,446
	South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/39	1,025	1,034
	South Jersey Transportation Authority New Jersey Transportation System Revenue Prere.	5.000%	11/1/22	500	501
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/26	1,825	1,889
	Tobacco Settlement Financing Corp. New Jersey Revenue	3.200%	6/1/27	5	5
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/27	3,200	3,317
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/30	685	707
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/31	1,000	1,028
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/32	1,000	1,023
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/35	450	456
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/36	1,500	1,518
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/37	1,000	1,009
	Toms River NJ Board of Education GO	3.000%	7/15/30	3,000	2,767

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Toms River NJ Board of Education GO	3.000%	7/15/33	3,570	3,069
	Toms River NJ General Improvement Bonds GO	4.000%	6/1/39	1,760	1,651
					128,164
New Mexico (0.3%)
	Albuquerque NM GO	5.000%	7/1/23	6,000	6,082
	Albuquerque NM GO	5.000%	7/1/26	4,035	4,290
	Albuquerque NM Municipal School District No. 12 GO	5.000%	8/1/23	265	269
	Farmington NM Pollution Control Revenue (Edison Co. Four Corners Project)	1.800%	4/1/29	1,000	843
	Farmington NM Pollution Control Revenue (Edison Co. Four Corners Project)	1.800%	4/1/29	1,550	1,307
	Farmington NM Pollution Control Revenue (San Juan & Four Corners Projects)	2.150%	4/1/33	2,675	2,031
	New Mexico Finance Authority Revenue	5.000%	6/1/23	1,210	1,225
	New Mexico Finance Authority Transportation Revenue	5.000%	6/15/27	1,045	1,074
	New Mexico Hospital Equipment Loan Council Hospital System Revenue (Presbyterian Healthcare Services) Prere.	5.000%	8/1/25	1,520	1,586
[3]	New Mexico Municipal Energy Acquisition Authority Gas Supply Revenue PUT	5.000%	5/1/25	805	828
	New Mexico State Severance Tax Bonds Revenue	5.000%	7/1/24	1,000	1,031
	New Mexico State Severance Tax Bonds Revenue	5.000%	7/1/25	1,000	1,047
					21,613
New York (8.3%)
	Amherst NY BAN GO	1.500%	11/4/22	5,095	5,088
	Battery Park City NY Authority Revenue	5.000%	11/1/38	750	807
	Brooklyn Arena Local Development Corp. NY Pilot Revenue (Barclays Center Project)	5.000%	7/15/30	700	703
	Brooklyn Arena Local Development Corp. NY Pilot Revenue (Barclays Center Project)	0.000%	7/15/32	1,430	831
	Brooklyn Arena Local Development Corp. NY Pilot Revenue (Barclays Center Project)	0.000%	7/15/35	470	225
	Brooklyn Arena Local Development Corp. NY Pilot Revenue (Barclays Center Project)	5.000%	7/15/42	690	657
[4]	Broome County NY Local Development Corp. Revenue (United Health Services Hospitals Inc. Project)	5.000%	4/1/29	2,100	2,234
	Build NY Resource Corp. Revenue	5.000%	7/1/32	325	329
	Dutchess County NY Local Development Corp. Revenue	5.000%	7/1/32	1,110	1,144
	Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	5.000%	7/1/31	425	435
	Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	5.000%	7/1/33	200	201
	Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	5.000%	7/1/34	240	241
	Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	4.000%	7/1/37	555	485
	Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	4.000%	7/1/41	650	547

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Erie County NY Fiscal Stability Authority Revenue	5.000%	9/1/30	500	538
	Genesee County NY Funding Corp. Revenue (Rochester Regional Health Project)	5.000%	12/1/35	700	693
[4]	Hempstead NY GO	4.000%	4/1/29	1,420	1,450
	Hudson Yards Infrastructure Corp. New York Revenue	5.000%	2/15/31	1,550	1,637
	Hudson Yards Infrastructure Corp. New York Revenue	5.000%	2/15/36	1,500	1,553
	Hudson Yards Infrastructure Corp. New York Revenue	5.000%	2/15/37	520	537
	Long Island NY Power Authority Electric System Revenue	5.000%	9/1/24	130	130
	Long Island NY Power Authority Electric System Revenue	5.000%	9/1/35	1,095	1,150
	Long Island NY Power Authority Electric System Revenue	5.000%	9/1/38	1,465	1,555
	Long Island NY Power Authority Electric System Revenue PUT	1.500%	9/1/26	1,360	1,213
	Metropolitan Transportation Authority NY Revenue	3.000%	11/1/22	2,000	2,000
	Metropolitan Transportation Authority NY Revenue	5.000%	2/1/23	6,000	6,033
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/27	1,000	1,028
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/28	2,075	2,119
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/29	1,115	1,139
	Metropolitan Transportation Authority NY Revenue	5.250%	11/15/30	3,440	3,674
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/33	1,500	1,498
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/33	1,235	1,238
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/33	95	95
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/34	2,500	2,656
	Metropolitan Transportation Authority NY Revenue	4.000%	11/15/40	810	697
[4]	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/40	1,000	1,029
	Metropolitan Transportation Authority NY Revenue	4.000%	11/15/41	2,170	1,851
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/43	500	480
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/43	1,475	1,417
	Metropolitan Transportation Authority NY Revenue PUT	5.000%	11/15/22	8,095	8,106
	Metropolitan Transportation Authority NY Revenue PUT	5.000%	5/15/24	7,000	7,125
[2,4]	Metropolitan Transportation Authority NY Revenue PUT, SOFR + 0.550%	2.533%	4/1/24	500	488
[3]	Metropolitan Transportation Authority NY Revenue VRDO	2.750%	10/3/22	10,450	10,450
[3]	Metropolitan Transportation Authority NY Revenue VRDO	2.780%	10/3/22	1,800	1,800

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Monroe County NY Industrial Development Agency School Facility Revenue (Rochester Schools Modernization Project)	5.000%	5/1/31	1,970	2,103
	Monroe County NY Industrial Development Corp. Revenue (Rochester Regional Health)	4.000%	12/1/39	2,120	1,764
	Monroe County NY Industrial Development Corp. Revenue (University of Rochester Project)	5.000%	7/1/37	1,540	1,626
	Monroe County NY Industrial Development Corp. Revenue (University of Rochester Projects)	5.000%	12/1/28	555	579
	Monroe County NY Industrial Development Revenue (University of Rochester Project)	5.000%	7/1/23	2,000	2,025
	Nassau County NY GO	5.000%	4/1/23	1,000	1,009
	New York City NY GO	5.000%	8/1/23	400	401
	New York City NY GO	5.000%	8/1/23	1,505	1,527
	New York City NY GO	5.000%	8/1/24	1,000	1,032
	New York City NY GO	5.000%	8/1/25	1,245	1,303
	New York City NY GO	5.000%	8/1/25	1,310	1,371
	New York City NY GO	5.000%	8/1/25	1,000	1,047
	New York City NY GO	5.000%	6/1/26	2,450	2,551
	New York City NY GO	5.000%	8/1/26	1,000	1,006
	New York City NY GO	5.000%	8/1/26	80	80
	New York City NY GO	5.000%	8/1/28	5,000	5,438
	New York City NY GO	5.000%	8/1/30	1,000	1,014
	New York City NY GO	5.000%	8/1/32	1,000	1,103
	New York City NY GO	5.000%	12/1/32	1,755	1,831
	New York City NY GO	5.000%	12/1/32	1,000	1,068
	New York City NY GO	5.000%	8/1/33	2,950	3,175
	New York City NY GO	5.000%	12/1/33	1,775	1,845
	New York City NY GO	5.000%	8/1/34	1,000	1,070
	New York City NY GO	5.000%	10/1/34	1,940	2,059
	New York City NY GO	4.000%	8/1/35	1,000	959
	New York City NY GO	5.000%	12/1/35	1,120	1,155
	New York City NY GO	4.000%	8/1/36	1,000	950
	New York City NY GO	5.000%	10/1/36	3,875	4,090
	New York City NY GO	4.000%	8/1/37	2,000	1,882
	New York City NY GO	4.000%	10/1/37	2,690	2,531
	New York City NY GO	5.000%	9/1/39	5,000	5,286
	New York City NY GO	3.000%	3/1/41	1,210	920
	New York City NY GO	5.250%	5/1/41	1,250	1,345
	New York City NY GO	4.000%	8/1/42	2,500	2,291
	New York City NY GO Prere.	5.000%	3/1/23	1,490	1,502
[3]	New York City NY GO VRDO	2.750%	10/3/22	1,300	1,300
[3]	New York City NY GO VRDO	2.780%	10/3/22	14,500	14,500
[3]	New York City NY GO VRDO	2.800%	10/3/22	16,235	16,235
	New York City NY Housing Development Corp. Multi-Family Housing Revenue	3.700%	11/1/38	1,915	1,660
[17]	New York City NY Housing Development Corp. Multi-Family Housing Revenue	2.350%	11/1/40	2,000	1,380
	New York City NY Housing Development Corp. Multi-Family Housing Revenue Prere.	5.250%	7/3/23	1,000	1,015
[17]	New York City NY Housing Development Corp. Multi-Family Housing Revenue PUT	0.700%	5/1/25	400	366
[17]	New York City NY Housing Development Corp. Multi-Family Housing Revenue PUT	0.600%	7/1/25	2,000	1,816
[17]	New York City NY Housing Development Corp. Multi-Family Housing Revenue PUT	0.900%	1/1/26	800	720
	New York City NY Housing Development Corp. Multi-Family Housing Revenue PUT	2.950%	2/1/26	1,000	971

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Neighborhood Bonds)	3.000%	11/1/39	1,000	778
[4]	New York City NY Industrial Development Agency Revenue (Yankee Stadium Project)	4.000%	3/1/31	250	253
[4]	New York City NY Industrial Development Agency Revenue (Yankee Stadium Project)	3.000%	3/1/38	2,000	1,543
[4]	New York City NY Industrial Development Agency Revenue (Yankee Stadium Projects)	3.000%	3/1/36	2,000	1,610
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/27	4,560	4,811
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.250%	6/15/33	1,000	1,073
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/36	2,000	2,069
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.250%	6/15/37	3,140	3,321
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/38	1,000	1,042
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/39	2,075	2,133
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/39	2,500	2,607
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue Prere.	5.000%	6/15/25	1,350	1,413
[3]	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	2.750%	10/3/22	2,200	2,200
[3]	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	2.780%	10/3/22	2,900	2,900
[3]	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	2.780%	10/3/22	8,100	8,100
[3]	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	2.900%	10/3/22	3,900	3,900
	New York City NY Transitional Finance Authority Building AID Revenue	5.000%	7/15/28	1,730	1,802
	New York City NY Transitional Finance Authority Building AID Revenue	5.000%	7/15/29	2,000	2,081
	New York City NY Transitional Finance Authority Building AID Revenue	5.000%	7/15/30	1,045	1,084
	New York City NY Transitional Finance Authority Building AID Revenue	5.000%	7/15/35	1,635	1,725
	New York City NY Transitional Finance Authority Building AID Revenue	4.000%	7/15/38	1,750	1,647
	New York City NY Transitional Finance Authority Building AID Revenue ETM	5.000%	7/15/24	3,430	3,540
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/22	1,140	1,142
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/28	1,325	1,379
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/29	850	858
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/30	500	503
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/31	2,445	2,548
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/31	500	501

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/32	1,370	1,403
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/32	500	501
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/32	1,500	1,552
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/34	1,450	1,484
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/34	1,710	1,773
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/34	1,565	1,612
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/35	4,000	4,089
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/35	1,525	1,586
	New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	11/1/35	2,500	2,434
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/35	1,745	1,795
	New York City NY Transitional Finance Authority Future Tax Revenue	5.250%	11/1/35	1,000	1,099
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/36	1,580	1,637
	New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	8/1/36	1,235	1,194
	New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	11/1/36	1,000	965
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/37	1,680	1,739
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/38	8,000	8,177
	New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	11/1/38	1,250	1,181
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/42	3,000	3,061
[3]	New York City NY Transitional Finance Authority Future Tax Revenue VRDO	2.750%	10/3/22	400	400
[3]	New York City NY Transitional Finance Authority Future Tax Revenue VRDO	2.780%	10/3/22	1,700	1,700
[3]	New York City NY Transitional Finance Authority Future Tax Revenue VRDO	2.950%	10/3/22	5,100	5,100
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	11/1/25	2,230	2,345
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	11/1/28	1,600	1,737
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	11/1/30	2,000	2,204
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	11/1/31	6,500	7,154
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	8/1/35	2,015	2,109
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	8/1/35	1,200	1,282
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	2/1/36	110	117
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	4.000%	8/1/36	1,000	967
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	8/1/36	2,325	2,425

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	4.000%	11/1/36	2,800	2,703
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	4.000%	8/1/37	250	239
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	4.000%	2/1/38	200	189
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	4.000%	8/1/38	5,000	4,726
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	4.000%	8/1/38	1,120	1,059
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	4.000%	2/1/39	2,500	2,352
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	2/1/39	1,020	1,070
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	4.000%	5/1/39	2,000	1,881
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	11/1/39	1,330	1,376
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	2/1/40	545	569
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	3.000%	8/1/40	1,500	1,161
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	8/1/40	3,500	3,592
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	11/1/40	1,540	1,589
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	2/1/41	1,545	1,610
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	3.000%	8/1/41	1,000	765
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	2/1/42	510	530
[3]	New York City NY Transitional Finance Authority Future Tax Secured Revenue VRDO	2.780%	10/3/22	3,300	3,300
	New York City NY Transitional Finance Authority Revenue	5.000%	8/1/35	1,500	1,570
	New York City NY Transitional Finance Authority Revenue	5.000%	8/1/36	5,710	5,954
	New York City NY Transitional Finance Authority Revenue	5.000%	5/1/38	1,675	1,735
	New York City NY Transitional Finance Authority Revenue	5.000%	5/1/39	1,335	1,381
	New York City NY Trust for Cultural Resources Revenue (Lincoln Center for the Performing Arts Inc.)	5.000%	12/1/26	1,350	1,435
	New York Liberty Development Corp. Revenue (1 World Trade Center Project)	3.000%	2/15/42	500	372
	New York Liberty Development Corp. Revenue (4 World Trade Center Project)	1.900%	11/15/31	1,500	1,158
	New York Liberty Development Corp. Revenue (4 World Trade Center Project)	2.100%	11/15/32	1,500	1,143
	New York Liberty Development Corp. Revenue (4 World Trade Center Project)	2.200%	11/15/33	1,440	1,083
	New York Liberty Development Corp. Revenue (4 World Trade Center Project)	2.300%	11/15/34	1,500	1,090
	New York Liberty Development Corp. Revenue (4 World Trade Center Project)	2.400%	11/15/35	1,400	1,019
	New York Liberty Development Corp. Revenue (4 World Trade Center Project)	2.500%	11/15/36	950	684
	New York Liberty Development Corp. Revenue (4 World Trade Center Project)	2.750%	11/15/41	2,050	1,437

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York Liberty Development Corp. Revenue (7 World Trade Center Project)	3.000%	9/15/43	405	297
	New York Liberty Development Corp. Revenue (Bank of America Tower at One Bryant Park Project)	2.800%	9/15/69	815	669
	New York Liberty Development Corp. Revenue (Goldman Sachs Headquarters)	5.250%	10/1/35	1,140	1,182
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/23	1,045	1,060
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/24	2,180	2,235
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/25	1,135	1,171
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/28	1,675	1,714
	New York Metropolitan Transportation Authority Revenue	4.000%	11/15/31	1,445	1,385
	New York Metropolitan Transportation Authority Revenue Prere.	5.000%	11/15/22	820	822
	New York Metropolitan Transportation Authority Revenue Prere.	5.000%	5/15/23	570	576
	New York Metropolitan Transportation Authority Revenue PUT	5.000%	5/15/30	2,500	2,580
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	0.000%	11/15/32	1,000	644
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	4.000%	11/15/33	1,545	1,528
	New York Metropolitan Transportation Authority Revenue (Hudson Yards Development)	5.000%	11/15/51	4,250	4,254
[4]	New York Power Authority Green Transmission Revenue	4.000%	11/15/41	3,540	3,227
[9]	New York State Dormitory Authority Lease Revenue (City of New York Court Facilities)	5.500%	5/15/24	500	518
[9]	New York State Dormitory Authority Lease Revenue (City of New York Court Facilities)	5.500%	5/15/27	500	542
[6]	New York State Dormitory Authority Revenue	5.000%	10/1/31	1,000	1,095
	New York State Dormitory Authority Revenue	5.000%	7/1/32	2,000	2,143
	New York State Dormitory Authority Revenue	3.000%	10/1/32	1,000	882
	New York State Dormitory Authority Revenue	5.000%	7/1/33	730	755
	New York State Dormitory Authority Revenue	4.000%	5/1/40	1,260	1,132
	New York State Dormitory Authority Revenue (Icahn School of Medicine at Mount Sinai)	5.000%	7/1/28	1,000	1,032
	New York State Dormitory Authority Revenue (Icahn School of Medicine at Mount Sinai)	5.000%	7/1/32	1,000	1,023
	New York State Dormitory Authority Revenue (Montefiore Obligated Group)	5.000%	9/1/27	1,895	1,909
	New York State Dormitory Authority Revenue (Montefiore Obligated Group)	5.000%	8/1/29	550	549
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/28	2,040	2,118
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/29	1,085	1,127
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/29	5,000	5,435
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/29	1,555	1,690
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/30	2,000	2,043
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/31	2,455	2,544

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/33	1,975	1,958
New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/34	1,895	1,851
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/34	2,000	2,037
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/34	8,000	8,269
New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/35	1,000	966
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/35	3,000	3,184
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/35	5,000	5,112
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/37	3,000	3,120
New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	3/15/37	3,000	2,833
New York State Dormitory Authority Revenue (Personal Income Tax)	3.000%	3/15/38	3,400	2,707
New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	3/15/38	1,000	933
New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	3/15/38	3,500	3,267
New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/39	2,000	1,860
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/39	2,000	2,071
New York State Dormitory Authority Revenue (Personal Income Tax)	3.000%	3/15/39	3,000	2,357
New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	3/15/39	2,235	2,078
New York State Dormitory Authority Revenue (Personal Income Tax)	3.000%	3/15/40	3,000	2,326
New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	3/15/40	1,250	1,157
New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	3/15/40	1,000	925
New York State Dormitory Authority Revenue (Personal Income Tax) ETM	5.000%	2/15/25	1,500	1,562
New York State Dormitory Authority Revenue (Personal Income Tax) Prere.	5.000%	12/15/22	720	723
New York State Dormitory Authority Revenue (Personal Income Tax) Prere.	5.000%	12/15/22	840	843
New York State Dormitory Authority Revenue (Personal Income Tax) Prere.	5.000%	12/15/22	625	627
New York State Dormitory Authority Revenue (Personal Income Tax) Prere.	4.000%	9/15/25	1,700	1,738
New York State Dormitory Authority Revenue (Personal Income Tax) Prere.	4.000%	2/15/27	10	10
New York State Dormitory Authority Revenue (Teachers College)	5.000%	7/1/29	195	210
New York State Dormitory Authority Revenue (Teachers College)	5.000%	7/1/30	205	222
New York State Dormitory Authority Revenue (Teachers College)	5.000%	7/1/31	225	244
New York State Dormitory Authority Revenue (Teachers College)	5.000%	7/1/32	235	254
New York State Dormitory Authority Revenue (Teachers College)	5.000%	7/1/33	255	273

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/32	1,230	1,276
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/32	1,480	1,558
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	1,795	1,873
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	1,420	1,465
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	2,000	2,075
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	1,500	1,573
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	2,160	2,256
New York State Dormitory Authority Sales Tax Revenue ETM	5.000%	3/15/25	1,295	1,351
New York State Energy Research & Development Authority Pollution Control Revenue (New York State Electric & Gas Corp.)	3.500%	10/1/29	1,000	950
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/23	1,000	1,014
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/34	1,500	1,593
New York State Homeowner Mortgage Agency Revenue	2.200%	4/1/36	1,550	1,150
New York State Housing Finance Agency Revenue	2.200%	11/1/36	875	645
New York State Housing Finance Agency Revenue PUT	2.500%	5/1/27	1,510	1,404
New York State Housing Finance Agency Revenue PUT	2.500%	5/1/27	900	837
New York State Housing Finance Agency Revenue PUT	3.100%	11/1/27	1,500	1,424
New York State Liberty Development Corp. Liberty Revenue (Bank of America Tower at One Bryant Park Project)	2.450%	9/15/69	3,700	3,280
New York State Liberty Development Corp. Liberty Revenue (Bank of America Tower at One Bryant Park Project)	2.625%	9/15/69	1,505	1,240
New York State Mortgage Agency Homeowner Revenue	3.250%	10/1/50	2,265	2,181
New York State Thruway Authority General Revenue	4.000%	1/1/41	1,000	922
New York State Thruway Authority General Revenue	4.000%	1/1/42	2,000	1,830
New York State Thruway Authority General Revenue	4.000%	1/1/42	1,000	915
New York State Thruway Authority Revenue	5.000%	1/1/35	1,130	1,154
New York State Thruway Authority Revenue	5.000%	1/1/36	1,045	1,093
New York State Thruway Authority Revenue	5.000%	3/15/40	1,325	1,396
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/24	1,325	1,359
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/24	5,000	5,128
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/25	2,830	2,947
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/29	10,000	10,877

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/31	2,000	2,014
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/31	1,420	1,474
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/33	2,010	2,085
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/33	1,485	1,495
New York State Urban Development Corp. Revenue (Personal Income Tax)	4.000%	3/15/34	5,000	4,867
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/36	2,000	2,078
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/37	2,000	2,074
New York State Urban Development Corp. Revenue (Personal Income Tax)	4.000%	3/15/39	5,000	4,616
New York State Urban Development Corp. Revenue (Personal Income Tax)	4.000%	3/15/40	1,590	1,457
New York State Urban Development Corp. Revenue (Personal Income Tax)	4.000%	3/15/41	1,000	910
New York State Urban Development Corp. Revenue (Personal Income Tax)	4.000%	3/15/42	1,490	1,351
New York State Urban Development Corp. Revenue (Personal Income Tax) Prere.	5.000%	3/15/24	1,930	1,979
New York State Urban Development Corp. Sales Tax Revenue	4.000%	3/15/39	3,000	2,776
New York State Urban Development Corp. Sales Tax Revenue	3.000%	3/15/41	3,000	2,286
New York State Urban Development Corp. Sales Tax Revenue	3.000%	3/15/42	4,000	3,008
New York State Urban Development Corp. Sales Tax Revenue	4.000%	3/15/43	225	202
Port Authority of New York & New Jersey Revenue	5.000%	9/1/26	1,805	1,859
Port Authority of New York & New Jersey Revenue	3.000%	12/1/32	2,000	1,770
Port Authority of New York & New Jersey Revenue	5.000%	9/1/36	1,230	1,304
Port Authority of New York & New Jersey Revenue	5.000%	11/1/36	2,295	2,429
Suffolk County NY Economic Development Corp. Revenue (Catholic Health Services)	5.000%	7/1/27	1,370	1,394
Suffolk County NY Refunding Bonds GO	5.000%	6/15/29	745	800
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/29	1,870	1,938
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/34	1,760	1,792
Tompkins County NY Development Corp. Continuing Care Retirement Community Revenue (Kendal at Ithaca Inc. Project)	4.000%	7/1/30	450	429
Tompkins County NY Development Corp. Continuing Care Retirement Community Revenue (Kendal at Ithaca Inc. Project)	4.000%	7/1/31	460	434
Tompkins County NY Development Corp. Continuing Care Retirement Community Revenue (Kendal at Ithaca Inc. Project)	4.000%	7/1/32	285	266
Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds Revenue	5.000%	5/15/27	5,000	5,345
Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds Revenue	5.000%	5/15/29	2,000	2,184
Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds Revenue	5.000%	5/15/30	2,000	2,202

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds Revenue	3.000%	5/15/32	490	439
	Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds Revenue	5.000%	5/15/40	1,000	1,046
	Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds Revenue PUT	2.000%	5/15/26	1,000	918
	Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds Revenue PUT	2.000%	5/15/28	1,500	1,336
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/23	1,500	1,530
	Triborough Bridge & Tunnel Authority New York Revenue	0.000%	11/15/32	1,130	724
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/34	2,000	2,069
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/34	1,900	1,994
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/36	1,000	1,045
[2]	Triborough Bridge & Tunnel Authority New York Revenue PUT, SOFR + 0.380%	2.377%	2/1/24	150	149
[3]	Triborough Bridge & Tunnel Authority New York Revenue VRDO	2.780%	10/3/22	9,300	9,300
	Troy NY Capital Resource Corp. Revenue (Rensselaer Polytechnic Institute Project)	5.000%	9/1/37	1,320	1,362
	Troy NY Capital Resource Corp. Revenue (Rensselaer Polytechnic Institute Project)	4.000%	9/1/40	1,000	843
	Utility Debt Securitization Authority New York Revenue	5.000%	12/15/35	1,945	2,008
	Utility Debt Securitization Authority New York Revenue	5.000%	12/15/36	2,450	2,522
	Utility Debt Securitization Authority New York Revenue	5.000%	12/15/38	5,000	5,430
[5]	Westchester County NY Local Development Corp. Revenue (Purchase Senior Learning Community Inc.)	3.200%	7/1/28	250	220
	Westchester County NY Local Development Corp. Revenue (Westchester Medical Center)	5.000%	11/1/31	1,085	1,085
	Westchester NY Tobacco Asset Securitization Revenue	5.000%	6/1/28	1,400	1,444
	Westchester NY Tobacco Asset Securitization Revenue	5.000%	6/1/33	1,500	1,535
[4]	Yonkers NY GO	5.000%	3/15/31	500	542
					611,087
North Carolina (0.4%)
	Cary NC Combined Enterprise System Revenue Prere.	5.000%	12/1/22	330	331
	Cary NC Combined Enterprise System Revenue Prere.	5.000%	12/1/22	170	170
	Charlotte NC Water & Sewer System Revenue	5.000%	7/1/34	1,000	1,126
	Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue	5.000%	1/15/34	1,500	1,536
	Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue PUT	1.950%	11/1/29	625	548
	Durham County NC GO	4.000%	6/1/25	2,460	2,514
	Mecklenburg County NC GO	5.000%	3/1/26	1,085	1,150
	Mecklenburg County NC Public Improvement GO	5.000%	12/1/26	1,775	1,902
	North Carolina GAN Revenue	5.000%	3/1/25	1,055	1,096
	North Carolina GAN Revenue	5.000%	3/1/27	1,015	1,053

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	North Carolina GO	3.000%	5/1/33	1,000	880
	North Carolina Housing Finance Agency Homeownership Revenue	3.000%	7/1/51	2,615	2,485
	North Carolina Medical Care Commission Health Care Facilities Revenue (Presbyterian Homes Obligated)	4.000%	10/1/40	800	677
	North Carolina Medical Care Commission Health Care Facilities Revenue (WakeMed) Prere.	5.000%	10/1/22	1,000	1,000
	North Carolina State Limited Obligation Revenue	5.000%	5/1/25	3,590	3,753
[4]	North Carolina Turnpike Authority Revenue	5.000%	1/1/38	30	31
	North Carolina Turnpike Authority Revenue	4.000%	1/1/39	2,000	1,722
	Orange County NC Public Facilities Co. Revenue Prere.	5.000%	10/1/22	180	180
	Orange County NC Public Facilities Co. Revenue Prere.	5.000%	10/1/22	320	320
	University of North Carolina at Charlotte Revenue	4.000%	10/1/35	400	385
	University of North Carolina at Charlotte Revenue	3.000%	10/1/36	1,600	1,280
	University of North Carolina at Charlotte Revenue	4.000%	10/1/37	1,000	940
	University of North Carolina at Charlotte Revenue	4.000%	10/1/40	325	298
	Wake County NC GO	5.000%	3/1/23	2,145	2,162
	Wake County NC GO	4.000%	5/1/30	2,000	2,009
	Western California University General Revenue	3.000%	4/1/36	1,480	1,240
	Winston-Salem State University NC General Revenue	5.000%	4/1/29	440	467
	Winston-Salem State University NC General Revenue	4.000%	4/1/33	530	492
					31,747
North Dakota (0.0%)
	Grand Forks ND Health Care System Revenue (Altru Health System Obligated Group)	5.000%	12/1/25	1,210	1,245
	Grand Forks ND Health Care System Revenue (Altru Health System)	5.000%	12/1/29	445	465
[4]	Grand Forks ND Health Care System Revenue (Altru Health System)	3.000%	12/1/39	1,000	770
					2,480
Ohio (1.3%)
	Allen County OH Hospital Facilities Revenue (Mercy Health)	4.000%	12/1/40	1,200	1,078
	Allen County OH Hospital Facilities Revenue (Mercy Health)	5.000%	8/1/29	1,300	1,380
	Allen County OH Hospital Facilities Revenue (Mercy Health)	4.000%	8/1/37	2,200	2,037
	American Municipal Power Ohio Inc. Revenue (Fremont Energy Center Project)	5.000%	2/15/31	1,000	1,091
	American Municipal Power Ohio Inc. Revenue (Fremont Energy Center Project)	4.000%	2/15/38	1,045	962
	American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	5.000%	2/15/26	1,025	1,079
	American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects) PUT	1.000%	8/15/24	385	364
	Bowling Green State University Ohio Revenue	5.000%	6/1/26	400	421
	Bowling Green State University Ohio Revenue	5.000%	6/1/27	260	276

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Buckeye OH Tobacco Settlement Financing Authority Revenue	5.000%	6/1/34	1,150	1,183
	Buckeye OH Tobacco Settlement Financing Authority Revenue	4.000%	6/1/39	1,000	903
	Butler County OH Hospital Facilities Revenue	5.000%	11/15/32	2,015	2,068
	Centerville OH Health Care Revenue (Graceworks Lutheran Services)	5.000%	11/1/26	725	719
	Centerville OH Health Care Revenue (Graceworks Lutheran Services)	5.000%	11/1/27	380	374
	Cleveland OH Municipal School District GO Prere.	5.000%	6/1/23	1,000	1,012
	Cleveland Ohio Income Tax Revenue	3.000%	10/1/34	335	289
	Cleveland-Cuyahoga County OH Port Authority Cultural Facilities Revenue (Cleveland Museum of Natural History Project)	4.000%	7/1/38	365	340
	Cleveland-Cuyahoga County OH Port Authority Revenue (Euclid Avenue)	5.000%	8/1/37	1,000	1,014
[4]	Columbus OH City School District GO	0.000%	12/1/29	1,000	757
	Columbus OH GO	4.000%	8/15/26	1,730	1,770
	Columbus OH GO	5.000%	4/1/30	4,500	5,000
	Columbus OH Metropolitan Housing Authority Revenue	4.000%	8/1/36	1,000	939
	Columbus OH Sewer Revenue Prere.	5.000%	12/1/24	4,000	4,148
	Cuyahoga County OH Excise Tax Revenue (Sports Facilities Improvement Project) Prere.	5.000%	12/1/23	510	521
	Cuyahoga County OH Hospital Revenue (Metro Health System)	5.000%	2/15/32	1,000	1,017
	Fairfield County OH Hospital Facilities Revenue (Fairfield Medical Center)	5.125%	6/15/33	615	569
	Franklin County OH Convention Facilities Authority Revenue	5.000%	12/1/28	1,680	1,728
	Franklin County OH Convention Facilities Authority Revenue	5.000%	12/1/30	680	693
	Franklin County OH Revenue (Trinity Health Corp.)	5.000%	12/1/31	1,100	1,175
	Franklin County OH Sales Tax Revenue	5.000%	6/1/28	830	905
	Hamilton County OH Hospital Facilities Revenue (UC Health)	5.000%	9/15/28	625	653
	Hamilton County OH Hospital Facilities Revenue (TriHealth Obligated Group)	5.000%	8/15/36	1,000	1,018
[3]	Lancaster OH Port Authority Gas Supply Revenue PUT	5.000%	2/1/25	400	408
	Miami Valley OH Career Technology Center GO	5.000%	12/1/25	880	927
	Montgomery County OH Hospital Facilities Improvement & Refunding Revenue (Kettering Health Network)	3.000%	8/1/34	900	739
	Montgomery County OH Hospital Facilities Revenue (Premier Health Partners Obligated Group)	4.000%	11/15/38	1,000	870
	Montgomery County OH Hospital Facilities Revenue (Premier Health Partners Obligated Group)	4.000%	11/15/42	1,000	838
	Montgomery County OH Hospital Revenue (Premier Health Partners)	5.000%	11/15/31	2,290	2,386
	Montgomery County OH Hospital Revenue (Premier Health Partners)	5.000%	11/15/37	2,590	2,618
	North Royalton OH City School District GO	5.000%	12/1/26	300	314
	North Royalton OH City School District GO	5.000%	12/1/28	1,400	1,460
	Northeast Ohio Regional Sewer District Wastewater Revenue Prere.	5.000%	5/15/23	1,000	1,011

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ohio Air Quality Development Authority Revenue PUT	4.000%	6/1/27	500	486
	Ohio Air Quality Development Authority Revenue (Duke Energy Corp.) PUT	4.000%	6/1/27	730	716
	Ohio Capital Facilities Lease-Appropriation Revenue (Adult Correctional Building Fund Projects)	5.000%	10/1/33	1,605	1,699
	Ohio Capital Facilities Lease-Appropriation Revenue (Transportation Building Fund Projects)	5.000%	4/1/30	1,155	1,199
	Ohio Community Learning Centers Income Tax Revenue	4.000%	12/1/26	375	384
	Ohio GO	5.000%	5/1/23	1,870	1,891
	Ohio GO	5.000%	8/1/24	500	517
	Ohio GO	5.000%	11/1/24	1,675	1,738
	Ohio GO	5.000%	2/1/27	1,000	1,056
	Ohio GO	5.000%	6/15/27	3,425	3,452
	Ohio GO	5.000%	5/1/33	1,010	1,086
	Ohio GO	5.000%	3/1/35	1,000	1,048
	Ohio GO	5.000%	5/1/35	770	847
	Ohio GO	5.000%	3/15/36	1,005	1,024
	Ohio GO	5.000%	5/1/36	600	656
	Ohio GO	5.000%	5/1/37	600	651
	Ohio GO	5.000%	3/1/38	2,000	2,088
	Ohio Higher Education GO	5.000%	5/1/30	5,015	5,213
	Ohio Higher Educational Facility Commission Revenue (Case Western Reserve University Project)	5.000%	12/1/22	585	587
	Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/25	2,450	2,580
	Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/28	1,020	1,079
	Ohio Parks & Recreation Capital Facilities Revenue	5.000%	12/1/35	1,320	1,408
	Ohio Parks & Recreation Capital Facilities Revenue	5.000%	12/1/37	2,240	2,377
	Ohio Revenue (Transportation Building Fund Projects)	5.000%	4/1/26	925	978
	Ohio State Common Schools GO	5.000%	6/15/23	500	507
	Ohio State Higher Educational Facility Commission Revenue	5.000%	1/15/33	1,260	1,267
	Ohio State Hospital Revenue (Premier Health Partners Obligated Group)	5.000%	11/15/33	105	107
	Ohio State Hospital Revenue (University Hospitals Health System)	5.000%	1/15/35	500	512
	Ohio State University General Receipts Revenue	4.000%	12/1/40	1,760	1,650
	Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/28	1,030	1,036
	Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/35	1,310	1,386
[10]	Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/39	1,390	1,491
	Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	6/1/25	5,050	5,283
	Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	12/1/26	1,850	1,978
					99,031
Oklahoma (0.3%)
	Edmond OK Public Works Authority Sales Tax & Utility System Revenue	4.000%	7/1/25	1,160	1,180
	Norman OK Regional Hospital Authority Revenue	5.000%	9/1/28	1,245	1,265

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Oklahoma Capitol Improvement Authority Facilities Revenue	5.000%	7/1/26	1,145	1,179
Oklahoma Capitol Improvement Authority Facilities Revenue	4.000%	7/1/38	1,000	960
Oklahoma City OK GO	5.000%	3/1/24	525	526
Oklahoma City OK GO	4.000%	3/1/28	5,605	5,764
Oklahoma City OK GO	4.000%	3/1/32	5,790	5,927
Oklahoma Development Finance Authority Health System Revenue (OU Medicine)	5.000%	8/15/28	1,500	1,440
Oklahoma State University Agricultural Mechanical Revenue	4.000%	9/1/35	460	447
Oklahoma Turnpike Authority Revenue	5.000%	1/1/37	2,020	2,094
Tulsa County OK Independent School District No. 4 Bixby GO	4.000%	7/1/23	2,000	2,012
Tulsa County OK Industrial Authority Educational Facilities Lease Revenue	4.000%	9/1/31	1,500	1,507
Tulsa County OK Industrial Authority Senior Living Community Revenue (Montereau Inc.)	5.000%	11/15/23	280	282
				24,583
Oregon (0.4%)
Clatsop County OR School District No. 10 Seaside GO	5.000%	6/15/33	1,140	1,204
Deschutes & Jefferson Counties OR School District No. 2J GO	0.000%	6/15/31	750	531
Deschutes County OR Public Library District GO	4.000%	6/1/23	575	578
Hospital Facilities Authority of Multnomah County Oregon Revenue	4.000%	12/1/36	1,000	856
Multnomah County OR School District GO	5.000%	6/15/29	1,015	1,060
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/25	1,380	1,416
Oregon Department of Transportation Highway User Tax Revenue	5.000%	11/15/42	2,175	2,291
Oregon Facilities Authority Revenue (Legacy Health Project)	5.000%	6/1/33	1,000	1,025
Oregon Facilities Authority Revenue (Reed College Projects) Prere.	4.000%	7/1/27	450	460
Oregon Facilities Authority Revenue (Reed College Projects) Prere.	4.000%	7/1/27	450	460
Oregon GO	5.000%	5/1/23	500	500
Oregon GO	4.000%	6/1/23	790	795
Oregon Housing & Community Services Department Mortgage Revenue	4.000%	7/1/51	1,000	977
Oregon State Department Administrative Services Lottery Revenue	5.000%	4/1/39	5,625	6,045
Oregon State Facilities Authority Revenue (Legacy Health Project)	5.000%	6/1/30	1,535	1,639
Port of Portland OR International Airport Passenger Facility Charge Revenue	5.000%	7/1/31	500	547
Portland OR Water System Revenue	2.000%	5/1/42	2,000	1,229
Salem OR Hospital Facilities Authority Revenue (Capital Manor Inc.)	5.000%	5/15/33	540	537
Salem OR Hospital Facilities Authority Revenue (Capital Manor Inc.)	5.000%	5/15/38	500	489
Tri-County Metropolitan Transportation District of Oregon Revenue	4.000%	9/1/40	2,895	2,675
Tri-County Metropolitan Transportation District of Oregon Revenue Prere.	4.000%	9/1/25	2,750	2,803
Union County OR Hospital Facility Authority Revenue	5.000%	7/1/38	1,580	1,545

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Washington County OR School District No. 48J Beaverton GO	5.000%	6/15/32	200	225
	Washington County OR School District No. 48J Beaverton GO	5.000%	6/15/36	1,305	1,366
	Washington County OR School District No. 48J Beaverton GO	0.000%	6/15/37	2,442	1,213
					32,466
Pennsylvania (3.0%)
	Allegheny County PA GO	4.000%	11/1/30	1,025	1,042
[2]	Allegheny County PA Higher Education Building Authority Revenue (Carnegie Mellon University) PUT, SOFR + 0.290%	2.362%	8/1/27	500	479
	Allegheny County PA Higher Education Building Authority Revenue (Chatham University)	5.250%	9/1/34	550	526
	Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/27	1,010	1,055
	Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/32	1,000	1,029
	Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/33	1,000	1,026
	Allegheny County PA Hospital Development Authority Revenue	4.000%	4/1/38	500	452
[2]	Allegheny County PA Hospital Development Authority Revenue PUT, SIFMA Municipal Swap Index Yield + 0.700%	3.160%	5/15/27	3,630	3,623
	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical Center)	5.000%	7/15/27	1,000	1,051
	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh)	5.000%	10/15/29	1,470	1,542
	Allegheny County PA Sanitary Authority Sewer Revenue	4.000%	6/1/39	470	428
[5]	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/27	250	251
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/29	300	311
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/30	1,260	1,309
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/31	500	519
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/32	450	467
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/35	1,035	1,058
[6]	Allentown PA School District GO	5.000%	6/1/31	1,000	1,045
[6]	Armstrong PA School District GO	5.000%	3/15/27	995	1,062
	Bethel Park PA School District GO	4.000%	8/1/34	1,100	1,073
[2]	Bethlehem PA Area School District Authority Revenue (Northampton & Lehigh Counties) PUT, SOFR + 0.350%	2.347%	11/1/25	100	96
[2]	Bethlehem PA Area School District Authority Revenue (Northampton & Lehigh Counties) PUT, SOFR + 0.350%	2.347%	11/1/25	100	96
[2]	Bethlehem PA Area School District Authority Revenue (Northampton & Lehigh Counties) PUT, SOFR + 0.350%	2.347%	11/1/25	100	96
	Bucks County PA Industrial Development Authority Revenue (Delaware Valley University Project)	5.000%	11/1/30	1,735	1,721

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bucks County PA Industrial Development Authority Revenue (Grand View Hospital Project)	5.000%	7/1/30	750	754
	Centennial PA School District Bucks County GO	5.000%	12/15/29	1,450	1,576
	Chester County Industrial Development Authority Revenue	4.000%	12/1/39	3,000	2,749
	Chester County PA GO Prere.	5.000%	11/15/22	750	752
[6]	Coatesville PA Area School District Building GO	0.000%	10/1/34	450	239
[6]	Coatesville PA School District Building Authority Lease Revenue	5.000%	12/1/26	335	338
[6]	Coatesville PA School District Building Authority Lease Revenue	5.000%	12/1/27	365	368
	Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/26	500	519
	Commonwealth of Pennsylvania GO	5.000%	10/1/34	5,000	5,462
	Commonwealth of Pennsylvania GO	5.000%	10/1/35	2,500	2,716
[5]	Dauphin County PA General Authority Revenue (Harrisburg University of Science & Technology)	5.000%	10/15/30	840	816
	Delaware River PA Joint Toll Bridge Commission System Revenue	5.000%	7/1/34	225	237
[9]	Delaware Valley PA Regional Finance Authority Revenue	5.500%	8/1/28	1,260	1,385
[2]	Delaware Valley PA Regional Finance Authority Revenue PUT, SIFMA Municipal Swap Index Yield + 0.400%	2.860%	3/1/26	1,000	982
[2]	Delaware Valley PA Regional Finance Authority Revenue PUT, SOFR + 0.490%	2.473%	3/1/27	1,000	943
	East Hempfield Township PA Industrial Development Authority Revenue (Millersville University Student Housing Project) Prere.	5.000%	7/1/24	1,000	1,029
[6,9]	Erie PA Sewer Authority Revenue	0.000%	12/1/25	85	74
[6,9]	Erie PA Sewer Authority Revenue ETM	0.000%	12/1/25	1,165	1,046
[6]	Gateway PA School District Alleghany County GO	3.000%	10/15/37	1,000	798
	Geisinger Authority PA Health System Revenue (Geisinger Health System)	5.000%	4/1/35	1,000	1,038
	Geisinger Authority PA Health System Revenue (Geisinger Health System)	4.000%	4/1/39	1,000	907
[4]	Hempfield PA Area School District (Westmoreland Country) GO	5.000%	3/15/36	1,610	1,731
[4]	Hempfield PA Area School District (Westmoreland Country) GO	4.000%	3/15/37	3,400	3,229
[3]	Lancaster County PA Hospital Authority Revenue (Masonic Homes) VRDO	2.750%	10/3/22	1,000	1,000
	Lancaster County PA Hospital Authority Revenue (Penn State Health)	5.000%	11/1/41	1,000	1,006
	Lancaster County PA Hospital Authority Revenue (St. Anne's Retirement Community Incorporated Project)	5.000%	3/1/29	1,085	1,045
	Lancaster PA Higher Education Authority Revenue (Elizabethtown College Project)	5.000%	10/1/37	3,000	2,881
	Latrobe PA Industrial Development Authority University Revenue (Siton Hill University)	4.000%	3/1/40	225	181
	Lehigh County PA General Purpose Hospital Authority Revenue (Lehigh Valley Health Network)	5.000%	7/1/29	1,220	1,256
	Lehigh County PA General Purpose Hospital Authority Revenue (Lehigh Valley Health Network)	5.000%	7/1/29	2,400	2,521

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Luzerne County PA Industrial Development Authority Lease Revenue	5.000%	12/15/25	1,000	1,045
	Manheim Township PA School District GO	4.000%	5/1/35	550	534
	Manheim Township PA School District GO Prere.	5.000%	8/1/25	830	870
	Monroeville PA Finance Authority Revenue (UPMC Health System)	4.000%	2/15/40	1,250	1,124
	Monroeville PA Finance Authority Revenue (UPMC Health System)	4.000%	2/15/41	2,000	1,780
	Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University)	5.000%	9/1/32	1,515	1,568
	Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University)	4.000%	5/1/35	700	649
	Montgomery County PA Industrial Development Authority Health Services Revenue (Albert Einstein Healthcare Network) ETM	5.000%	1/15/23	1,015	1,020
	Montgomery County PA Industrial Development Authority Health Services Revenue (Albert Einstein Healthcare Network) ETM	5.000%	1/15/25	1,000	1,038
	Mount Lebanon PA Hospital Authority Revenue (St. Clair Memorial Hospital Project)	5.000%	7/1/38	1,000	1,025
	Northampton County PA General Purpose Authority Hospital Revenue (St. Luke's Hospital Project)	5.000%	8/15/25	1,275	1,318
	Pennsylvania COP	5.000%	7/1/26	500	528
	Pennsylvania COP	5.000%	7/1/27	500	532
	Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	3/15/29	1,060	1,091
	Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	11/15/30	1,510	1,562
	Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	2/15/32	740	775
[2]	Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group) PUT, SIFMA Municipal Swap Index Yield + 0.700%	3.160%	5/15/27	1,000	968
	Pennsylvania Economic Development Financing Authority Revenue (Waste Management Project) PUT	0.950%	12/1/26	1,000	859
	Pennsylvania GO	5.000%	8/15/23	2,265	2,300
	Pennsylvania GO	5.000%	1/1/24	1,500	1,532
	Pennsylvania GO	5.000%	8/15/24	500	516
	Pennsylvania GO	5.000%	1/1/26	3,295	3,469
	Pennsylvania GO	5.000%	9/15/26	1,500	1,595
	Pennsylvania GO	5.000%	5/15/27	3,000	3,218
	Pennsylvania GO	4.000%	1/1/29	3,000	3,033
[4]	Pennsylvania GO	4.000%	8/15/30	1,000	1,009
	Pennsylvania GO	5.000%	3/15/32	8,000	8,246
	Pennsylvania GO	5.000%	10/15/32	1,000	1,014
[4]	Pennsylvania GO	4.000%	3/1/33	1,110	1,119
	Pennsylvania GO	4.000%	5/15/33	2,080	2,063
[4]	Pennsylvania GO	4.000%	3/1/34	1,670	1,666
	Pennsylvania GO	4.000%	3/1/36	1,000	982
	Pennsylvania GO	3.000%	5/15/36	1,000	833

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania GO	4.000%	3/1/37	1,000	972
[6]	Pennsylvania GO	4.000%	3/1/37	1,000	987
	Pennsylvania GO	2.000%	5/15/38	1,390	923
	Pennsylvania GO	2.000%	5/15/39	1,000	643
	Pennsylvania GO	2.000%	5/15/40	1,540	962
	Pennsylvania GO	2.000%	5/15/41	1,430	869
	Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania Health System)	5.000%	8/15/31	1,000	1,081
	Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania Health System)	4.000%	8/15/38	650	599
	Pennsylvania Housing Finance Agency Revenue	4.000%	10/1/37	2,205	2,013
	Pennsylvania Housing Finance Agency Revenue	2.450%	10/1/41	1,500	1,037
	Pennsylvania Housing Finance Agency Revenue	4.250%	10/1/52	1,185	1,170
	Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/32	1,000	1,062
	Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	5.000%	12/1/24	1,050	1,074
	Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	5.000%	12/1/28	630	668
	Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	4.000%	12/1/41	1,000	916
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/24	1,980	2,030
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/25	1,690	1,772
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/26	1,960	2,055
[4]	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/26	1,635	1,734
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/26	750	791
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/27	2,255	2,353
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/29	1,570	1,686
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/29	1,100	1,147
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/32	1,500	1,562
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/32	1,250	1,323
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/32	2,000	2,243
[4]	Pennsylvania Turnpike Commission Revenue	6.250%	6/1/33	1,760	1,929
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/35	1,500	1,541
	Pennsylvania Turnpike Commission Revenue	4.000%	12/1/36	1,650	1,573
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/37	1,000	1,033
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/37	2,545	2,667
	Pennsylvania Turnpike Commission Revenue	6.375%	12/1/38	1,300	1,449
	Pennsylvania Turnpike Commission Revenue	4.000%	12/1/39	1,250	1,169
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/39	1,520	1,574
	Pennsylvania Turnpike Commission Revenue	5.250%	12/1/39	1,000	1,017
	Philadelphia PA Airport Revenue	5.000%	7/1/34	1,500	1,581
	Philadelphia PA Authority for Industrial Development Hospital Revenue	4.000%	7/1/35	2,000	1,938
	Philadelphia PA Authority for Industrial Development Revenue (Charter School Project)	4.000%	6/1/31	705	650
	Philadelphia PA Authority for Industrial Development Revenue (Science University)	5.000%	11/1/42	1,000	1,001
	Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/24	1,015	1,040
	Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/27	1,000	1,033

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Philadelphia PA Authority for Industrial Development Revenue (Thomas Jefferson University)	5.000%	9/1/36	1,000	1,012
	Philadelphia PA Gas Works Revenue	5.000%	10/1/25	1,625	1,688
	Philadelphia PA Gas Works Revenue	5.000%	10/1/26	1,000	1,050
	Philadelphia PA Gas Works Revenue	5.000%	8/1/36	1,300	1,333
	Philadelphia PA GO	4.000%	5/1/39	3,000	2,733
	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Temple University Health System Obligated Group)	5.000%	7/1/25	1,000	1,023
	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Temple University Health System Obligated Group)	5.000%	7/1/32	1,610	1,644
	Philadelphia PA School District GO	5.000%	9/1/31	940	980
	Philadelphia PA Water & Wastewater Revenue	5.000%	7/1/26	1,000	1,028
	Philadelphia PA Water & Wastewater Revenue	4.000%	7/1/35	1,110	1,080
	Philadelphia PA Water & Wastewater Revenue	5.000%	6/1/38	1,500	1,594
	Philadelphia PA Water & Wastewater Revenue	5.000%	10/1/42	3,000	3,147
[4]	Pittsburgh & Allegheny County PA Sports & Exhibition Authority Sales Tax Revenue	5.000%	2/1/31	1,000	1,072
	Pittsburgh PA School District GO	4.000%	9/1/35	1,670	1,636
[4]	Pittsburgh PA Water & Sewer Authority Revenue	5.000%	9/1/33	1,000	1,074
[2,4]	Pittsburgh PA Water & Sewer Authority Revenue PUT, SIFMA Municipal Swap Index Yield + 0.650%	3.110%	12/1/23	350	350
[4]	Reading PA School District GO	5.000%	3/1/25	955	991
[4]	River Valley School District PA GO	4.000%	3/15/28	1,145	1,172
[4]	River Valley School District PA GO	4.000%	3/15/33	1,810	1,817
	Saint Mary PA Hospital Authority Health System Revenue (Trinity Health Corp. Obligated Group)	5.000%	11/15/25	815	852
	Saint Mary PA Hospital Authority Health System Revenue (Trinity Health Corp. Obligated Group)	5.000%	11/15/26	770	814
	School District of Philadelphia GO	5.000%	9/1/30	1,000	1,057
	School District of Philadelphia GO	5.000%	9/1/30	1,465	1,549
	Seneca Valley PA School District GO	3.000%	4/1/34	2,125	1,847
	Snyder County PA Higher Education Authority University Revenue (Susquehanna University Project)	5.000%	1/1/27	1,135	1,184
	Southcentral Pennsylvania General Authority Revenue (WellSpan Health Obligated Group) Prere.	5.000%	6/1/24	1,085	1,116
[3]	Southcentral Pennsylvania General Authority Revenue (WellSpan Health Obligated Group) VRDO	2.770%	10/3/22	9,800	9,800
[6]	State Public School Building Authority Pennsylvania College Revenue (Community College of Allegheny County Project)	4.000%	6/15/29	1,075	1,093
[6]	State Public School Building Authority Pennsylvania Lease Revenue (School District of Philadelphia)	5.000%	6/1/24	1,535	1,573
[4]	State Public School Building Authority Pennsylvania Lease Revenue (School District of Philadelphia)	5.000%	6/1/26	1,650	1,730
	Westmoreland County PA Industrial Development Authority Revenue	4.000%	5/15/41	1,000	780
	Wilkes-Barre PA Finance Authority Revenue (University of Scranton)	4.000%	11/1/29	2,205	2,207
					218,709

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Puerto Rico (0.5%)
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue	5.000%	7/1/35	500	474
	Puerto Rico GO	5.250%	7/1/23	180	180
	Puerto Rico GO	0.000%	7/1/24	421	387
	Puerto Rico GO	5.375%	7/1/25	2,590	2,615
	Puerto Rico GO	5.625%	7/1/27	5,251	5,361
	Puerto Rico GO	5.625%	7/1/29	5,160	5,277
	Puerto Rico GO	5.750%	7/1/31	2,862	2,917
	Puerto Rico GO	0.000%	7/1/33	2,668	1,471
	Puerto Rico GO	4.000%	7/1/33	1,141	1,003
	Puerto Rico GO	4.000%	7/1/35	1,135	970
	Puerto Rico Housing Finance Authority Capital Fund Modernization Program Revenue (Puerto Rico Public Housing Projects)	5.000%	12/1/27	1,000	1,052
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Hospital Revenue	5.000%	7/1/33	215	224
[4,7]	Puerto Rico Public Finance Corp. Revenue ETM	6.000%	8/1/26	1,000	1,087
	Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/24	95	88
	Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/27	1,763	1,405
	Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/29	2,338	1,681
	Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/31	145	92
	Puerto Rico Sales Tax Financing Corp. Revenue	4.329%	7/1/40	10,173	8,787
	Puerto Rico Sales Tax Financing Corp. Revenue	4.329%	7/1/40	1,786	1,543
	Puerto Rico Sales Tax Financing Corp. Revenue	4.550%	7/1/40	65	58
	Puerto Rico Sales Tax Financing Corp. Revenue	4.550%	7/1/40	1,565	1,391
					38,063
Rhode Island (0.1%)
	Narragansett RI Commission Wastewater System Revenue Prere.	5.000%	2/1/25	1,950	2,030
	Rhode Island Commerce Corp. Airport Revenue	5.000%	7/1/30	500	519
	Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue	5.000%	11/1/29	200	215
	Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue	5.000%	11/1/36	200	213
	Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue (University of Rhode Island)	5.000%	9/15/25	500	523
	Rhode Island Health and Educational Building Corp. Public School Revenue (City of East Providence Issue)	4.000%	5/15/37	1,200	1,135
	Rhode Island Housing & Mortgage Finance Corp. Homeownership Opportunity Bonds Revenue	3.750%	10/1/49	1,000	980
					5,615
South Carolina (0.8%)
	Beaufort County SC School District GO	5.000%	3/1/23	1,500	1,512
	Charleston County SC Airport District System Revenue	5.000%	7/1/34	250	264

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Charleston SC Educational Excellence Financing Corp. Revenue (Charleston County School District, South Carolina Project)	5.000%	12/1/23	590	603
	Charleston SC Hospitality Tax Revenue	5.000%	9/1/30	400	444
	Charleston SC Hospitality Tax Revenue	5.000%	9/1/35	825	892
	Columbia SC Waterworks & Sewer System Revenue	3.000%	2/1/35	875	750
	Georgetown County SC School District GO	3.000%	3/1/31	1,665	1,525
	Greenville County SC Special Source Revenue	4.000%	4/1/38	250	233
	Lancaster County SC School District GO	4.000%	3/1/32	1,000	1,017
	Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/25	1,000	1,036
	Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/34	1,500	1,530
	Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/25	1,030	1,060
	Orangeburg County School District Revenue	5.000%	6/1/41	1,810	1,758
[3]	Patriots Energy Group Finance Authority SC Gas Supply Revenue PUT	4.000%	2/1/24	1,895	1,899
	Patriots Energy Group SC Gas System Improvement & Refunding Revenue	4.000%	6/1/36	825	751
[12]	Piedmont SC Municipal Power Agency Revenue	0.000%	1/1/24	1,600	1,527
	Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/31	2,500	2,606
	Piedmont SC Municipal Power Agency Revenue	4.000%	1/1/33	2,000	1,904
	South Carolina Association of Governmental Organizations Educational Facilities Corp. Revenue (Pickens School District)	5.000%	12/1/26	1,420	1,472
	South Carolina GO	5.000%	4/1/27	1,160	1,249
	South Carolina Jobs Economic Development Authority Hospital Revenue (Palmetto Health) Prere.	5.250%	8/1/23	1,000	1,017
	South Carolina Jobs Economic Development Authority Hospital Revenue (Prisma Health)	5.000%	5/1/37	1,500	1,506
	South Carolina Jobs-Economic Development Authority Hospital Facilities Revenue	5.000%	10/1/35	1,000	1,043
	South Carolina Jobs-Economic Development Authority Revenue	5.000%	10/1/37	1,000	1,038
	South Carolina Public Service Authority Revenue	5.000%	12/1/26	1,140	1,167
	South Carolina Public Service Authority Revenue	5.000%	12/1/31	1,200	1,256
	South Carolina Public Service Authority Revenue	5.000%	12/1/31	410	431
	South Carolina Public Service Authority Revenue	4.000%	12/1/33	1,000	922
	South Carolina Public Service Authority Revenue	4.000%	12/1/34	1,000	911
	South Carolina Public Service Authority Revenue	4.000%	12/1/35	1,500	1,356
	South Carolina Public Service Authority Revenue	5.000%	12/1/35	805	823
	South Carolina Public Service Authority Revenue	4.000%	12/1/36	1,500	1,346
	South Carolina Public Service Authority Revenue	5.000%	12/1/36	815	830
	South Carolina Public Service Authority Revenue	4.000%	12/1/37	1,000	890
	South Carolina Public Service Authority Revenue	5.000%	12/1/37	2,430	2,438

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	South Carolina Public Service Authority Revenue	5.000%	12/1/37	1,095	1,099
	South Carolina Public Service Authority Revenue	4.000%	12/1/38	1,000	882
	South Carolina Public Service Authority Revenue	4.000%	12/1/38	1,220	1,076
	South Carolina Public Service Authority Revenue	4.000%	12/1/39	1,000	875
	South Carolina Public Service Authority Revenue	4.000%	12/1/42	1,000	853
	South Carolina Public Service Authority Revenue	4.000%	12/1/42	6,465	5,513
	South Carolina Transportation Infrastructure Revenue	5.000%	10/1/32	1,290	1,375
[4]	Spartanburg SC Regional Health Services District Revenue	5.000%	4/15/34	510	542
	Spartanburg SC Regional Health Services District Revenue	5.000%	4/15/35	1,160	1,200
[6]	Sumter Two School Facilities Inc. South Carolina Installment Purchase Revenue	5.000%	12/1/26	1,000	1,044
					55,465
South Dakota (0.1%)
	Educational Enhancement Funding Corp. South Dakota Tobacco Settlement Revenue Prere.	5.000%	6/1/23	2,000	2,024
	Lincoln County SD Economic Development Revenue (Augustana College Association Project)	4.000%	8/1/41	2,660	2,120
	South Dakota Health & Educational Facilities Authority Revenue (Regional Health System Obligated Group)	5.000%	9/1/32	2,915	2,987
	South Dakota Health & Educational Facilities Authority Revenue (Regional Health System Obligated Group)	4.000%	9/1/34	2,125	1,984
	South Dakota Housing Development Authority Homeownership Mortgage Bonds Revenue	3.000%	11/1/52	1,000	939
					10,054
Tennessee (1.2%)
	Chattanooga TN Electric System Revenue	5.000%	9/1/31	1,000	1,042
	Chattanooga TN Health Educational & Housing Facility Board Revenue (Catholic Health Initiatives) Prere.	5.000%	1/1/23	1,500	1,506
	Chattanooga TN Health Educational & Housing Facility Board Revenue (Common Spirit Health)	5.000%	8/1/29	2,880	2,999
	Chattanooga-Hamilton County TN Hospital Authority Hospital Revenue	5.000%	10/1/27	1,035	1,051
	Greeneville TN Health & Educational Facilities Board Hospital Revenue (Ballad Health)	5.000%	7/1/27	1,590	1,656
	Jackson TN Hospital Project Revenue	5.000%	4/1/38	3,620	3,621
	Jackson TN Hospital Project Revenue Prere.	5.000%	10/1/28	190	206
	Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue (Covenant Healthcare)	5.000%	1/1/36	1,000	1,012
	Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue (University Health System Inc.)	5.000%	9/1/27	925	949
	Memphis TN GO	4.000%	6/1/31	1,000	1,016
	Memphis TN GO	4.000%	5/1/35	5,685	5,579
	Memphis-Shelby County TN Airport Authority Revenue	5.000%	7/1/34	500	527

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Memphis-Shelby County TN Industrial Development Board Revenue	5.000%	11/1/27	1,000	1,066
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	1/1/36	1,525	1,487
	Metropolitan Government of Nashville & Davidson County TN Health & Educational Facilities Board Revenue	4.000%	10/1/31	215	195
	Metropolitan Government of Nashville & Davidson County TN Health & Educational Facilities Board Revenue (Vanderbilt University Medical Center)	5.000%	7/1/31	280	293
	Metropolitan Nashville TN Airport Authority Revenue	5.000%	7/1/39	1,430	1,480
[11]	New Memphis Arena Public Building Authority of Memphis & Shelby County TN Local Government Public Improvement Bonds Revenue (City of Memphis Project), 4.000% coupon rate effective 4/1/2026	0.000%	4/1/31	300	261
[3,4]	Shelby County TN Health Educational & Housing Facilities Board Revenue VRDO	2.780%	10/3/22	14,000	14,000
[3,4]	Shelby County TN Health Educational & Housing Facilities Board Revenue VRDO	2.750%	10/3/22	4,700	4,700
	Sumner County TN Public Improvement Refunding Bonds GO	5.000%	6/1/23	7,245	7,329
[3]	Tennergy Corp. TN Gas Revenue PUT	5.000%	10/1/24	4,910	5,014
	Tennergy Corp. TN Gas Revenue PUT	4.000%	9/1/28	7,065	6,846
	Tennessee Energy Acquisition Corp. Commodity Project Revenue PUT	5.000%	11/1/31	5,550	5,540
	Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/24	1,800	1,813
	Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/25	915	924
	Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/26	1,035	1,060
	Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/27	1,185	1,200
	Tennessee Energy Acquisition Corp. Gas Revenue PUT	4.000%	5/1/23	4,040	4,037
	Tennessee Energy Acquisition Corp. Gas Revenue PUT	4.000%	11/1/25	1,190	1,178
	Tennessee GO	4.000%	8/1/28	4,850	4,957
	Tennessee GO Prere.	5.000%	8/1/25	1,000	1,049
	Tennessee Housing Development Agency Finance Program Revenue	3.750%	7/1/52	995	962
	Tennessee School Bond Authority Higher Educational Facilities Revenue (2nd Program)	5.000%	11/1/33	50	53
	Tennessee School Bond Authority Higher Educational Facilities Revenue (2nd Program) Prere.	5.000%	11/1/25	10	10
	Williamson County TN GO Prere.	4.000%	5/1/23	1,320	1,327
					87,945
Texas (5.9%)
	Alamo TX Community College District Maintenance Tax Notes GO	5.000%	2/15/28	1,000	1,077
	Alamo TX Regional Mobility Authority Revenue	5.000%	6/15/27	1,280	1,334
[18]	Allen TX Independent School District GO	5.000%	2/15/26	1,035	1,092
[18]	Arlington TX Higher Education Finance Corp. Revenue (Riverwalk Education Foundation Inc.)	4.000%	8/15/33	600	586
[18]	Arlington TX Independent School District (Unlimited Tax) GO	5.000%	2/15/26	1,090	1,134

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Arlington TX Special Tax Revenue	5.000%	2/15/27	420	447
[4]	Arlington TX Special Tax Revenue	5.000%	2/15/28	305	328
[6]	Arlington TX Special Tax Revenue	5.000%	2/15/32	1,160	1,222
	Atascosa County TX Industrial Development Corp. Pollution Control Refunding Revenue Bonds	5.000%	12/15/37	1,435	1,450
[18]	Aubrey TX Independent School District GO	5.000%	2/15/38	2,375	2,535
	Austin TX Airport System Revenue	5.000%	11/15/26	1,120	1,188
	Austin TX Airport System Revenue	5.000%	11/15/32	1,260	1,316
	Austin TX Community College District Public Facilities Corp. Lease Revenue	5.000%	8/1/27	1,000	1,045
	Austin TX Electric Utilities Systems Revenue	5.000%	11/15/29	5,000	5,263
[10]	Austin TX Public Improvement GO	5.000%	9/1/30	4,000	4,424
	Austin TX Water & Wastewater System Revenue	5.000%	11/15/37	1,000	1,043
[18]	Belton TX Independent School District GO	5.000%	2/15/35	1,000	1,083
	Bexar County TX GO	4.000%	6/15/36	3,070	3,016
	Bexar County TX GO Prere.	5.000%	6/15/23	3,230	3,272
	Bexar County TX GO Prere.	5.000%	6/15/24	1,145	1,180
	Brownsville TX Utility System Revenue Prere.	4.000%	9/1/23	1,000	1,007
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/24	1,015	1,029
	Central Texas Regional Mobility Authority Revenue	0.000%	1/1/25	100	90
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/25	250	254
	Central Texas Regional Mobility Authority Revenue	0.000%	1/1/26	180	155
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/26	1,115	1,148
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/31	1,230	1,288
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/32	1,785	1,855
	Central Texas Regional Mobility Authority Revenue	4.000%	1/1/36	1,115	1,002
	Central Texas Regional Mobility Authority Revenue	3.375%	1/1/41	445	342
	Central Texas Regional Mobility Authority Revenue Prere.	5.000%	1/1/23	565	568
	Central Texas Regional Mobility Authority Revenue Prere.	5.000%	7/1/25	865	903
[18]	Clear Creek TX Independent School District GO	5.000%	2/15/34	910	961
[18]	Clear Creek TX Independent School District GO PUT	0.280%	8/15/24	500	464
	Clifton TX Higher Education Finance Corp. Revenue	5.000%	8/15/32	510	533
[18]	Clifton TX Higher Education Finance Corp. Revenue	5.000%	8/15/32	600	660
	Clifton TX Higher Education Finance Corp. Revenue	4.000%	8/15/36	750	688
[18]	Clifton TX Higher Education Finance Corp. Revenue	4.000%	8/15/36	700	674
	Collin County TX Community College District GO	4.000%	8/15/34	2,500	2,510
[18]	Comal TX Independent School District GO	4.000%	2/1/34	1,030	1,035
[18]	Community TX Independent School District Bonds GO	5.000%	2/15/38	1,370	1,465

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Conroe TX Local Government Corp. Hotel & Contract Revenue (Conroe Convention Center Hotel)	5.000%	10/1/34	260	277
	Corpus Christi TX General Improvement Refunding GO	5.000%	3/1/25	1,300	1,350
	Corpus Christi TX Utility System Junior Lien Revenue	5.000%	7/15/31	300	324
	Corpus Christi TX Utility System Junior Lien Revenue	5.000%	7/15/34	725	776
	Corpus Christi TX Utility System Revenue	5.000%	7/15/32	500	519
	Dallas County TX Community College District GO	5.000%	2/15/26	1,000	1,054
	Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/32	2,065	2,252
	Dallas TX Area Rapid Transit Sales Tax Revenue Prere.	5.000%	12/1/22	500	502
	Dallas TX Area Rapid Transit Sales Tax Revenue Prere.	5.000%	12/1/25	2,215	2,329
	Dallas TX Area Rapid Transit Sales Tax Revenue Prere.	5.000%	12/1/25	1,670	1,756
	Dallas TX Hotel Occupancy Revenue (Kaufman & Rockall Counties)	4.000%	8/15/30	1,000	1,003
[18]	Dallas TX Independent School District GO Prere.	5.000%	2/15/25	2,200	2,286
	Dallas TX Waterworks & Sewer System Revenue	5.000%	10/1/22	210	210
	Dallas TX Waterworks & Sewer System Revenue	4.000%	10/1/31	1,675	1,710
	Dallas-Fort Worth TX International Airport Revenue	5.250%	11/1/29	1,000	1,018
	Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/30	3,725	4,081
	Dallas-Fort Worth TX International Airport Revenue	4.000%	11/1/34	1,000	966
	Dallas-Fort Worth TX International Airport Revenue	4.000%	11/1/35	2,020	1,927
	Denton County TX Housing Finance Corp. Multifamily Housing Revenue PUT	5.000%	2/1/25	250	256
[18]	Dickinson TX Independent School District Revenue PUT	0.250%	8/1/23	1,000	972
[18]	Eagle Mountain & Saginaw TX Independent School District GO PUT	2.000%	8/1/24	1,035	1,007
	El Paso TX Combination Tax & Revenue Bonds GO	4.000%	8/15/33	455	454
	El Paso TX GO	5.000%	8/15/28	750	812
	El Paso TX GO	4.000%	8/15/34	1,000	998
	El Paso TX GO	3.000%	8/15/37	765	617
[18]	El Paso TX Independent School District Revenue	5.000%	8/15/42	5,000	5,195
[18]	El Paso TX Independent School District Unlimited Tax School Building Bonds GO	4.000%	8/15/43	1,610	1,474
	El Paso TX Water & Sewer System Revenue	5.000%	3/1/36	7,000	7,508
[18]	Forney TX Independent School District GO	5.000%	8/15/34	2,540	2,764
[6]	Fort Bend County TX Municipal Utility District No. 58 (Unlimited Tax Refunding) GO	3.000%	4/1/35	435	366
	Fort Bend County TX Unlimited Tax Road GO	5.000%	3/1/34	1,650	1,710
	Fort Bend TX Grand Parkway Toll Road Authority Ltd. Revenue	5.000%	3/1/29	250	272
	Fort Worth TX GO	5.000%	3/1/25	1,115	1,161
	Fort Worth TX Water & Sewer Revenue	2.000%	2/15/23	4,250	4,227
	Frisco TX Refunding & Improvement GO	5.000%	2/15/28	1,425	1,477
[18]	Galveston TX Independent School District GO	5.000%	2/1/36	1,500	1,603

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Garland TX Electric Utility System Revenue	5.000%	3/1/30	675	725
	Garland TX Water & Sewer System Revenue	5.000%	3/1/38	1,140	1,195
[18]	Goose Creek TX Consolidated Independent School District GO	5.000%	2/15/39	1,000	1,075
[18]	Goose Creek TX Consolidated Independent School District GO PUT	0.150%	10/3/22	350	350
[18]	Goose Creek TX Consolidated Independent School District GO PUT	0.600%	8/17/26	400	356
	Grand Parkway Transportation Corp. Texas System Toll Revenue	5.000%	10/1/35	1,000	1,054
[11]	Grand Parkway Transportation Corp. Texas System Toll Revenue, 5.050% coupon rate effective 10/1/2023	0.000%	10/1/30	1,550	1,603
	Grand Parkway Transportation Corp. TX BAN Revenue	5.000%	2/1/23	2,500	2,512
	Greater Texas Cultural Education Facilities Finance Corp. Revenue	5.000%	3/1/32	750	821
[6]	Greenville TX Combination Tax & Revenue	4.000%	2/15/30	2,210	2,279
	Guadalupe-Blanco River Authority Revenue	4.000%	8/15/38	200	187
	Guadalupe-Blanco River Authority Revenue	4.000%	8/15/39	140	130
	Guadalupe-Blanco River Authority Revenue	4.000%	8/15/40	130	120
[6]	Harlandale TX Independent School District GO PUT	2.000%	8/15/24	90	88
	Harris County Cultural Education Facilities Finance Corp. Revenue	3.000%	10/1/40	1,000	768
[2]	Harris County Cultural Education Facilities Finance Corp. Revenue PUT, 1M USD LIBOR + 0.650%	2.445%	7/1/24	500	499
	Harris County TX Cultural Education Facilities Finance Corp. Thermal Utility Revenue (TECO Project)	5.000%	11/15/30	1,000	1,068
	Harris County TX Flood Control Improvement GO	3.000%	10/1/39	1,500	1,194
	Harris County TX GO	5.000%	10/1/36	1,200	1,243
	Harris County TX GO	5.000%	10/1/40	2,470	2,553
	Harris County TX Toll Road Revenue	5.000%	8/15/41	1,695	1,752
[12]	Harris County-Houston TX Sports Authority Revenue	0.000%	11/15/31	2,500	1,551
	Hidalgo County TX Certificates GO	4.000%	8/15/37	1,000	948
	Hidalgo County TX Regional Mobility Authority Toll & Vehicle Registration Fee Revenue	5.000%	12/1/35	840	838
	Hidalgo County TX Regional Mobility Authority Toll & Vehicle Registration Fee Revenue	4.000%	12/1/39	850	739
	Hidalgo County TX Regional Mobility Authority Toll & Vehicle Registration Fee Revenue	0.000%	12/1/44	1,000	262
	Houston TX Airport System Revenue	5.000%	7/1/26	1,160	1,223
	Houston TX Airport System Revenue	5.000%	7/1/31	195	208
	Houston TX Airport System Revenue	5.000%	7/1/37	1,720	1,788
	Houston TX GO	5.000%	3/1/27	1,000	1,067
	Houston TX GO	4.000%	11/15/33	1,100	1,101
	Houston TX GO	4.000%	3/1/35	1,500	1,477
	Houston TX Hotel Occupancy Tax & Special Convention & Entertainment Facilities Revenue	3.000%	9/1/32	500	435
	Houston TX Hotel Occupancy Tax & Special Revenue (Convention & Entertainment Facilities)	5.000%	9/1/24	1,070	1,099
	Houston TX Housing Finance Corp. Revenue PUT	4.000%	10/1/24	1,000	1,003
[18]	Houston TX Independent School District GO	5.000%	2/15/27	1,750	1,847

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[18]	Houston TX Independent School District GO PUT	3.000%	6/1/24	300	297
	Houston TX Public Improvement Refunding Bonds GO	4.000%	3/1/34	580	576
	Houston TX Public Improvement Refunding Bonds GO	4.000%	3/1/35	660	646
	Houston TX Refunding Public Improvement Bonds GO	3.000%	3/1/36	1,010	831
	Houston TX Utility System Revenue	5.000%	5/15/25	1,160	1,191
	Houston TX Utility System Revenue	5.000%	11/15/26	1,350	1,436
	Houston TX Utility System Revenue	5.000%	11/15/26	900	957
	Houston TX Utility System Revenue	4.000%	11/15/31	1,000	1,012
	Houston TX Utility System Revenue	5.000%	11/15/34	1,000	1,025
	Houston TX Utility System Revenue	5.000%	11/15/35	920	979
	Houston TX Utility System Revenue	5.000%	11/15/36	2,500	2,613
	Houston TX Utility System Revenue	3.000%	11/15/40	1,150	873
[18]	Katy TX Independent School District GO	4.000%	2/15/27	275	276
[18]	Katy TX Independent School District GO	4.000%	2/15/28	375	376
[18]	Katy TX Independent School District GO	4.000%	2/15/42	1,020	954
[18]	Killeen TX Independent School District Unlimited Tax Building GO	5.000%	2/15/32	4,550	4,944
[18]	Klein TX Independent School District GO	5.000%	8/1/25	4,480	4,696
[18]	Klein TX Independent School District GO	5.000%	8/1/34	1,200	1,263
	Lake Houston Redevelopment Authority Tax Increment Contract Revenue	3.000%	9/1/37	525	394
[18]	Lamar TX Consolidated Independent School District GO	5.000%	2/15/26	1,360	1,414
	Laredo TX Community College District GO Prere.	5.000%	8/1/24	1,000	1,033
[18]	Laredo TX Independent School District GO	4.000%	8/1/28	1,635	1,655
[18]	Lewisville TX Independent School District (Unlimited Tax Building) GO	5.000%	8/15/25	3,820	4,009
[18]	Liberty Hill TX Independent School District (School Building Bonds) GO	4.000%	2/1/42	2,000	1,842
	Lone Star College System Texas GO	5.000%	2/15/26	3,100	3,266
	Lone Star College System Texas GO	5.000%	2/15/28	5,500	5,784
[4]	Lower Colorado River Authority Texas Revenue	5.000%	5/15/41	1,470	1,520
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp. Project)	5.000%	5/15/33	1,050	1,130
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp. Project)	5.000%	5/15/35	1,500	1,589
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/28	1,200	1,248
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/28	1,000	1,023
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/34	1,120	1,177
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/36	1,085	1,143
[10]	Lower Colorado River Authority TX Transmission Contract Revenue (LCRA Transmission Services Corp. Project)	5.250%	5/15/41	1,000	1,057
[4]	Lubbock TX Electric Light & Power System Revenue	5.000%	4/15/38	1,750	1,836

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lubbock TX Electric Light & Power System Revenue	4.000%	4/15/39	1,685	1,542
[18]	Mansfield TX Independent School District GO Prere.	4.000%	2/15/23	1,265	1,269
[18]	Mansfield TX Independent School District GO Prere.	5.000%	2/15/23	1,250	1,259
	McKinney TX GO	3.750%	8/15/36	1,090	992
	McKinney TX GO	3.875%	8/15/38	880	795
	McKinney TX Waterworks & Sewer System Revenue	5.000%	3/15/31	400	441
	McKinney TX Waterworks & Sewer System Revenue	5.000%	3/15/41	700	750
[19]	Mesquite TX Health Facilities Development Corp. Retirement Facility Revenue (Christian Care Centers Inc. Project)	5.000%	2/15/24	220	183
[18]	Midlothian TX Independent School District Revenue GO PUT	2.000%	8/1/24	1,005	973
	Montgomery TX GO	4.000%	3/1/30	1,840	1,889
	New Hope TX Cultural Education Facilities Finance Corp. First Mortgage Revenue (Morningside Ministries Project)	6.250%	1/1/33	1,640	1,651
	New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (Westminster Manor Project)	5.000%	11/1/26	1,060	1,082
	New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (Westminster Manor Project)	5.000%	11/1/27	1,000	1,019
	New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (Westminster Manor Project)	5.000%	11/1/28	870	881
	New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (Windhaven Project)	4.500%	10/1/26	500	489
	New Hope TX Cultural Education Facilities Finance Corp. Student Housing Revenue (Tarleton State University Project) ETM	5.000%	4/1/23	200	202
	New Hope TX Cultural Education Facilities Finance Corp. Student Housing Revenue (Tarleton State University Project) ETM	5.000%	4/1/24	210	215
	New Hope TX Cultural Education Facilities Finance Corp. Student Housing Revenue (Tarleton State University Project) ETM	5.000%	4/1/25	240	249
	North East TX Regional Mobility Authority Revenue	5.000%	1/1/30	2,390	2,414
[6]	North Fort Bend Authority TX Water System Revenue	4.000%	12/15/33	500	508
[6]	North Fort Bend Authority TX Water System Revenue	3.000%	12/15/35	750	633
[6]	North Fort Bend Authority TX Water System Revenue	3.000%	12/15/36	585	485
	North Texas Municipal Water District Regional Wastewater System Revenue	5.000%	6/1/23	1,555	1,574
	North Texas Municipal Water District Regional Wastewater System Revenue	4.000%	6/1/31	1,500	1,525
	North Texas Municipal Water District Water System Revenue	5.000%	9/1/23	1,025	1,042
	North Texas Municipal Water District Water System Revenue	5.000%	9/1/33	4,000	4,129
	North Texas Municipal Water District Water System Revenue	5.000%	9/1/34	4,000	4,122
	North Texas Tollway Authority System Revenue	5.000%	1/1/26	1,060	1,064
	North Texas Tollway Authority System Revenue	5.000%	1/1/27	2,625	2,673

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	North Texas Tollway Authority System Revenue	0.000%	1/1/28	1,000	813
	North Texas Tollway Authority System Revenue	5.000%	1/1/29	1,245	1,284
	North Texas Tollway Authority System Revenue	5.000%	1/1/30	575	585
	North Texas Tollway Authority System Revenue	5.000%	1/1/30	1,000	1,031
	North Texas Tollway Authority System Revenue	5.000%	1/1/32	1,820	1,870
	North Texas Tollway Authority System Revenue	5.000%	1/1/33	1,500	1,540
	North Texas Tollway Authority System Revenue	5.000%	1/1/34	1,730	1,774
	North Texas Tollway Authority System Revenue	5.000%	1/1/35	1,060	1,082
	North Texas Tollway Authority System Revenue	4.000%	1/1/36	1,015	956
[4]	North Texas Tollway Authority System Revenue	4.000%	1/1/37	1,520	1,452
	North Texas Tollway Authority System Revenue	4.000%	1/1/37	1,030	945
	North Texas Tollway Authority System Revenue	4.000%	1/1/37	1,250	1,165
	North Texas Tollway Authority System Revenue	5.000%	1/1/38	1,005	1,042
	North Texas Tollway Authority System Revenue	4.000%	1/1/39	1,000	901
[10]	North Texas Tollway Authority System Revenue	5.000%	1/1/39	1,000	1,048
[10]	North Texas Tollway Authority System Revenue	4.125%	1/1/40	1,000	934
[10]	North Texas Tollway Authority System Revenue	5.000%	1/1/40	1,000	1,044
[18]	Northside TX Independent School District GO	5.000%	8/15/25	1,165	1,219
[18]	Northside TX Independent School District GO	4.000%	8/15/32	1,305	1,322
[18]	Northside TX Independent School District GO PUT	0.700%	6/1/25	1,000	891
[18]	Northside TX Independent School District GO PUT	2.000%	6/1/27	2,000	1,860
[18]	Northwest Independent School District Texas GO	5.000%	2/15/26	1,000	1,039
[18]	Northwest Independent School District Texas GO	4.000%	2/15/38	2,400	2,322
[18]	Northwest Independent School District Texas GO Prere.	5.000%	2/15/25	1,760	1,825
[18]	Palestine Independent School District GO	5.000%	2/15/29	1,860	1,948
	Pasadena TX GO	4.000%	2/15/28	1,000	1,015
	Pearland TX GO	4.000%	3/1/32	1,095	1,104
	Pearland TX GO	4.000%	3/1/33	910	912
	Pearland TX Waterworks & Sewer System Revenue	4.000%	9/1/32	240	242
	Pearland TX Waterworks & Sewer System Revenue	4.000%	9/1/33	340	340
	Pflugerville TX GO	4.000%	8/1/35	1,250	1,228
[18]	Pflugerville TX Independent School District GO	5.000%	2/15/25	1,600	1,663
[18]	Richardson Independent School District GO	5.000%	2/15/26	3,020	3,189
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/24	1,000	1,024
	San Antonio TX Electric & Gas Systems Revenue	3.000%	2/1/30	535	496
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/30	1,000	1,059
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/30	2,500	2,740
	San Antonio TX Electric & Gas Systems Revenue	3.000%	2/1/31	1,280	1,166
	San Antonio TX Electric & Gas Systems Revenue	4.000%	2/1/34	1,255	1,258
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/34	2,000	2,132
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/34	1,700	1,823
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/36	1,000	1,044
	San Antonio TX Electric & Gas Systems Revenue PUT	1.125%	12/1/26	150	133

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Antonio TX Electric & Gas Systems Revenue PUT	2.000%	12/1/27	1,000	909
	San Antonio TX GO	5.000%	2/1/26	1,000	1,039
	San Antonio TX GO	4.000%	8/1/34	1,140	1,127
[18]	San Antonio TX Independent School District GO	5.000%	8/15/25	1,200	1,259
[18]	San Antonio TX Independent School District GO	5.000%	8/15/29	1,295	1,354
[18]	San Antonio TX Independent School District GO	5.000%	8/15/37	2,495	2,586
	San Antonio TX Municipal Facilities Corp. Lease Revenue	5.000%	9/15/35	3,000	3,220
	San Antonio TX Municipal Facilities Corp. Lease Revenue	5.000%	9/15/37	3,000	3,196
	San Antonio TX Municipal Facilities Corp. Lease Revenue (City Tower Renovation Project)	3.000%	8/1/34	2,305	1,998
	San Antonio TX Water Revenue	5.000%	5/15/34	1,000	1,051
	San Antonio TX Water Revenue	5.000%	5/15/37	1,680	1,759
	San Antonio TX Water Revenue	5.000%	5/15/38	1,440	1,514
	San Antonio TX Water Revenue	4.000%	5/15/40	3,000	2,783
[18]	Sanger TX Independent School District Unlimited Tax Building Bonds GO	5.000%	8/15/37	1,755	1,901
	Southwest Texas Higher Education Authority Inc. Revenue (Southern Methodist University Project)	4.000%	10/1/34	1,350	1,346
[18]	Spring TX Independent School District GO	5.000%	8/15/32	1,000	1,043
[18]	Spring TX Independent School District GO	5.000%	8/15/35	1,370	1,443
	Sugar Land TX GO	5.000%	2/15/26	510	537
	Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Cook Children's Medical Center)	5.000%	12/1/25	350	367
[3]	Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Methodist Hospitals of Dallas Project) VRDO	2.750%	10/3/22	160	160
	Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Methodist Hospitals of Dallas) Prere.	5.250%	10/1/23	1,000	1,019
	Tarrant County TX Cultural Education Facilities Finance Corp. Revenue PUT	5.000%	7/1/32	2,180	2,322
	Tarrant County TX GO	5.000%	8/15/30	1,000	1,114
	Tarrant County TX GO	5.000%	7/15/33	600	661
	Tarrant County TX GO	4.000%	7/15/41	1,000	910
	Tarrant County TX Regional Water District Revenue (Water Control and Improvement District)	5.000%	3/1/25	1,785	1,857
[18]	Texas City TX Independent School District GO	5.000%	8/15/26	3,365	3,526
[10]	Texas Department of Housing & Community Affairs Residential Mortgage Revenue	5.750%	1/1/53	1,000	1,064
	Texas Department of Housing & Community Affairs Revenue	5.500%	9/1/52	1,000	1,048
	Texas GO	5.000%	10/1/36	3,000	3,116
	Texas GO Prere.	5.000%	4/1/24	1,330	1,365
	Texas Municipal Gas Acquisition & Supply Corp. I Revenue	5.250%	12/15/23	245	248
	Texas Municipal Gas Acquisition & Supply Corp. I Revenue	5.250%	12/15/24	580	592
	Texas Municipal Gas Acquisition & Supply Corp. I Revenue	6.250%	12/15/26	135	140
	Texas Municipal Gas Acquisition & Supply Corp. III Revenue	5.000%	12/15/30	2,945	3,030

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Texas Municipal Gas Acquisition & Supply Corp. III Revenue	5.000%	12/15/31	1,460	1,498
	Texas Municipal Gas Acquisition & Supply Corp. III Revenue	5.000%	12/15/32	2,515	2,572
[4]	Texas Municipal Power Agency Revenue	3.000%	9/1/31	950	859
	Texas Private Activity Bond Surface Transportation Corp. Revenue (Infrastructure Group LLC I-635 Managed Lanes Project)	4.000%	12/31/31	3,000	2,798
	Texas Private Activity Bond Surface Transportation Corp. Revenue (Infrastructure Group LLC I-635 Managed Lanes Project)	4.000%	6/30/32	2,000	1,854
	Texas Private Activity Bond Surface Transportation Corp. Revenue (Infrastructure Group LLC I-635 Managed Lanes Project)	4.000%	12/31/35	1,000	892
	Texas Private Activity Bond Surface Transportation Corp. Revenue (Infrastructure Group LLC I-635 Managed Lanes Project)	4.000%	6/30/40	2,000	1,706
	Texas Private Activity Bond Surface Transportation Corp. Revenue (Infrastructure Group LLC I-635 Managed Lanes Projects)	4.000%	6/30/38	1,200	1,044
	Texas Private Activity Bond Surface Transportation Corp. Revenue (Infrastructure Group LLC I-635 Managed Lanes Projects)	4.000%	12/31/38	1,000	868
	Texas Private Activity Bond Surface Transportation Corp. Revenue (NTE Mobility Partners LLC North Tarrant Express Managed Lanes Project)	5.000%	12/31/31	1,000	1,016
	Texas Private Activity Bond Surface Transportation Corp. Revenue (NTE Mobility Partners LLC North Tarrant Express Managed Lanes Project)	5.000%	12/31/34	1,000	1,000
	Texas State University System Financing System Revenue	5.000%	3/15/32	1,625	1,725
	Texas Transportation Commission GO	5.000%	10/1/29	1,500	1,572
	Texas Transportation Commission GO	5.000%	4/1/32	2,000	2,103
	Texas Transportation Commission GO PUT	0.650%	4/1/26	1,575	1,412
	Texas Transportation Commission Mobility Fund GO	5.000%	10/1/34	1,705	1,813
	Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/33	525	528
	Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/37	2,460	2,513
	Texas Water Development Board Revenue	5.000%	8/1/25	1,350	1,414
	Texas Water Development Board Revenue	4.000%	10/15/32	1,125	1,144
	Texas Water Development Board Revenue	4.000%	10/15/33	1,650	1,677
	Texas Water Development Board Revenue	4.000%	10/15/34	1,465	1,466
	Texas Water Development Board Revenue	4.000%	10/15/35	2,895	2,847
	Texas Water Development Board Revenue	4.000%	10/15/35	1,770	1,741
	Texas Water Development Board Revenue	4.000%	10/15/36	6,130	5,932
	Texas Water Development Board Revenue	5.000%	8/1/38	5,000	5,279
	Texas Water Development Board State Implementation Revenue Fund (Master Trust)	4.000%	10/15/33	2,000	2,023
	Texas Water Development Board State Implementation Revenue Fund (Master Trust)	5.000%	10/15/34	2,500	2,626
[10]	Texas Water Development Board State Implementation Revenue Fund (Master Trust)	4.450%	10/15/36	2,250	2,266
	Texas Water Development Board State Implementation Revenue Fund (Master Trust)	3.000%	10/15/39	1,755	1,476
[18]	Tomball TX Independent School District Unlimited Tax Building Bonds GO	3.875%	2/15/43	1,000	852
	Travis TX GO	5.000%	3/1/27	1,545	1,631

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Trinity River Authority of Texas Regional Wastewater System Revenue	5.000%	8/1/27	1,000	1,062
	Trinity River Authority of Texas Regional Wastewater System Revenue	4.000%	8/1/32	250	255
	Trinity River Authority of Texas Regional Wastewater System Revenue	5.000%	8/1/37	1,235	1,305
[18]	United TX Independent School District GO Prere.	5.000%	8/15/24	2,550	2,630
	University of Houston Texas Revenue	5.000%	2/15/28	5,000	5,257
	University of Houston Texas Revenue	3.000%	2/15/31	3,090	2,843
	University of Houston Texas Revenue	5.000%	2/15/31	1,810	1,999
	University of Houston Texas Revenue	4.000%	2/15/33	1,840	1,851
	University of Houston Texas Revenue	5.000%	2/15/33	1,500	1,558
	University of Houston Texas Revenue	5.000%	2/15/35	4,500	4,659
	University of North Texas Revenue	4.000%	4/15/34	1,110	1,097
	University of North Texas Revenue	5.000%	4/15/36	1,275	1,326
	University of Texas Financing System Bonds Revenue	2.000%	8/15/36	750	527
	University of Texas Financing System Bonds Revenue	5.000%	8/15/40	500	549
	Waco TX Educational Finance Corp. Revenue (Baylor University)	5.000%	3/1/30	1,000	1,081
[6]	West Travis County TX Public Utility Agency Revenue	5.000%	8/15/27	1,235	1,317
[6]	West Travis County TX Public Utility Agency Revenue	4.000%	8/15/32	270	273
	Williamson County TX GO	5.000%	2/15/23	230	231
					436,183
Utah (0.3%)
	Alpine UT School District GO	5.000%	3/15/30	1,025	1,091
	Central Utah Water Conservancy District GO	5.000%	4/1/28	6,050	6,572
	Central Utah Water Conservancy District Revenue	4.000%	10/1/32	1,000	1,017
	Duchesne School District UT Municipal Building Authority Lease Revenue	5.000%	6/1/37	1,400	1,420
	Granite UT School District Salt Lake County GO	5.000%	6/1/23	595	602
	Intermountain UT Power Agency Revenue	4.000%	7/1/36	2,310	2,196
	Intermountain UT Power Agency Supply Revenue	5.000%	7/1/38	2,000	2,138
	Jordan Valley UT Water Conservancy District Revenue	4.000%	10/1/32	750	763
	Utah County UT Hospital Revenue (IHC Health Services)	5.000%	5/15/34	750	787
	Utah County UT Hospital Revenue (IHC Health Services)	5.000%	5/15/35	850	891
	Utah Transit Authority Sales Tax Revenue	5.000%	12/15/36	1,000	1,059
	Utah Transit Authority Sales Tax Revenue Prere.	5.000%	6/15/25	1,000	1,047
	Utah Transit Authority Sales Tax Revenue Prere.	5.000%	6/15/25	1,285	1,344
[4]	Vineyard UT Redevelopment Agency Tax Increment Revenue	4.000%	5/1/33	150	150
[4]	Vineyard UT Redevelopment Agency Tax Increment Revenue	4.000%	5/1/34	125	124
	Weber School District UT GO	5.000%	6/15/26	1,050	1,114
	Weber School District UT GO	5.000%	6/15/27	1,050	1,129
					23,444

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Vermont (0.1%)
	University of Vermont & State Agricultural College GO	5.000%	10/1/38	1,000	1,062
	University of Vermont Educational & Health Buildings Financing Agency Revenue	5.000%	12/1/28	1,010	1,043
	Vermont Economic Development Authority Mortgage Revenue	4.000%	5/1/33	1,000	842
	Vermont GO	5.000%	8/15/24	2,020	2,088
					5,035
Virgin Islands (0.0%)
	Matching Fund Special Purpose Securitization Corp. Revenue	5.000%	10/1/25	45	46
	Matching Fund Special Purpose Securitization Corp. Revenue	5.000%	10/1/26	115	118
	Matching Fund Special Purpose Securitization Corp. Revenue	5.000%	10/1/27	170	175
					339
Virginia (0.7%)
	Arlington County VA GO	5.000%	6/15/24	4,510	4,650
[5]	Cutalong II Community Development Authority VA Special Assessment (Cutalong II Project)	4.000%	3/1/32	817	712
	Danville VA GO	4.000%	9/1/27	1,540	1,589
	Fairfax County Industrial Development Authority Health Care Revenue	5.000%	5/15/36	1,000	1,048
	Fairfax County VA GO	5.000%	10/1/23	1,255	1,278
	Hampton Roads VA Transportation Accountability Commission Revenue	5.000%	7/1/26	1,045	1,104
[5]	Hanover County VA Economic Development Authority Revenue (Covenant Woods)	4.000%	7/1/30	260	233
	James City County VA Economic Development Authority Revenue (Williamsburg Landing)	4.000%	12/1/35	225	192
	Mosaic VA District Community Development Authority Revenue	4.000%	3/1/33	750	748
	Norfolk VA GO Prere.	5.000%	9/1/24	1,090	1,127
	Norfolk VA GO Prere.	5.000%	9/1/24	1,345	1,391
	Norfolk VA Water Revenue	5.000%	11/1/34	1,155	1,235
	Prince William County VA Industrial Development Authority Health Care Facilities Revenue Prere.	5.000%	11/1/22	1,220	1,222
	Richmond VA Public Utility Revenue	5.000%	1/15/28	1,000	1,054
	Stafford County VA Economic Development Authority Hospital Facilities Revenue (Mary Washington Healthcare Obligated Group)	5.000%	6/15/24	1,120	1,144
	Virginia Beach VA Development Authority Residential Care Facility Revenue (Westminster-Canterbury on Chesapeake Bay)	5.000%	9/1/30	600	588
	Virginia Beach VA Development Authority Residential Care Facility Revenue (Westminster-Canterbury on Chesapeake Bay)	5.000%	9/1/33	425	409
	Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	5.000%	2/1/23	5,000	5,032
	Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	5.000%	2/1/27	1,845	1,947

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	3.000%	2/1/35	1,500	1,244
	Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	5.000%	2/1/42	1,000	1,070
	Virginia College Building Authority Educational Facilities Revenue (Public Higher Education Financing Program)	5.000%	9/1/25	1,110	1,166
	Virginia College Building Authority Educational Facilities Revenue (Public Higher Education Financing Program)	4.000%	9/1/36	2,130	2,058
	Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/26	1,405	1,495
	Virginia Commonwealth Transportation Board Revenue	4.000%	5/15/35	1,280	1,280
	Virginia Commonwealth Transportation Board Revenue	4.000%	5/15/35	1,750	1,749
	Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/23	740	751
	Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/36	5,035	5,512
	Virginia Public Building Authority Revenue	5.000%	11/1/31	95	95
	Virginia Public School Authority Revenue	5.000%	8/1/24	6,080	6,277
	Virginia Public School Authority School Technology & Security Notes Revenue	5.000%	4/15/23	3,450	3,485
	Virginia Small Business Financing Authority Residential Care Facilities Revenue	4.000%	12/1/31	500	468
	Virginia ST Resources Authority Infrastructure Revenue Prere.	5.000%	11/1/22	30	30
	Wise County VA Industrial development Authority Solid Waste & Sewage Disposal Revenue (Virginia Electric & Power Co. Project) PUT	0.750%	9/2/25	575	526
					53,909
Washington (1.6%)
	Bellingham WA Water & Sewer Revenue Refunding Bonds	5.000%	8/1/25	400	419
	Central Kitsap Fire & Rescue GO	5.000%	12/1/22	2,675	2,683
	Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.000%	11/1/26	795	849
	Energy Northwest Washington Electric Revenue	5.000%	7/1/25	3,115	3,263
	Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/31	1,225	1,273
	Energy Northwest Washington Electric Revenue (Project No. 3)	5.000%	7/1/25	7,200	7,541
	Energy Northwest Washington Electric Revenue (Project No. 3)	5.000%	7/1/26	1,735	1,844
	King County WA GO	4.000%	12/1/32	1,500	1,522
	King County WA GO	4.000%	12/1/34	2,150	2,166
	King County WA Housing Authority Revenue	3.000%	6/1/40	1,000	756
	Port of Seattle WA Revenue	4.000%	6/1/37	3,000	2,835
[2]	Seattle WA Municipal Light & Power Refunding Revenue PUT, SIFMA Municipal Swap Index Yield + 0.250%	2.710%	11/1/26	1,000	973
	Seattle WA Water System Improvement Revenue	4.000%	8/1/32	3,020	3,067
	Snohomish County WA School District No. 103 (Monroe) GO	5.000%	12/1/31	1,000	1,039

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Snoqualmie Valley WA King County School District No. 410 GO	5.000%	12/1/33	3,150	3,260
University of Washington Revenue PUT	4.000%	8/1/27	2,435	2,490
Washington (Motor Vehicle Fuel Tax) GO	4.000%	7/1/26	5,000	5,137
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/27	1,000	1,038
Washington (Motor Vehicle Fuel Tax) GO	4.000%	7/1/31	1,500	1,519
Washington Economic Development Finance Authority Lease Revenue (Washington Biomedical Research Properties 2)	5.000%	6/1/25	1,090	1,126
Washington GO	5.000%	6/1/23	2,000	2,025
Washington GO	5.000%	7/1/23	1,155	1,171
Washington GO	5.000%	7/1/25	1,500	1,547
Washington GO	5.000%	8/1/26	5,105	5,433
Washington GO	5.000%	8/1/27	1,000	1,048
Washington GO	4.000%	7/1/28	5,000	5,178
Washington GO	5.000%	7/1/28	2,000	2,075
Washington GO	4.000%	7/1/29	2,720	2,735
Washington GO	5.000%	7/1/30	1,100	1,139
Washington GO	5.000%	7/1/32	1,250	1,290
Washington GO	5.000%	7/1/32	2,455	2,567
Washington GO	5.000%	8/1/34	1,750	1,814
Washington GO	5.000%	2/1/35	5,000	5,260
Washington GO	5.000%	8/1/36	2,150	2,285
Washington GO	5.000%	8/1/37	3,685	3,767
Washington GO	5.000%	2/1/38	2,205	2,376
Washington GO	5.000%	8/1/38	2,070	2,192
Washington GO	5.000%	2/1/39	2,000	2,112
Washington Health Care Facilities Authority Revenue (Central Washington Health Services Association)	5.000%	7/1/30	1,760	1,793
Washington Health Care Facilities Authority Revenue (CommonSpirit Health)	5.000%	8/1/32	1,750	1,780
Washington Health Care Facilities Authority Revenue (CommonSpirit Health)	5.000%	8/1/36	1,625	1,626
Washington Health Care Facilities Authority Revenue (CommonSpirit Health) PUT	5.000%	8/1/24	1,000	1,013
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/31	2,505	2,590
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/32	1,000	1,043
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/32	3,000	3,093
Washington Health Care Facilities Authority Revenue (Providence Health & Services)	5.000%	10/1/33	880	880
Washington Higher Education Facilities Authority Revenue (Seattle University Project)	5.000%	10/1/35	1,000	1,002
Washington Higher Education Facilities Authority Revenue (Whitman College Project)	4.000%	1/1/36	1,685	1,657
Washington Higher Education Facilities Authority Revenue (Whitworth University Project)	4.000%	10/1/34	725	656
Washington State Convention Center Public Facilities District Revenue (Lodging Tax Bonds)	4.000%	7/1/31	2,025	1,792
Washington State Convention Center Public Facilities District Revenue (Lodging Tax Bonds)	3.000%	7/1/34	290	232
Washington State Health Care Facilities Authority Revenue PUT	4.000%	10/1/30	3,500	3,470

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Washington State Housing Finance Commission Municipal Certificates Revenue	3.500%	12/20/35	2,639	2,239
					115,680
West Virginia (0.2%)
	West Virginia Commissioner of Highways Revenue (Surface Transportation Improvements)	5.000%	9/1/33	1,170	1,232
	West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/37	1,545	1,506
	West Virginia GO	5.000%	12/1/35	1,000	1,064
	West Virginia GO	5.000%	6/1/36	1,000	1,063
	West Virginia GO	5.000%	6/1/38	2,500	2,654
	West Virginia Higher Education Policy Commission Revenue	5.000%	7/1/37	1,315	1,373
	West Virginia Hospital Finance Authority Hospital Revenue (Cabell Huntington Hospital Inc.)	5.000%	1/1/29	765	783
	West Virginia Parkways Authority Turnpike Toll Revenue	5.000%	6/1/33	845	906
					10,581
Wisconsin (0.7%)
	Madison WI Area Technical College GO	4.000%	3/1/25	1,835	1,868
	Madison WI GO	4.000%	10/1/26	1,500	1,541
	Milwaukee WI GO	5.000%	4/1/26	1,935	2,027
	Milwaukee WI GO	5.000%	4/1/29	1,110	1,194
	Public Finance Authority Health Care Facilities Revenue (Appalachian Regional Healthcare System Obligated Group)	5.000%	7/1/35	300	303
[5]	Public Finance Authority Revenue (Clover Garden School)	5.000%	6/15/32	360	342
	Public Finance Authority Revenue (Duke Energy Progress Project) PUT	3.300%	10/1/26	1,000	979
	Public Finance Authority Revenue (Duke Energy Progress Project) PUT	3.700%	10/1/30	1,160	1,123
	Public Finance Authority Revenue (Providence St. Joseph Health) PUT	4.000%	10/1/30	2,345	2,325
	Public Finance Authority Revenue (Texas Biomedical Research Institute Project)	5.000%	6/1/34	650	661
	Wauwatosa WI GO	4.000%	12/1/22	1,000	1,001
[4]	Wisconsin Center District Tax Revenue	0.000%	12/15/34	1,250	707
[4]	Wisconsin Center District Tax Revenue	0.000%	12/15/39	1,250	533
[10]	Wisconsin GO	5.000%	5/1/24	1,000	1,021
	Wisconsin GO	4.000%	5/1/33	1,665	1,679
	Wisconsin GO	5.000%	5/1/34	1,780	1,857
	Wisconsin GO	5.000%	5/1/34	3,880	4,160
	Wisconsin GO	5.000%	5/1/35	1,000	1,042
	Wisconsin GO	5.000%	5/1/36	2,000	2,059
	Wisconsin GO	5.000%	5/1/36	1,000	1,041
	Wisconsin GO	5.000%	5/1/38	1,740	1,832
	Wisconsin GO Prere.	5.000%	5/1/23	1,000	1,011
[2]	Wisconsin Health & Educational Facilities Authority Revenue (Advocate Aurora Health Credit Group) PUT, SIFMA Municipal Swap Index Yield + 0.550%	3.010%	7/26/23	1,000	997
	Wisconsin Health & Educational Facilities Authority Revenue (Agnesian HealthCare Inc.)	5.000%	7/1/31	1,065	1,098
	Wisconsin Health & Educational Facilities Authority Revenue (Ascension Health Alliance Credit Group)	4.000%	11/15/34	1,540	1,492

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Wisconsin Health & Educational Facilities Authority Revenue (Ascension Health Alliance Credit Group)	5.000%	11/15/36	2,265	2,328
Wisconsin Health & Educational Facilities Authority Revenue (Aspirus Inc. Obligated Group)	5.000%	8/15/25	1,670	1,687
Wisconsin Health & Educational Facilities Authority Revenue (Children's Hospital of Wisconsin Inc.)	4.000%	8/15/31	1,010	989
Wisconsin Health & Educational Facilities Authority Revenue (Marquette University)	5.000%	10/1/30	500	500
Wisconsin Health & Educational Facilities Authority Revenue (Oakwood Lutheran Senior Ministries)	4.000%	1/1/29	390	366
Wisconsin Health & Educational Facilities Authority Revenue (ThedaCare Inc. Obligated Group)	4.000%	12/15/39	1,595	1,433
Wisconsin Public Finance Authority Exempt Facilities Revenue (Wingate University)	5.250%	10/1/32	740	737
Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/28	750	787
Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/30	1,085	1,111
Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	4.000%	6/1/39	1,000	894
Wisconsin Public Finance Authority Retirement Facilities First Mortgage Revenue (United Methodist Retirement Homes)	4.000%	10/1/34	390	350
Wisconsin Public Finance Authority Retirement Facilities First Mortgage Revenue (United Methodist Retirement Homes)	4.000%	10/1/35	285	252
Wisconsin Public Finance Authority Retirement Facilities First Mortgage Revenue (United Methodist Retirement Homes)	4.000%	10/1/36	435	380
Wisconsin Public Power System Power Supply System Revenue	5.000%	7/1/32	500	505
Wisconsin Transportation Revenue	5.000%	7/1/31	1,525	1,625
Wisconsin Transportation Revenue	5.000%	7/1/31	1,370	1,429
Wisconsin Transportation Revenue Prere.	5.000%	7/1/24	2,755	2,841
				52,107
Wyoming (0.0%)
Laramie County WY Hospital Revenue (Cheyenne Regional Medical Center Project)	4.000%	5/1/29	130	131

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Wyoming Municipal Power Agency Power Supply Revenue Prere.	5.000%	1/1/27	1,000	1,069
					1,200
Total Tax-Exempt Municipal Bonds (Cost $4,250,399)					3,929,372
Total Investments (98.9%) (Cost $5,936,290)					7,299,132
Other Assets and Liabilities—Net (1.1%)					83,817
Net Assets (100%)					7,382,949
Cost is in $000.
*	Non-income-producing security.
1	Security value determined using significant unobservable inputs.
2	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
3	Scheduled principal and interest payments are guaranteed by bank letter of credit.
4	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
5	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2022, the aggregate value was $27,050,000, representing 0.4% of net assets.
6	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
7	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
8	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
9	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
10	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of September 30, 2022.
11	Step bond.
12	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
13	Scheduled principal and interest payments are guaranteed by Municipal Bond Insurance Association.
14	Scheduled principal and interest payments are guaranteed by Michigan School Board Loan Fund.
15	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
16	Scheduled principal and interest payments are guaranteed by Berkshire Hathaway Assurance Corp.
17	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
18	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
19	Non-income-producing security—security in default.
1M—1-month.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
LIBOR—London Interbank Offered Rate.
Prere.—Prerefunded.
PUT—Put Option Obligation.
REIT—Real Estate Investment Trust.
SIFMA—Securities Industry and Financial Markets Association.
SO—Special Obligation.
SOFR—Secured Overnight Financing Rate.
USD—U.S. dollar.
VRDO—Variable Rate Demand Obligation.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2022	603	108,585	(12,159)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The fund also uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds or stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of September 30, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	3,368,412	—	1,348	3,369,760
Tax-Exempt Municipal Bonds	—	3,929,372	—	3,929,372
Total	3,368,412	3,929,372	1,348	7,299,132

Derivative Financial Instruments
Liabilities
Futures Contracts[1]	12,159	—	—	12,159
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.